Wells Fargo C&B Large Cap Value Portfolio	Portfolio of investments —- February 29, 2020 (unaudited)
	Shares	Value
Common Stocks : 97.85%
Communication Services : 6.93%
Diversified Telecommunication Services : 2.50%	152,700	$8,270,232
Verizon Communications Incorporated
Entertainment : 2.30%	130,800	7,603,404
Activision Blizzard Incorporated
Media : 2.13%	102,100	7,073,488
Omnicom Group Incorporated
Consumer Discretionary : 7.60%
Hotels, Restaurants & Leisure : 2.35%	232,600	7,782,796
Carnival Corporation
Household Durables : 1.75%	45,200	5,779,272
Whirlpool Corporation
Textiles, Apparel & Luxury Goods : 3.50%
Gildan Activewear Incorporated	251,700	6,096,174
HanesBrands Incorporated	413,797	5,478,672
		11,574,846
Consumer Staples : 2.25%
Tobacco : 2.25%	91,100	7,458,357
Philip Morris International Incorporated
Energy : 2.91%
Energy Equipment & Services : 1.28%	156,800	4,247,712
Schlumberger Limited
Oil, Gas & Consumable Fuels : 1.63%	104,800	5,390,912
Exxon Mobil Corporation
Financials : 31.56%
Banks : 7.55%
JPMorgan Chase & Company	80,500	9,346,855
PNC Financial Services Group Incorporated	69,300	8,759,520
US Bancorp	148,400	6,891,696
		24,998,071
Capital Markets : 10.20%
Brookfield Asset Management Incorporated Class A	193,900	11,626,244
Intercontinental Exchange Incorporated	55,600	4,960,632
State Street Corporation	139,600	9,508,156
The Charles Schwab Corporation	188,200	7,669,150
		33,764,182
Consumer Finance : 2.90%	330,000	9,603,000
Synchrony Financial
Diversified Financial Services : 2.67%	42,890	8,849,923
Berkshire Hathaway Incorporated Class B †

1

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo C&B Large Cap Value Portfolio
	Shares	Value
Insurance : 8.24%
Arch Capital Group Limited †	117,000	$4,730,310
Chubb Limited	62,500	9,064,375
Fidelity National Financial Incorporated	119,500	4,631,820
The Progressive Corporation	120,800	8,837,728
		27,264,233
Health Care : 12.67%
Health Care Equipment & Supplies : 3.92%
Becton Dickinson & Company	26,400	6,278,448
Medtronic plc	66,600	6,704,622
		12,983,070
Health Care Providers & Services : 6.36%
HCA Healthcare Incorporated	56,200	7,137,962
Laboratory Corporation of America Holdings †	34,600	6,078,874
UnitedHealth Group Incorporated	30,700	7,827,272
		21,044,108
Pharmaceuticals : 2.39%	58,700	7,893,976
Johnson & Johnson
Industrials : 19.09%
Aerospace & Defense : 1.33%	68,200	4,407,766
Hexcel Corporation
Air Freight & Logistics : 2.17%	79,500	7,193,955
United Parcel Service Incorporated Class B
Building Products : 1.32%	119,800	4,381,086
Johnson Controls International plc
Electrical Equipment : 3.97%
AMETEK Incorporated	66,200	5,693,200
Eaton Corporation plc	81,900	7,429,968
		13,123,168
Industrial Conglomerates : 1.90%	42,100	6,283,004
3M Company
Machinery : 5.23%
Colfax Corporation †	215,500	7,212,785
Snap-on Incorporated	48,100	6,962,475
Woodward Governor Company	30,400	3,137,280
		17,312,540
Trading Companies & Distributors : 3.17%	201,100	10,473,288
AerCap Holdings NV †
Information Technology : 9.03%
Electronic Equipment, Instruments & Components : 5.49%
Arrow Electronics Incorporated †	154,800	10,380,888
TE Connectivity Limited	94,100	7,798,067
		18,178,955

2

Wells Fargo C&B Large Cap Value Portfolio	Portfolio of investments —- February 29, 2020 (unaudited)
			Shares	Value
IT Services : 3.54%
Amdocs Limited			116,100	$7,401,375
Leidos Holdings Incorporated			42,100	4,321,565
				11,722,940
Materials : 3.71%
Chemicals : 1.43%			190,500	4,747,260
Axalta Coating Systems Limited †
Containers & Packaging : 0.82%			38,600	2,721,300
Crown Holdings Incorporated †
Metals & Mining : 1.46%			47,100	4,817,859
Reliance Steel & Aluminum Company
Real Estate : 2.10%
Real Estate Management & Development : 2.10%			123,600	6,938,904
CBRE Group Incorporated Class A †
Total Common Stocks (Cost $265,353,547)				323,883,607
	Yield
Short-Term Investments : 4.33%
Investment Companies : 4.33%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.52%	14,337,969	14,337,969
Total Short-Term Investments (Cost $14,337,969)				14,337,969
Total investments in securities (Cost $279,691,516)	102.18%			338,221,576
Other assets and liabilities, net	(2.18)			(7,200,928)
	____			_________________
Total net assets	100.00%			$331,020,648
	_____			_________________

†Non-income-earning security

(l)The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)The rate represents the 7-day annualized yield at period end

3

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares,			Shares,	Value,	% of
	beginning of	Shares	Shares	end of	end	net
Short-Term Investments	period	purchased	sold	period	of period	assets

Investment Companies
Wells Fargo Government Money Market Fund Select						4.33%
Class	11,857,445	99,797,341	(97,316,817)	14,337,969	$14,337,969

Wells Fargo C&B Large Cap Value Portfolio (the "Portfolio")

Notes to Portfolio of investments – February 29, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio's Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio's assets and liabilities as of February 29, 2020:

		Other significant	Significant
	Quoted prices	observable inputs	unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$22,947,124	$0	$0	$22,947,124
Consumer discretionary	25,136,914	0	0	25,136,914
Consumer staples	7,458,357	0	0	7,458,357
Energy	9,638,624	0	0	9,638,624
Financials	104,479,409	0	0	104,479,409
Health care	41,921,154	0	0	41,921,154
Industrials	63,174,807	0	0	63,174,807
Information technology	29,901,895	0	0	29,901,895
Materials	12,286,419	0	0	12,286,419
Real estate	6,938,904	0	0	6,938,904
Short-term investments
Investment companies	14,337,969	0	0	14,337,969

Total assets	$338,221,576	$0	$0	$338,221,576

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended February 29, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Core Bond Portfolio	Portfolio of investments —- February 29, 2020 (unaudited)
	Interest rate	Maturity date	Principal	Value
Agency Securities : 40.37%	1.75%	5-15-2043	$3,953,651	$3,969,535
FHLMC
FHLMC (1 Month LIBOR +0.30%) ±	1.96	8-15-2040	6,678,270	6,633,130
FHLMC (1 Month LIBOR +0.35%) ±	2.01	12-15-2048	1,962,636	1,956,806
FHLMC	2.50	6-1-2028	3,347,126	3,451,727
FHLMC	2.50	6-1-2028	3,234,609	3,335,703
FHLMC	2.50	11-1-2028	23,149,949	23,872,932
FHLMC (1 Month LIBOR +0.35%) ±	2.85	10-15-2037	5,726,333	5,696,091
FHLMC	3.00	10-15-2047	18,223,179	19,041,640
FHLMC	3.00	6-15-2048	13,987,434	14,516,696
FHLMC	3.00	6-1-2049	4,473,353	4,626,445
FHLMC	3.00	12-1-2049	19,019,601	19,683,714
FHLMC	3.00	12-1-2049	1,181,399	1,245,211
FHLMC	3.00	12-1-2049	995,448	1,049,213
FHLMC	3.00	2-1-2050	1,013,140	1,062,820
FHLMC	3.00	3-1-2050	1,520,650	1,568,299
FHLMC	3.00	3-1-2050	1,353,681	1,396,919
FHLMC	3.00	5-15-2050	7,523,533	7,935,677
FHLMC	3.50	2-1-2048	3,177,933	3,390,145
FHLMC	3.50	3-1-2048	1,240,477	1,332,262
FHLMC	3.50	4-1-2049	6,655,088	7,143,607
FHLMC	3.50	7-1-2049	3,522,075	3,683,181
FHLMC	3.50	7-1-2049	7,756,093	8,325,444
FHLMC	3.50	8-1-2049	5,884,546	6,276,297
FHLMC	3.50	9-1-2049	2,535,203	2,647,586
FHLMC	3.50	9-1-2049	1,188,041	1,275,256
FHLMC	3.50	9-1-2049	11,510,019	12,354,971
FHLMC	3.50	11-1-2049	20,162,237	21,193,081
FHLMC	3.50	12-1-2049	9,109,444	9,778,159
FHLMC	4.00	1-1-2035	202,357	221,664
FHLMC	4.00	1-1-2036	303,394	329,465
FHLMC	4.00	10-1-2036	2,010,610	2,167,963
FHLMC	4.00	3-1-2037	258,435	282,230
FHLMC	4.00	3-1-2037	277,931	304,373
FHLMC	4.00	3-1-2037	456,261	495,347
FHLMC	4.00	4-1-2037	2,048,703	2,224,204
FHLMC	4.00	4-1-2037	2,582,225	2,819,847
FHLMC	4.00	8-1-2038	20,218,895	21,378,400
FHLMC	4.00	4-1-2047	22,352,116	24,278,359
FHLMC	4.00	1-1-2048	1,759,029	1,930,285
FHLMC	4.00	3-1-2049	4,539,323	4,942,047
FHLMC	4.00	7-1-2049	18,243,892	19,972,604
FHLMC	4.00	7-1-2049	60,739,134	66,139,412
FHLMC	4.00	9-1-2049	35,499,026	38,672,579
FHLMC	4.00	11-1-2049	9,761,851	10,697,040
FHLMC	4.50	6-1-2039	250,097	287,909
FHLMC	4.50	7-1-2039	272,200	313,454
FHLMC	4.50	3-1-2049	3,335,882	3,746,453
FHLMC	5.00	5-1-2048	10,452,960	11,815,813
FHLMC	6.50	4-1-2021	129	130
FHLMC Series 1590 Class IA (1 Month LIBOR +1.05%) ±	2.71	10-15-2023	9,267	9,386
FHLMC Series 1897 Class K	7.00	9-15-2026	360	400
FHLMC Series 1935 Class FL (1 Month LIBOR +0.70%) ±	2.36	2-15-2027	1,231	1,244
FHLMC Series 2423 Class MC	7.00	3-15-2032	8,166	9,658
FHLMC Series 264 Class 30	3.00	7-15-2042	15,363,100	16,156,458
FHLMC Series 4426 Class QC	1.75	7-15-2037	6,526,058	6,584,755
FHLMC Series 4705 Class A	4.50	9-15-2042	5,331,070	5,820,685
FHLMC Series 4763 Class CA	3.00	9-15-2038	1,649,235	1,755,851
FHLMC Series 4767 Class KA	3.00	3-15-2048	8,313,043	8,800,516
FHLMC Series 4786 Class DP	4.50	7-15-2042	3,426,835	3,509,389
FHLMC Series 4796 Class AK	3.00	5-15-2048	14,008,531	14,547,536
FHLMC Series 4897 Class F (1 Month LIBOR +0.40%) ±	2.06	7-15-2049	2,118,241	2,106,261
FNMA	1.50	1-25-2043	12,248,812	12,298,596
FNMA	1.50	1-25-2043	5,148,677	5,169,129

Portfolio of investments — February 29, 2020 (unaudited)			Wells Fargo Core Bond Portfolio
	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)	1.50%	4-25-2043	$1,532,442	$1,540,399
FNMA
FNMA	1.70	8-25-2033	15,694,860	15,860,748
FNMA	1.75	5-25-2043	5,596,730	5,618,997
FNMA	1.75	6-25-2046	28,880,071	29,143,206
FNMA (1 Month LIBOR +0.25%) ±	1.88	11-25-2048	10,561,383	10,491,480
FNMA (1 Month LIBOR +0.35%) ±	1.98	5-25-2049	6,573,376	6,524,677
FNMA (1 Month LIBOR +0.35%) ±	1.98	7-25-2049	2,932,415	2,920,475
FNMA %%	2.00	4-20-2035	27,000,000	27,358,112
FNMA %%	2.00	5-18-2035	31,300,000	31,690,320
FNMA	2.00	6-25-2038	20,765,070	21,214,395
FNMA (1 Month LIBOR +0.40%) ±	2.03	12-25-2049	9,686,234	9,666,762
FNMA (1 Month LIBOR +0.45%) ±	2.08	10-25-2046	13,421,704	13,412,810
FNMA (1 Month LIBOR +0.45%) ±	2.08	8-25-2049	15,218,097	15,179,541
FNMA (1 Month LIBOR +0.45%) ±	2.08	10-25-2049	3,851,176	3,845,832
FNMA (1 Month LIBOR +0.45%) ±	2.08	11-25-2049	4,798,216	4,774,880
FNMA (1 Month LIBOR +0.40%) ±	2.18	4-25-2059	3,769,039	3,765,205
FNMA	2.50	8-1-2031	4,517,294	4,650,855
FNMA %%	2.50	4-1-2035	38,133,461	35,094,390
FNMA	2.50	11-25-2044	3,665,768	3,799,010
FNMA (12 Month LIBOR +1.59%) ±	2.61	11-1-2045	1,602,877	1,647,766
FNMA (12 Month LIBOR +1.58%) ±	2.62	5-1-2045	4,016,622	4,134,685
FNMA (12 Month LIBOR +1.59%) ±	2.66	1-1-2046	18,396,174	18,943,837
FNMA (12 Month LIBOR +1.58%) ±	2.75	6-1-2045	5,099,015	5,223,509
FNMA (12 Month LIBOR +0.00%) ±	2.96	8-1-2047	3,312,249	3,441,574
FNMA	3.00	12-1-2034	6,155,161	6,419,632
FNMA	3.00	1-1-2043	7,708,656	8,052,817
FNMA	3.00	11-25-2043	4,037,457	4,189,250
FNMA	3.00	5-25-2048	6,534,129	6,915,255
FNMA	3.00	7-25-2049	7,360,639	7,900,480
FNMA	3.00	7-25-2049	5,606,466	5,925,602
FNMA	3.00	2-1-2050	858,095	900,172
FNMA %%	3.00	3-12-2050	16,900,000	17,405,019
FNMA %%	3.00	4-15-2050	73,900,000	75,988,399
FNMA (12 Month LIBOR +1.62%) ±	3.09	3-1-2047	4,269,007	4,436,109
FNMA	3.50	5-1-2049	1,805,911	1,890,661
FNMA	3.50	5-1-2049	21,919,135	23,428,117
FNMA	3.50	6-1-2049	2,296,999	2,413,422
FNMA	3.50	8-1-2049	2,718,023	2,917,565
FNMA	3.50	11-1-2049	21,835,890	22,952,304
FNMA	3.50	12-1-2049	16,803,883	17,695,002
FNMA	3.50	1-1-2050	21,765,317	22,944,582
FNMA	4.00	7-1-2033	2,857,451	3,022,879
FNMA	4.00	9-1-2033	4,969,479	5,255,574
FNMA	4.00	12-1-2036	325,688	351,431
FNMA	4.00	10-1-2037	2,519,445	2,713,214
FNMA	4.00	5-1-2038	897,170	954,490
FNMA	4.00	9-1-2045	1,274,142	1,419,429
FNMA	4.00	10-1-2046	685,128	737,907
FNMA	4.00	12-1-2046	891,224	960,153
FNMA	4.00	2-1-2047	6,435,148	7,059,986
FNMA	4.00	4-1-2047	735,743	819,347
FNMA	4.00	4-1-2047	783,565	831,849
FNMA	4.00	4-1-2047	944,148	1,029,065
FNMA	4.00	7-1-2047	2,678,306	2,885,012
FNMA	4.00	9-1-2047	3,215,067	3,462,737
FNMA	4.00	10-1-2047	745,690	829,719
FNMA	4.00	10-1-2047	732,925	808,913
FNMA	4.00	10-1-2047	2,588,835	2,788,160
FNMA	4.00	11-1-2047	26,556,382	28,321,728
FNMA	4.00	11-1-2047	392,238	422,438
FNMA	4.00	11-1-2047	818,770	881,391
FNMA	4.00	2-1-2048	4,299,548	4,706,121
FNMA	4.00	3-1-2048	19,899,336	22,050,320
FNMA	4.00	6-1-2048	9,995,682	10,923,056

Wells Fargo Core Bond Portfolio	Portfolio of investments —- February 29, 2020 (unaudited)
	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)	4.00%	7-1-2048	$ 29,114,975	$31,468,341
FNMA
FNMA	4.00	8-1-2048	38,562,363	40,829,358
FNMA	4.00	9-1-2048	8,394,769	9,139,722
FNMA	4.00	10-1-2048	7,120,425	7,737,082
FNMA	4.00	11-1-2048	7,112,748	7,743,922
FNMA	4.00	1-1-2049	26,116,315	27,516,781
FNMA	4.00	1-1-2049	8,507,809	9,224,405
FNMA	4.00	3-1-2049	3,335,877	3,587,582
FNMA	4.00	4-1-2049	13,264,908	14,525,872
FNMA	4.00	4-1-2049	4,477,785	4,820,882
FNMA	4.00	5-1-2049	453,709	490,336
FNMA	4.00	5-1-2049	3,962,158	4,254,507
FNMA	4.00	5-1-2049	565,968	609,333
FNMA	4.00	5-1-2049	4,574,748	5,029,600
FNMA	4.00	6-1-2049	4,394,309	4,735,489
FNMA	4.00	6-1-2049	2,166,156	2,319,660
FNMA	4.00	7-1-2049	39,857,859	43,421,206
FNMA	4.00	7-1-2049	10,411,719	11,314,041
FNMA	4.00	10-1-2049	20,605,857	22,448,161
FNMA	4.00	11-1-2049	5,611,066	6,148,601
FNMA	4.00	12-1-2049	1,352,530	1,473,460
FNMA	4.00	12-1-2049	7,758,682	8,605,574
FNMA	4.00	12-1-2049	5,907,842	6,502,509
FNMA	4.00	1-1-2050	10,867,909	11,809,909
FNMA	4.00	1-1-2050	56,288,000	60,667,882
FNMA	4.00	1-1-2059	23,383,205	25,752,265
FNMA	4.50	5-1-2034	1,523,929	1,674,305
FNMA	4.50	6-1-2041	301,878	333,302
FNMA	4.50	3-1-2043	3,335,920	3,682,762
FNMA	4.50	3-1-2044	1,056,648	1,165,861
FNMA	4.50	10-1-2045	5,247,196	5,789,570
FNMA	4.50	2-1-2046	134,918	148,537
FNMA	4.50	3-1-2048	2,075,507	2,271,798
FNMA	4.50	4-1-2048	4,205,191	4,602,910
FNMA	4.50	5-1-2048	2,552,007	2,793,377
FNMA	4.50	7-1-2048	6,519,946	7,183,439
FNMA	4.50	10-1-2048	2,733,309	2,991,058
FNMA	4.50	10-1-2048	11,352,388	12,547,009
FNMA	4.50	1-1-2049	21,071,156	23,468,345
FNMA	4.50	2-1-2049	11,854,524	13,213,462
FNMA	4.50	3-1-2049	4,340,959	4,767,270
FNMA	4.50	4-1-2049	3,607,094	3,948,176
FNMA	4.50	5-1-2049	1,615,383	1,768,130
FNMA	4.50	6-1-2049	8,556,796	9,537,740
FNMA	4.50	7-1-2049	8,108,168	9,037,712
FNMA	4.50	7-1-2049	13,085,567	14,390,660
FNMA	4.50	8-1-2049	7,659,853	8,531,043
FNMA	4.50	1-1-2059	12,738,969	14,207,835
FNMA	5.00	7-1-2044	622,930	691,284
FNMA	5.00	6-1-2048	14,491,790	16,515,017
FNMA	5.00	9-1-2048	2,992,201	3,307,352
FNMA	5.00	10-1-2048	163,436	184,663
FNMA	5.00	10-1-2048	7,489,146	8,349,940
FNMA	5.00	1-1-2049	10,734,050	11,865,180
FNMA	5.00	2-1-2049	28,115,730	32,041,262
FNMA	5.00	6-1-2049	44,804,966	50,188,270
FNMA	5.00	8-1-2049	51,833,794	59,071,275
FNMA	5.00	8-1-2049	28,484,199	32,184,048
FNMA	5.50	12-1-2048	7,092,514	7,946,917
FNMA	5.50	6-1-2049	17,514,110	20,039,542
FNMA	6.00	4-1-2022	2,962	3,278
FNMA	6.00	2-1-2029	3,678	4,107
FNMA	6.00	3-1-2033	32,759	37,922

Portfolio of investments — February 29, 2020 (unaudited)			Wells Fargo Core Bond Portfolio
	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)	6.00%	11-1-2033	$11,435	$13,275
FNMA
FNMA Series 1999-54 Class LH	6.50	11-25-2029	7,220	8,156
FNMA Series 2005-31 Class PB	5.50	4-25-2035	70,000	79,942
FNMA Series 2017-13 Class PA	3.00	8-25-2046	5,098,328	5,425,989
FNMA Series 2017-M7 Class A2 ±±	2.96	2-25-2027	2,108,000	2,291,727
FNMA Series 2018-14 Class KC	3.00	3-25-2048	5,214,810	5,513,279
FNMA Series 2018-15 Class AB	3.00	3-25-2048	1,839,336	1,955,822
FNMA Series 2018-45 Class GA	3.00	6-25-2048	12,342,263	12,748,951
FNMA Series 2018-8 Class KL	2.50	3-25-2047	6,829,990	7,081,572
FNMA Series 2019-60 Class BF (1 Month LIBOR +0.45%) ±	2.08	10-25-2049	5,428,279	5,407,329
FNMA Series 414 Class A35	3.50	10-25-2042	13,423,813	14,639,522
GNMA %%	2.50	4-21-2050	19,400,000	19,902,884
GNMA	3.00	2-20-2050	6,756,777	7,023,484
GNMA	3.00	2-20-2050	15,343,424	15,872,873
GNMA %%	3.00	3-23-2050	5,900,000	6,095,898
GNMA %%	3.00	2-1-2050	4,632,025	4,814,863
GNMA %%	3.00	4-21-2050	45,600,000	47,065,612
GNMA	3.50	1-20-2048	6,037,631	6,430,345
GNMA	3.50	3-20-2049	6,291,734	6,523,776
GNMA	3.50	9-20-2049	28,134,701	29,182,767
GNMA	4.00	4-20-2047	41,891,821	44,411,446
GNMA	4.00	6-20-2047	66,179,824	70,173,077
GNMA	4.00	10-20-2047	1,720,035	1,823,930
GNMA	4.00	1-20-2048	3,306,888	3,498,036
GNMA	4.00	3-20-2048	1,895,809	1,982,485
GNMA	4.00	4-20-2048	3,024,413	3,177,678
GNMA	4.00	4-20-2048	2,628,607	2,790,136
GNMA	4.00	4-20-2048	1,796,731	1,918,214
GNMA	4.00	4-20-2048	7,713,972	8,141,590
GNMA	4.00	5-20-2048	21,996,644	23,210,206
GNMA	4.00	5-20-2049	3,107,694	3,318,212
GNMA	4.00	6-20-2049	10,685,044	11,409,532
GNMA	4.00	7-20-2049	7,707,836	8,232,702
GNMA	4.00	1-20-2050	6,943,932	7,306,922
GNMA	4.50	8-15-2047	1,691,956	1,859,126
GNMA	4.50	6-20-2048	24,297,554	25,789,096
GNMA	4.50	2-20-2049	10,653,244	11,652,431
GNMA	4.50	3-20-2049	5,895,843	6,368,382
GNMA	4.50	3-20-2049	1,454,054	1,570,978
GNMA	4.50	4-20-2049	3,110,871	3,359,823
GNMA	4.50	5-20-2049	2,722,183	2,941,073
GNMA	4.50	5-20-2049	2,517,101	2,721,151
GNMA	4.50	5-20-2049	1,887,044	2,039,722
GNMA	5.00	12-20-2039	198,874	219,930
GNMA	5.00	11-20-2045	349,873	388,157
GNMA	5.00	3-20-2048	19,767,679	21,427,176
GNMA	5.00	6-20-2048	32,505,502	35,013,198
GNMA	5.00	8-20-2048	10,017,541	10,774,259
GNMA	5.00	12-20-2048	12,522,865	13,433,922
GNMA	5.00	1-20-2049	7,853,849	8,766,739
GNMA	5.00	2-20-2049	2,959,739	3,225,191
GNMA	5.00	3-20-2049	2,712,860	2,955,497
GNMA	5.00	9-20-2049	2,357,651	2,520,922
GNMA Series 2012-141 Class WA ±±	4.52	11-16-2041	1,594,384	1,836,182
GNMA Series 2017-167 Class BQ	2.50	8-20-2044	7,514,071	7,760,614
GNMA Series 2019-132 Class NA	3.50	9-20-2049	10,876,397	11,434,084
Total Agency Securities (Cost $2,379,592,605)				2,433,975,484
Asset-Backed Securities : 8.40%
Avis Budget Rental Car Funding LLC Series 2017-1A Class A	3.07	9-20-2023	1,620,000	1,679,593
144A

Wells Fargo Core Bond Portfolio	Portfolio of investments —- February 29, 2020 (unaudited)
	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Avis Budget Rental Car Funding LLC Serries 2019-3A Class	2.36%	3-20-2026	$6,318,000	$6,519,740
A1 144A
College Avenue Student Loan Trust Series 2017-A Class A1	3.28	11-26-2046	3,444,065	3,442,120
(1 Month LIBOR +1.65%) ±144A
College Avenue Student Loan Trust Series 2018-A Class A2	4.13	12-26-2047	2,425,527	2,605,607
144A
College Avenue Student Loan Trust Series 2019- A Class A2	3.28	12-28-2048	2,364,146	2,430,222
144A
Ford Credit Auto Owner Trust Series 2020-1 Class A 144A	2.04	8-15-2031	19,107,000	19,509,978
Ford Credit Auto Owner Trust Series 2017-1 Class A 144A	2.62	8-15-2028	5,592,000	5,737,747
Ford Credit Auto Owner Trust Series 2017-2 Class A 144A	2.36	3-15-2029	11,670,000	11,979,062
Ford Credit Auto Owner Trust Series 2018-1 Class A 144A	3.19	7-15-2031	11,304,000	12,133,257
Ford Credit Auto Owner Trust Series 2018-2 Class A 144A	3.47	1-15-2030	6,304,000	6,706,967
Ford Credit Auto Owner Trust Series 2019-1 Class A 144A	3.52	7-15-2030	11,868,000	12,769,802
Hertz Vehicle Financing LLC Series 2016-4A Class A 144A	2.65	7-25-2022	518,000	524,899
Hertz Vehicle Financing LLC Series 2017-2A Class A 144A	3.29	10-25-2023	4,967,000	5,168,718
Hertz Vehicle Financing LLC Series 2018-1A Class A 144A	3.29	2-25-2024	4,046,000	4,232,970
Hertz Vehicle Financing LLC Series 2018-3A Class A 144A	4.03	7-25-2024	5,685,000	6,098,583
Hertz Vehicle Financing LLC Series 2019-1A Class A 144A	3.71	3-25-2023	6,275,000	6,545,454
Hertz Vehicle Financing LLC Series 2019-2A Class A 144A	3.42	5-25-2025	8,251,000	8,769,532
Hertz Vehicle Financing LLC Series 2019-3A Class A 144A	2.67	12-26-2025	5,768,000	5,958,656
Navient Student Loan Trust Series 2014-1 Class A3 (1 Month	2.14	6-25-2031	4,228,665	4,161,558
LIBOR +0.51%) ±
Navient Student Loan Trust Series 2014-CTA Class A (1	2.36	9-16-2024	169,488	169,519
Month LIBOR +0.00%) ±144A
Navient Student Loan Trust Series 2015-1 Class A2 (1 Month	2.23	4-25-2040	4,848,339	4,764,755
LIBOR +0.60%) ±
Navient Student Loan Trust Series 2016-1A Class A (1 Month	2.33	2-25-2070	2,020,011	2,009,859
LIBOR +0.70%) ±144A
Navient Student Loan Trust Series 2016-3A Class A2 (1 Month	2.48	6-25-2065	889,723	890,795
LIBOR +0.85%) ±144A
Navient Student Loan Trust Series 2016-AA Class A2B (1	3.81	12-15-2045	2,273,482	2,348,910
Month LIBOR +2.15%) ±144A
Navient Student Loan Trust Series 2017-5A Class A (1 Month	2.43	7-26-2066	3,617,341	3,569,367
LIBOR +0.80%) ±144A
Navient Student Loan Trust Series 2018-A Class A2 144A	3.19	2-18-2042	2,233,000	2,305,186
Navient Student Loan Trust Series 2018-BA Class A2A 144A	3.61	12-15-2059	4,454,000	4,681,358
Navient Student Loan Trust Series 2018-CA Class A2 144A	3.52	6-16-2042	2,507,000	2,607,659
Navient Student Loan Trust Series 2018-DA Class A2A 144A	4.00	12-15-2059	10,280,000	10,869,385
Navient Student Loan Trust Series 2018-EA Class A2 144A	4.00	12-15-2059	6,822,000	7,198,125
Navient Student Loan Trust Series 2019-D Class A2A 144A	3.01	12-15-2059	10,199,000	10,573,173
Navient Student Loan Trust Series 2019-3A Class A (1 Month	2.46	7-25-2068	19,848,060	19,966,386
LIBOR +0.83%) ±144A
Navient Student Loan Trust Series 2019-4A Class A2 (1 Month	2.44	7-25-2068	8,630,000	8,684,103
LIBOR +0.81%) ±144A
Navient Student Loan Trust Series 2019-A Class A2A 144A	3.42	1-15-2043	12,133,000	12,611,071
Navient Student Loan Trust Series 2019-BA Class A2A 144A	3.39	12-15-2059	8,228,000	8,738,361
Navient Student Loan Trust Series 2019-CA Class A2 144A	3.13	2-15-2068	6,899,000	7,225,903
Navient Student Loan Trust Series 2019-FA Class A2 144A	2.60	8-15-2068	12,057,000	12,470,302
Navient Student Loan Trust Series 2019-GA Class A 144A	2.40	10-15-2068	11,530,175	11,807,107
Navient Student Loan Trust Series 2020-A Class A2A 144A	2.46	11-15-2068	5,505,000	5,681,840
Navient Student Loan Trust Series 2020-A Class A2B (1	3.08	11-15-2068	4,776,000	4,771,572
Month LIBOR +0.90%) ±144A
Navient Student Loan Trust Series 2020-BA Class A2 144A	2.12	1-15-2069	4,271,000	4,268,010
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month	1.95	1-25-2037	7,029,607	6,878,116
LIBOR +0.16%) ±
Nelnet Student Loan Trust Series 2004-5 Class A5 (3 Month	1.97	10-27-2036	2,540,536	2,473,981
LIBOR +0.18%) ±
Nelnet Student Loan Trust Series 2005-1 Class A5 (3 Month	1.90	10-25-2033	21,206,369	20,692,901
LIBOR +0.11%) ±
Nelnet Student Loan Trust Series 2005-2 Class A5 (3 Month	2.03	3-23-2037	20,717,726	20,201,030
LIBOR +0.10%) ±

Portfolio of investments — February 29, 2020 (unaudited)			Wells Fargo Core Bond Portfolio
	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Nelnet Student Loan Trust Series 2005-3 Class A5 (3 Month	2.05%	12-24-2035	$15,722,059	$15,472,005
LIBOR +0.12%) ±
Nelnet Student Loan Trust Series 2005-4 Class A4 (3 Month	2.11	3-22-2032	3,690,725	3,561,777
LIBOR +0.18%) ±
Nelnet Student Loan Trust Series 2012-2A Class A (1 Month	2.43	12-26-2033	2,606,271	2,595,665
LIBOR +0.80%) ±144A
Nelnet Student Loan Trust Series 2012-4A Class A (1 Month	2.33	9-27-2038	4,867,562	4,834,631
LIBOR +0.70%) ±144A
Nelnet Student Loan Trust Series 2013-1A Class A (1 Month	2.23	6-25-2041	3,797,423	3,718,691
LIBOR +0.60%) ±144A
Nelnet Student Loan Trust Series 2014-1A Class A (1 Month	2.20	9-25-2041	1,971,205	1,943,259
LIBOR +0.57%) ±144A
Nelnet Student Loan Trust Series 2016-1A Class A (1 Month	2.43	9-25-2065	6,854,203	6,862,823
LIBOR +0.80%) ±144A
Santander Revolving Auto Loan Trust Series 2019-A Class A	2.51	1-26-2032	12,015,000	12,440,667
144A
SLC Student Loan Trust Series 2007-1 Class A5 (3 Month	1.78	2-15-2068	4,159,000	3,846,619
LIBOR +0.09%) ±
SLM Student Loan Trust Series 2003-1 Class A5C (3 Month	2.64	12-15-2032	3,406,666	3,284,248
LIBOR +0.75%) ±144A
SLM Student Loan Trust Series 2007-2 Class A4 (3 Month	1.85	7-25-2022	9,924,671	9,667,954
LIBOR +0.06%) ±
SLM Student Loan Trust Series 2008-1 Class A4A (3 Month	3.49	12-15-2032	3,566,457	3,629,355
LIBOR +1.60%) ±
SLM Student Loan Trust Series 2010-1 Class A (1 Month	2.03	3-25-2025	1,630,503	1,572,695
LIBOR +0.40%) ±
SLM Student Loan Trust Series 2012-1 Class A3 (1 Month	2.58	9-25-2028	11,698,740	11,459,508
LIBOR +0.95%) ±
SLM Student Loan Trust Series 2012-2 Class A (1 Month	2.33	1-25-2029	10,125,434	9,894,981
LIBOR +0.70%) ±
SLM Student Loan Trust Series 2012-6 Class A3 (1 Month	2.38	5-26-2026	2,651,910	2,634,079
LIBOR +0.75%) ±
SMB Private Education Loan Trust Series 2015-A Class A2B	2.66	6-15-2027	2,555,871	2,562,326
(1 Month LIBOR +1.00%) ±144A
SMB Private Education Loan Trust Series 2015-B Class A2A	2.98	7-15-2027	462,399	468,916
144A
SMB Private Education Loan Trust Series 2015-C Class A2B	3.06	7-15-2027	1,387,002	1,397,045
(1 Month LIBOR +1.40%) 144A±
SMB Private Education Loan Trust Series 2016-A Class A2A	2.70	5-15-2031	7,231,491	7,378,952
144A
SMB Private Education Loan Trust Series 2016-A Class A2B	3.16	5-15-2031	9,508,909	9,602,543
(1 Month LIBOR +1.50%) ±144A
SMB Private Education Loan Trust Series 2016-B Class A2A	2.43	2-17-2032	3,474,773	3,530,176
144A
SMB Private Education Loan Trust Series 2016-B Class A2B	3.11	2-17-2032	9,568,808	9,654,360
(1 Month LIBOR +1.45%) ±144A
SMB Private Education Loan Trust Series 2016-C Class A2B	2.76	9-15-2034	3,733,245	3,745,856
(1 Month LIBOR +1.10%) 144A±
SMB Private Education Loan Trust Series 2017-A Class A2B	2.56	9-15-2034	2,806,719	2,808,557
(1 Month LIBOR +0.90%) ±144A
SMB Private Education Loan Trust Series 2017-B Class A2A	2.82	10-15-2035	3,265,011	3,362,738
144A
SMB Private Education Loan Trust Series 2017-B Class A2B	2.41	10-15-2035	6,584,357	6,578,122
(1 Month LIBOR +0.75%) ±144A
SMB Private Education Loan Trust Series 2018-C Class A2A	3.63	11-15-2035	4,055,000	4,312,946
144A
SMB Private Education Loan Trust Series 2019-A Class A2A	3.44	7-15-2036	16,387,000	17,449,774
144A
Structured Asset Securities Corporation Series 1998-2 Class A	2.15	2-25-2028	2,587	2,582
(1 Month LIBOR +0.52%) ±
Toyota Auto Loan Extended Note Series 2019-1A Class A	2.56	11-25-2031	10,510,000	10,993,855
144A
Total Asset-Backed Securities (Cost $496,350,933)				506,700,944

Wells Fargo Core Bond Portfolio	Portfolio of investments —- February 29, 2020 (unaudited)
	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 21.21%
Communication Services : 2.09%
Diversified Telecommunication Services : 1.10%
AT&T Incorporated	3.00%	2-15-2022	$3,116,000	$3,200,318
AT&T Incorporated	3.00	6-30-2022	4,985,000	5,143,113
AT&T Incorporated	3.40	5-15-2025	3,986,000	4,252,605
AT&T Incorporated	3.80	2-15-2027	1,589,000	1,739,025
AT&T Incorporated	3.90	3-11-2024	1,898,000	2,059,769
AT&T Incorporated	4.30	2-15-2030	1,386,000	1,587,733
AT&T Incorporated	4.50	3-9-2048	2,823,000	3,218,433
AT&T Incorporated	4.85	3-1-2039	1,956,000	2,345,151
AT&T Incorporated	5.15	2-15-2050	6,169,000	7,730,355
AT&T Incorporated	5.25	3-1-2037	1,166,000	1,437,438
AT&T Incorporated	5.35	12-15-2043	978,000	1,210,685
AT&T Incorporated	5.38	10-15-2041	1,565,000	1,946,234
Verizon Communications Incorporated	4.02	12-3-2029	4,351,000	5,057,699
Verizon Communications Incorporated	4.13	8-15-2046	4,742,000	5,736,133
Verizon Communications Incorporated	4.27	1-15-2036	872,000	1,043,692
Verizon Communications Incorporated	4.33	9-21-2028	5,234,000	6,143,877
Verizon Communications Incorporated	4.40	11-1-2034	4,247,000	5,157,022
Verizon Communications Incorporated	4.52	9-15-2048	1,890,000	2,436,316
Verizon Communications Incorporated	4.67	3-15-2055	520,000	690,670
Verizon Communications Incorporated	5.01	4-15-2049	970,000	1,340,169
Verizon Communications Incorporated	5.50	3-16-2047	1,890,000	2,767,334
				66,243,771
Entertainment : 0.22%
The Walt Disney Company	1.75	8-30-2024	5,958,000	6,031,280
The Walt Disney Company	2.00	9-1-2029	3,970,000	3,997,708
The Walt Disney Company	2.75	9-1-2049	904,000	913,963
Viacom Incorporated	4.38	3-15-2043	571,000	613,665
Viacom Incorporated	5.85	9-1-2043	1,390,000	1,752,260
				13,308,876
Media : 0.77%
Charter Communications Operating LLC	4.46	7-23-2022	1,916,000	2,033,249
Charter Communications Operating LLC	4.80	3-1-2050	3,559,000	3,832,867
Charter Communications Operating LLC	5.38	5-1-2047	1,696,000	1,951,488
Comcast Corporation	2.65	2-1-2030	7,744,000	8,123,734
Comcast Corporation	3.45	2-1-2050	4,426,000	4,884,645
Comcast Corporation	3.70	4-15-2024	3,921,000	4,258,249
Comcast Corporation	3.95	10-15-2025	3,546,000	3,968,544
Comcast Corporation	4.00	3-1-2048	2,975,000	3,526,350
Comcast Corporation	4.15	10-15-2028	1,997,000	2,314,463
Comcast Corporation	4.60	10-15-2038	4,964,000	6,250,034
Comcast Corporation	4.70	10-15-2048	994,000	1,304,292
Comcast Corporation	4.95	10-15-2058	1,484,000	2,027,676
Time Warner Cable Incorporated	6.55	5-1-2037	1,386,000	1,805,579
				46,281,170
Consumer Discretionary : 0.56%
Automobiles : 0.05%	5.95	4-1-2049	2,478,000	2,712,395
General Motors Company
Hotels, Restaurants & Leisure : 0.23%
GLP Capital LP	4.00	1-15-2030	3,389,000	3,600,779

Portfolio of investments — February 29, 2020 (unaudited)			Wells Fargo Core Bond Portfolio
	Interest rate	Maturity date	Principal	Value
Hotels, Restaurants & Leisure (continued)
GLP Capital LP	5.30%	1-15-2029	$2,054,000	$2,373,602
McDonald's Corporation	2.63	9-1-2029	3,193,000	3,314,329
McDonald's Corporation	4.45	9-1-2048	2,348,000	2,846,660
Starbucks Corporation	3.75	12-1-2047	1,824,000	2,000,503
				14,135,873
Multiline Retail : 0.03%	2.35	2-15-2030	1,814,000	1,875,984
Target Corporation
Specialty Retail : 0.25%
Home Depot Incorporated	2.95	6-15-2029	2,992,000	3,234,564
Home Depot Incorporated	3.13	12-15-2049	6,568,000	6,975,654
Lowe's Companies Incorporated	3.65	4-5-2029	4,580,000	5,077,811
				15,288,029
Consumer Staples : 1.32%
Beverages : 0.47%
Anheuser-Busch InBev Company	4.90	2-1-2046	3,197,000	3,950,343
Anheuser-Busch InBev Worldwide Incorporated	4.60	4-15-2048	2,705,000	3,234,217
Anheuser-Busch InBev Worldwide Incorporated	4.70	2-1-2036	3,692,000	4,397,665
Anheuser-Busch InBev Worldwide Incorporated	4.15	1-23-2025	4,269,000	4,750,287
Constellation Brands Incorporated	3.15	8-1-2029	3,846,000	4,047,313
Constellation Brands Incorporated	3.20	2-15-2023	986,000	1,024,969
Constellation Brands Incorporated	3.50	5-9-2027	1,410,000	1,521,458
Constellation Brands Incorporated	3.60	2-15-2028	3,114,000	3,353,017
Constellation Brands Incorporated	3.70	12-6-2026	1,663,000	1,823,705
Constellation Brands Incorporated	4.40	11-15-2025	301,000	340,403
				28,443,377
Food & Staples Retailing : 0.29%
Costco Wholesale Corporation	3.00	5-18-2027	1,914,000	2,080,906
Walmart Incorporated	3.55	6-26-2025	4,203,000	4,633,126
Walmart Incorporated	3.70	6-26-2028	9,206,000	10,445,890
Walmart Incorporated	4.05	6-29-2048	43,000	54,412
				17,214,334
Food Products : 0.08%
General Mills Incorporated	4.70	4-17-2048	648,000	810,644
Hershey Company	2.05	11-15-2024	4,141,000	4,259,447
				5,070,091
Personal Products : 0.10%
Estee Lauder Company	2.38	12-1-2029	1,931,000	2,000,274
Estee Lauder Company	3.13	12-1-2049	3,667,000	3,907,156
				5,907,430
Tobacco : 0.38%
Altria Group Incorporated	4.80	2-14-2029	4,213,000	4,819,647
BAT Capital Corporation	3.22	9-6-2026	2,127,000	2,218,524
BAT Capital Corporation	3.22	8-15-2024	5,165,000	5,423,588
BAT Capital Corporation	3.56	8-15-2027	5,644,000	5,958,228
BAT Capital Corporation	4.39	8-15-2037	298,000	314,466
BAT Capital Corporation	4.54	8-15-2047	1,325,000	1,372,869

Wells Fargo Core Bond Portfolio	Portfolio of investments —- February 29, 2020 (unaudited)
	Interest rate	Maturity date	Principal	Value
Tobacco (continued)
Reynolds American Incorporated	5.85%	8-15-2045	$2,216,000	$2,650,763
				22,758,085
Energy : 1.78%
Energy Equipment & Services : 0.01%	3.60	12-1-2029	639,000	649,304
National Oilwell Varco Incorporated
Oil, Gas & Consumable Fuels : 1.77%
Amerada Finance Corporation	7.13	3-15-2033	717,000	908,950
BP Capital Markets America Incorporated	3.00	2-24-2050	3,702,000	3,654,313
BP Capital Markets America Incorporated	3.80	9-21-2025	3,937,000	4,350,519
BP Capital Markets America Incorporated	3.94	9-21-2028	4,255,000	4,816,037
Cimarex Energy Company	4.38	3-15-2029	5,491,000	5,699,842
Devon Energy Corporation	5.60	7-15-2041	3,236,000	3,682,395
Devon Energy Corporation	5.85	12-15-2025	3,129,000	3,707,246
Energy Transfer Operating Partners LP	3.75	5-15-2030	926,000	938,450
Energy Transfer Operating Partners LP	5.30	4-15-2047	955,000	990,489
Energy Transfer Operating Partners LP	6.05	6-1-2041	924,000	1,016,955
Energy Transfer Operating Partners LP	6.13	12-15-2045	2,168,000	2,445,768
Energy Transfer Operating Partners LP	6.25	4-15-2049	954,000	1,099,533
Enterprise Products Operating LLC	2.80	1-31-2030	3,242,000	3,311,105
Enterprise Products Operating LLC	3.13	7-31-2029	2,745,000	2,870,188
Enterprise Products Operating LLC	3.70	1-31-2051	1,850,000	1,843,922
Enterprise Products Operating LLC	3.95	1-31-2060	2,083,000	2,039,280
Enterprise Products Operating LLC	4.20	1-31-2050	766,000	813,268
Hess Corporation	5.60	2-15-2041	226,000	244,288
Hess Corporation	5.80	4-1-2047	358,000	396,489
Hess Corporation	6.00	1-15-2040	2,918,000	3,264,187
Marathon Petroleum Corporation	3.63	9-15-2024	5,339,000	5,702,336
Marathon Petroleum Corporation	4.50	4-1-2048	1,932,000	2,204,837
Marathon Petroleum Corporation	4.75	12-15-2023	1,621,000	1,769,534
MPLX LP 144A	4.25	12-1-2027	1,914,000	2,084,368
MPLX LP	4.70	4-15-2048	3,145,000	3,278,172
MPLX LP	4.80	2-15-2029	960,000	1,075,632
MPLX LP 144A	5.20	12-1-2047	2,819,000	3,026,733
MPLX LP	5.50	2-15-2049	771,000	866,012
Noble Energy Incorporated	4.20	10-15-2049	2,789,000	2,684,948
Noble Energy Incorporated	4.95	8-15-2047	4,298,000	4,467,034
Noble Energy Incorporated	5.05	11-15-2044	2,837,000	2,910,320
Occidental Petroleum Corporation	7.50	5-1-2031	1,029,000	1,307,437
Plains All American Pipeline LP	3.55	12-15-2029	4,392,000	4,320,744
Plains All American Pipeline LP	4.90	2-15-2045	3,709,000	3,518,943
Sunoco Logistics Partner LP	5.30	4-1-2044	2,669,000	2,794,672
Sunoco Logistics Partner LP	5.35	5-15-2045	265,000	273,590
Tennessee Gas Pipeline Company 144A	2.90	3-1-2030	4,991,000	5,013,340
Western Midstream Partners LP	3.10	2-1-2025	4,432,000	4,429,031
Western Midstream Partners LP	4.05	2-1-2030	3,376,000	3,325,571
Western Midstream Partners LP	5.25	2-1-2050	2,199,000	2,054,958
Williams Companies Incorporated	3.90	1-15-2025	1,426,000	1,532,188
				106,733,624
Equipment & Supplies : 0.30%
Carrier Global Corporation 144A	1.92	2-15-2023	2,039,000	2,065,365
Carrier Global Corporation 144A	2.24	2-15-2025	6,990,000	7,111,620
Carrier Global Corporation 144A	2.49	2-15-2027	4,077,000	4,148,026
Carrier Global Corporation 144A	2.72	2-15-2030	3,937,000	3,993,514
Carrier Global Corporation 144A	3.58	4-5-2050	751,000	768,748

Portfolio of investments — February 29, 2020 (unaudited)			Wells Fargo Core Bond Portfolio
	Interest rate	Maturity date	Principal	Value
Financials : 4.14%
Banks : 2.61%
Bank of America Corporation (3 Month LIBOR +0.87%) ±	2.46%	10-22-2025	$8,965,000	$9,190,343
Bank of America Corporation (3 Month LIBOR +0.99%) ±	2.50	2-13-2031	7,400,000	7,513,994
Bank of America Corporation (3 Month LIBOR +1.19%) ±	2.88	10-22-2030	8,935,000	9,352,390
Bank of America Corporation	3.00	12-20-2023	7,408,000	7,676,628
Bank of America Corporation (3 Month LIBOR +1.09%) ±	3.09	10-1-2025	9,667,000	10,150,973
Bank of America Corporation (3 Month LIBOR +1.04%) ±	3.42	12-20-2028	13,841,000	14,955,539
Bank of America Corporation (3 Month LIBOR +0.78%) ±	3.55	3-5-2024	1,294,000	1,362,576
Bank of America Corporation (3 Month LIBOR +1.06%) ±	3.56	4-23-2027	688,000	747,008
Bank of America Corporation	4.18	11-25-2027	5,765,000	6,403,175
Bank of America Corporation (3 Month LIBOR +1.31%) ±	4.27	7-23-2029	10,197,000	11,734,532
Citigroup Incorporated (U.S. SOFR +1.42%) ±	2.98	11-5-2030	5,779,000	6,079,493
JPMorgan Chase & Company (U.S. SOFR +1.16%) ±	2.30	10-15-2025	1,413,000	1,445,829
JPMorgan Chase & Company (U.S. SOFR +1.51%) ±	2.74	10-15-2030	9,435,000	9,832,650
JPMorgan Chase & Company	2.95	10-1-2026	3,660,000	3,880,078
JPMorgan Chase & Company (3 Month LIBOR +0.73%) ±	3.56	4-23-2024	1,989,000	2,101,456
JPMorgan Chase & Company (3 Month LIBOR +1.16%) ±	3.70	5-6-2030	4,684,000	5,216,889
JPMorgan Chase & Company (3 Month LIBOR +0.89%) ±	3.80	7-23-2024	1,966,000	2,101,505
JPMorgan Chase & Company (3 Month LIBOR +1.36%) ±	3.88	7-24-2038	2,967,000	3,400,590
JPMorgan Chase & Company (3 Month LIBOR +1.22%) ±	3.90	1-23-2049	3,660,000	4,363,267
JPMorgan Chase & Company (3 Month LIBOR +1.12%) ±	4.01	4-23-2029	2,600,000	2,927,257
JPMorgan Chase & Company (3 Month LIBOR +1.00%) ±	4.02	12-5-2024	1,932,000	2,092,746
National Australia Bank	1.88	12-13-2022	5,788,000	5,871,090
PNC Financial Services	2.55	1-22-2030	7,419,000	7,652,192
Truist Financial Corporation	2.15	12-6-2024	4,009,000	4,105,089
Truist Financial Corporation	2.50	8-1-2024	10,197,000	10,530,511
US Bank National	2.05	1-21-2025	6,618,000	6,780,902
				157,468,702
Capital Markets : 0.65%
Goldman Sachs Group Incorporated	3.50	11-16-2026	5,528,000	5,943,466
Morgan Stanley	2.75	5-19-2022	7,405,000	7,608,071
Morgan Stanley (3 Month LIBOR +1.46%) ±	3.97	7-22-2038	964,000	1,110,661
Morgan Stanley (3 Month LIBOR +1.43%) ±	4.46	4-22-2039	1,867,000	2,274,237
PPL Capital Funding Incorporated	3.10	5-15-2026	4,824,000	5,114,382
PPL Capital Funding Incorporated	3.40	6-1-2023	587,000	616,460
PPL Capital Funding Incorporated	5.00	3-15-2044	2,718,000	3,364,476
State Street Corporation (U.S. SOFR +0.94%) ±	2.35	11-1-2025	6,484,000	6,671,037
The Charles Schwab Corporation	3.25	5-22-2029	5,663,000	6,233,195
				38,935,985
Consumer Finance : 0.24%
Ford Motor Credit Company LLC	4.27	1-9-2027	2,575,000	2,553,461
Ford Motor Credit Company LLC	4.75	1-15-2043	6,654,000	5,710,772
General Motors Financial Company Incorporated	5.40	4-1-2048	2,434,000	2,456,338
Toyota Motor Credit Corporation	2.15	2-13-2030	3,926,000	3,970,759
				14,691,330
Insurance : 0.64%
American International Group Incorporated	4.20	4-1-2028	3,040,000	3,394,451
American International Group Incorporated	4.25	3-15-2029	1,981,000	2,260,210
American International Group Incorporated	4.50	7-16-2044	2,646,000	3,245,200
American International Group Incorporated	4.75	4-1-2048	2,961,000	3,743,106
Brighthouse Financial Incorporated	4.70	6-22-2047	2,218,000	2,243,184
Liberty Mutual Group Incorporated 144A	3.95	10-15-2050	440,000	484,854
Liberty Mutual Group Incorporated 144A	4.57	2-1-2029	5,526,000	6,502,955

Wells Fargo Core Bond Portfolio	Portfolio of investments —- February 29, 2020 (unaudited)
	Interest rate	Maturity date	Principal	Value
Insurance (continued)
Lincoln National Corporation	3.05%	1-15-2030	$6,611,000	$6,968,784
Nationwide Financial Services Incorporated 144A	3.90	11-30-2049	4,975,000	5,583,115
Prudential Financial Incorporated	4.35	2-25-2050	3,415,000	3,982,969
				38,408,828
Health Care : 3.58%
Biotechnology : 0.84%
AbbVie Incorporated 144A	2.30	11-21-2022	15,695,000	15,956,989
AbbVie Incorporated	2.50	5-14-2020	7,540,000	7,545,770
AbbVie Incorporated 144A	2.60	11-21-2024	6,959,000	7,191,412
AbbVie Incorporated 144A	2.95	11-21-2026	2,216,000	2,323,242
AbbVie Incorporated 144A	3.20	11-21-2029	7,339,000	7,740,686
AbbVie Incorporated 144A	4.05	11-21-2039	2,298,000	2,538,211
AbbVie Incorporated 144A	4.25	11-21-2049	6,644,000	7,490,157
				50,786,467
Health Care Equipment & Supplies : 0.80%
Abbott Laboratories	3.75	11-30-2026	8,403,000	9,477,948
Becton Dickinson & Company	2.40	6-5-2020	6,602,000	6,614,860
Becton Dickinson & Company	3.36	6-6-2024	2,225,000	2,366,496
Becton Dickinson & Company	3.70	6-6-2027	977,000	1,079,068
Becton Dickinson & Company	3.73	12-15-2024	5,257,000	5,694,363
Becton Dickinson & Company	4.69	12-15-2044	2,453,000	3,052,714
Boston Scientific Corporation	3.75	3-1-2026	4,967,000	5,461,398
Boston Scientific Corporation	4.00	3-1-2029	4,345,000	4,987,821
Boston Scientific Corporation	4.70	3-1-2049	3,704,000	4,833,453
Danaher Corporation	3.35	9-15-2025	4,084,000	4,456,602
				48,024,723
Health Care Providers & Services : 0.91%
Aetna Incorporated	3.88	8-15-2047	1,589,000	1,681,154
Cigna Corporation	3.75	7-15-2023	5,502,000	5,857,348
Cigna Corporation	3.40	9-17-2021	4,459,000	4,574,618
Cigna Corporation 144A	3.40	3-1-2027	5,200,000	5,557,024
Cigna Corporation 144A	3.88	10-15-2047	4,206,000	4,454,621
Cigna Corporation	4.90	12-15-2048	751,000	931,771
CVS Health Corporation	3.00	8-15-2026	2,193,000	2,298,493
CVS Health Corporation	2.63	8-15-2024	2,633,000	2,719,552
CVS Health Corporation	3.70	3-9-2023	2,013,000	2,127,511
CVS Health Corporation	4.00	12-5-2023	2,951,000	3,166,049
CVS Health Corporation	4.10	3-25-2025	4,361,000	4,779,484
CVS Health Corporation	4.78	3-25-2038	2,152,000	2,537,977
CVS Health Corporation	5.05	3-25-2048	1,113,000	1,369,800
UnitedHealth Group Incorporated	2.38	8-15-2024	3,584,000	3,701,752
UnitedHealth Group Incorporated	2.88	8-15-2029	1,654,000	1,760,859
UnitedHealth Group Incorporated	3.50	8-15-2039	2,188,000	2,403,510
UnitedHealth Group Incorporated	3.70	12-15-2025	2,193,000	2,434,418
UnitedHealth Group Incorporated	3.88	8-15-2059	2,193,000	2,500,256
				54,856,197
Pharmaceuticals : 1.03%
Bristol-Myers Squibb Company 144A	2.60	5-16-2022	8,583,000	8,805,143
Bristol-Myers Squibb Company 144A	2.75	2-15-2023	7,170,000	7,435,638
Bristol-Myers Squibb Company 144A	2.88	2-19-2021	1,987,000	2,012,681
Bristol-Myers Squibb Company 144A	2.90	7-26-2024	4,679,000	4,930,192
Bristol-Myers Squibb Company 144A	3.20	6-15-2026	4,100,000	4,475,372
Bristol-Myers Squibb Company 144A	3.40	7-26-2029	5,013,000	5,615,845

Portfolio of investments — February 29, 2020 (unaudited)			Wells Fargo Core Bond Portfolio
	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Bristol-Myers Squibb Company 144A	3.45%	11-15-2027	$3,066,000	$3,411,883
Bristol-Myers Squibb Company 144A	3.90	2-20-2028	1,068,000	1,213,089
Bristol-Myers Squibb Company 144A	4.13	6-15-2039	496,000	603,182
Bristol-Myers Squibb Company 144A	4.25	10-26-2049	3,562,000	4,582,041
Bristol-Myers Squibb Company 144A	4.35	11-15-2047	985,000	1,271,629
Merck & Company Incorporated	3.70	2-10-2045	1,409,000	1,672,060
Novartis Capital Corporation	2.00	2-14-2027	3,703,000	3,785,526
Novartis Capital Corporation	2.20	8-14-2030	5,606,000	5,764,598
Novartis Capital Corporation	2.75	8-14-2050	2,220,000	2,286,135
Pfizer Incorporated	2.80	3-11-2022	1,948,000	2,008,747
Pfizer Incorporated	3.00	12-15-2026	1,019,000	1,104,726
Pfizer Incorporated	4.10	9-15-2038	1,117,000	1,358,616
				62,337,103
Industrials : 1.83%
Aerospace & Defense : 0.95%
Lockheed Martin Corporation	4.07	12-15-2042	2,070,000	2,536,729
Northrop Grumman Corporation	2.55	10-15-2022	6,407,000	6,595,546
Northrop Grumman Corporation	2.93	1-15-2025	284,000	300,711
Northrop Grumman Corporation	3.25	8-1-2023	5,910,000	6,263,110
Northrop Grumman Corporation	3.25	1-15-2028	3,655,000	3,958,662
Northrop Grumman Corporation	4.03	10-15-2047	2,099,000	2,502,381
The Boeing Company	2.70	2-1-2027	5,486,000	5,637,580
The Boeing Company	2.70	5-1-2022	4,296,000	4,394,538
The Boeing Company «	2.95	2-1-2030	1,904,000	1,998,010
The Boeing Company	3.10	5-1-2026	6,930,000	7,342,752
The Boeing Company	3.50	3-1-2039	2,111,000	2,245,354
The Boeing Company	3.90	5-1-2049	1,641,000	1,812,816
United Technologies Corporation	3.65	8-16-2023	1,273,000	1,374,791
United Technologies Corporation	3.95	8-16-2025	2,853,000	3,194,674
United Technologies Corporation	4.45	11-16-2038	2,649,000	3,291,706
United Technologies Corporation	4.63	11-16-2048	2,885,000	3,874,099
				57,323,459
Electrical Equipment : 0.25%
Otis Worldwide Corporation 144A	2.06	4-5-2025	5,392,000	5,478,675
Otis Worldwide Corporation 144A	2.29	4-5-2027	2,617,000	2,673,257
Otis Worldwide Corporation 144A	2.57	2-15-2030	4,744,000	4,871,505
Otis Worldwide Corporation 144A	3.11	2-15-2040	408,000	418,094
Otis Worldwide Corporation 144A	3.36	2-15-2050	1,384,000	1,433,539
				14,875,070
Industrial Conglomerates : 0.10%
General Electric Company	2.70	10-9-2022	977,000	998,345
General Electric Company	3.10	1-9-2023	709,000	735,951
General Electric Company	5.88	1-14-2038	3,584,000	4,596,379
				6,330,675
Road & Rail : 0.46%
Burlington Northern Santa Fe LLC	3.55	2-15-2050	3,373,000	3,805,597
Burlington Northern Santa Fe LLC	4.90	4-1-2044	1,117,000	1,477,713
CSX Corporation	4.30	3-1-2048	262,000	316,547
CSX Corporation	2.40	2-15-2030	599,000	610,236
CSX Corporation	3.35	9-15-2049	2,310,000	2,424,821
CSX Corporation	4.75	11-15-2048	1,410,000	1,826,579
Union Pacific Corporation	2.15	2-5-2027	3,140,000	3,199,302
Union Pacific Corporation	2.40	2-5-2030	3,883,000	3,976,553
Union Pacific Corporation	2.95	3-1-2022	3,586,000	3,681,067
Union Pacific Corporation	3.15	3-1-2024	1,712,000	1,814,354

Wells Fargo Core Bond Portfolio	Portfolio of investments —- February 29, 2020 (unaudited)
	Interest rate	Maturity date	Principal	Value
Road & Rail (continued)
Union Pacific Corporation	3.25%	2-5-2050	$2,776,000	$2,859,179
Union Pacific Corporation	3.75	2-5-2070	909,000	950,307
Union Pacific Corporation	4.30	3-1-2049	530,000	640,640
				27,582,895
Trading Companies & Distributors : 0.02%	1.85	2-15-2025	965,000	976,245
W.W. Grainger Incorporated
Transportation Infrastructure : 0.05%	4.18	8-15-2043	2,789,920	3,361,542
Crowley Conro LLC
Information Technology : 1.90%
IT Services : 0.22%
Fiserv Incorporated	3.20	7-1-2026	3,481,000	3,719,564
Fiserv Incorporated	3.50	7-1-2029	3,627,000	3,964,312
Fiserv Incorporated	4.20	10-1-2028	341,000	389,908
Fiserv Incorporated	4.40	7-1-2049	1,842,000	2,185,511
IBM Corporation	3.30	5-15-2026	1,095,000	1,196,683
IBM Corporation	4.15	5-15-2039	1,468,000	1,771,031
Mastercard Incorporated	2.95	6-1-2029	51,000	55,292
				13,282,301
Semiconductors & Semiconductor Equipment : 0.46%
Broadcom Corporation	3.88	1-15-2027	4,907,000	5,145,998
Broadcom Incorporated 144A	4.25	4-15-2026	3,470,000	3,765,719
Intel Corporation	2.45	11-15-2029	8,155,000	8,481,490
Intel Corporation	3.10	2-15-2060	2,216,000	2,298,744
Intel Corporation	3.25	11-15-2049	2,064,000	2,252,746
KLA Corporation	3.30	3-1-2050	2,895,000	2,844,497
Micron Technology Incorporated	4.66	2-15-2030	2,722,000	3,003,055
				27,792,249
Software : 0.63%
Adobe Incorporated	1.90	2-1-2025	2,015,000	2,061,472
Adobe Incorporated	2.15	2-1-2027	4,033,000	4,126,276
Adobe Incorporated	2.30	2-1-2030	7,052,000	7,233,073
Microsoft Corporation	3.70	8-8-2046	986,000	1,192,420
Microsoft Corporation	4.00	2-12-2055	2,608,000	3,303,970
Microsoft Corporation	4.10	2-6-2037	3,252,000	4,033,448
Microsoft Corporation	4.25	2-6-2047	2,205,000	2,905,020
Microsoft Corporation	4.50	2-6-2057	1,430,000	2,009,339
Oracle Corporation	2.63	2-15-2023	2,682,000	2,774,454
Oracle Corporation	2.95	11-15-2024	1,435,000	1,523,217
Oracle Corporation	3.80	11-15-2037	1,467,000	1,690,415
Oracle Corporation	4.00	11-15-2047	4,206,000	5,088,830
				37,941,934
Technology Hardware, Storage & Peripherals : 0.59%
Apple Incorporated	1.80	9-11-2024	5,412,000	5,483,655
Apple Incorporated	2.05	9-11-2026	6,496,000	6,661,390
Apple Incorporated	2.20	9-11-2029	7,686,000	7,918,306
Apple Incorporated	2.95	9-11-2049	3,625,000	3,808,906
Apple Incorporated	3.20	5-13-2025	1,198,000	1,292,667
Apple Incorporated	3.20	5-11-2027	7,426,000	8,124,689
Apple Incorporated	4.25	2-9-2047	1,777,000	2,248,642
				35,538,255

Portfolio of investments — February 29, 2020 (unaudited)			Wells Fargo Core Bond Portfolio
	Interest rate	Maturity date	Principal	Value
Materials : 0.76%
Chemicals : 0.45%
DuPont de Nemours Incorporated	4.21%	11-15-2023	$5,352,000	$5,813,853
DuPont de Nemours Incorporated	4.49	11-15-2025	3,812,000	4,297,211
DuPont de Nemours Incorporated	5.32	11-15-2038	3,948,000	4,804,081
Huntsman International LLC	4.50	5-1-2029	1,914,000	2,107,316
Huntsman International LLC	5.13	11-15-2022	1,638,000	1,759,602
Mosaic Company	4.05	11-15-2027	2,282,000	2,413,285
Mosaic Company	5.45	11-15-2033	1,878,000	2,183,151
Mosaic Company	5.63	11-15-2043	1,810,000	2,142,255
Westlake Chemical Corporation	3.60	8-15-2026	385,000	411,672
Westlake Chemical Corporation	4.38	11-15-2047	1,132,000	1,230,223
				27,162,649
Containers & Packaging : 0.09%
Packaging Corporation of America	3.00	12-15-2029	2,679,000	2,818,187
Westrock Company	4.90	3-15-2029	2,258,000	2,659,055
				5,477,242
Metals & Mining : 0.22%
Barrick Gold Finance Company LLC	5.70	5-30-2041	4,043,000	5,492,578
Barrick North America Finance LLC	5.75	5-1-2043	946,000	1,335,370
Newmont Mining Corporation	3.50	3-15-2022	2,861,000	2,952,508
Steel Dynamics Incorporated	2.80	12-15-2024	2,094,000	2,169,467
Steel Dynamics Incorporated	3.45	4-15-2030	1,149,000	1,205,631
				13,155,554
Real Estate : 0.83%
Equity REITs : 0.79%
American Tower Corporation	3.80	8-15-2029	2,018,000	2,224,864
DDR Corporation	4.63	7-15-2022	1,728,000	1,840,290
Equinix Incorporated	2.63	11-18-2024	5,706,000	5,859,720
Equinix Incorporated	2.90	11-18-2026	5,706,000	5,927,404
Equinix Incorporated	3.20	11-18-2029	2,230,000	2,333,998
Mid-America Apartments LP	3.60	6-1-2027	1,378,000	1,503,434
Mid-America Apartments LP	3.75	6-15-2024	4,850,000	5,249,565
Mid-America Apartments LP	3.95	3-15-2029	2,037,000	2,331,329
Mid-America Apartments LP	4.00	11-15-2025	2,486,000	2,785,011
Mid-America Apartments LP	4.30	10-15-2023	2,079,000	2,265,584
Regency Centers LP	2.95	9-15-2029	4,410,000	4,674,616
Store Capital Corporation	4.50	3-15-2028	7,638,000	8,596,290
Store Capital Corporation	4.63	3-15-2029	1,499,000	1,705,853
				47,297,958
Real Estate Management & Development : 0.04%	3.40	1-15-2030	2,445,000	2,609,624
Spirit Realty LP
Utilities : 2.12%
Electric Utilities : 1.29%
Alabama Power Company	3.45	10-1-2049	3,966,000	4,319,257
Duke Energy Corporation	1.80	9-1-2021	4,279,000	4,302,583
Duke Energy Corporation	2.65	9-1-2026	2,590,000	2,697,881
Edison International	4.13	3-15-2028	13,000	14,179
Edison International	5.75	6-15-2027	3,018,000	3,569,307
Evergy Incorporated	2.45	9-15-2024	3,706,000	3,813,418
Evergy Incorporated	2.90	9-15-2029	1,851,000	1,909,153
FirstEnergy Corporation	3.90	7-15-2027	1,938,000	2,146,297
FirstEnergy Corporation	2.65	3-1-2030	4,646,000	4,743,935

Wells Fargo Core Bond Portfolio	Portfolio of investments —- February 29, 2020 (unaudited)
Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
FirstEnergy Corporation	2.85%	7-15-2022	$994,000	$1,023,647
FirstEnergy Corporation	3.40	3-1-2050	1,847,000	1,862,796
FirstEnergy Corporation	4.25	3-15-2023	5,152,000	5,513,965
Interstate Power & Light Company	3.50	9-30-2049	1,914,000	2,127,276
ITC Holdings Corporation	2.70	11-15-2022	4,084,000	4,212,414
Jersey Central Power & Light Company 144A	4.30	1-15-2026	1,777,000	1,999,128
Metropolitan Edison Company 144A	4.30	1-15-2029	3,203,000	3,741,260
Mid-Atlantic Interstate Transmission LLC 144A	4.10	5-15-2028	4,047,000	4,613,965
Mississippi Power Company	3.95	3-30-2028	4,980,000	5,570,089
Mississippi Power Company	4.25	3-15-2042	2,991,000	3,440,100
Pennsylvania Electric Compnay 144A	3.25	3-15-2028	1,719,000	1,844,255
South Carolina Edison Company	4.13	3-1-2048	3,307,000	3,795,111
Southern California Edison Company	3.65	2-1-2050	2,077,000	2,207,948
Southern California Edison Company	4.65	10-1-2043	970,000	1,193,334
Southern California Edison Company «	2.85	8-1-2029	2,062,000	2,149,505
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	1,395,000	1,538,533
Virginia Electric & Power Company	3.30	12-1-2049	2,964,000	3,195,097
77,544,433
Gas Utilities : 0.10%
Southern California Gas Company	2.55	2-1-2030	4,586,000	4,838,027
Southern California Gas Company	2.60	6-15-2026	1,137,000	1,190,659
6,028,686
Multi-Utilities : 0.73%
Black Hills Corporation	3.05	10-15-2029	5,812,000	6,114,159
Black Hills Corporation	3.88	10-15-2049	1,826,000	2,049,655
CenterPoint Energy Incorporated	2.50	9-1-2022	407,000	416,999
CenterPoint Energy Incorporated	2.50	9-1-2024	4,418,000	4,561,868
CenterPoint Energy Incorporated	2.95	3-1-2030	1,880,000	1,955,722
CenterPoint Energy Incorporated	4.10	9-1-2047	1,984,000	2,329,276
CenterPoint Energy Incorporated	4.25	11-1-2028	995,000	1,139,145
Dominion Resources Incorporated	2.00	8-15-2021	2,853,000	2,880,955
DTE Energy Company	2.25	3-1-2030	5,921,000	6,018,074
DTE Energy Company	2.53	10-1-2024	3,329,000	3,435,051
DTE Energy Company	2.95	3-1-2050	7,693,000	7,924,023
DTE Energy Company	3.80	3-15-2027	923,000	1,005,932
Midamerican Energy Company	3.65	8-1-2048	2,149,000	2,577,554
Nisource Incorporated	4.38	5-15-2047	1,680,000	1,974,274
44,382,687
Total Corporate Bonds and Notes (Cost $1,202,330,164)	1,278,882,409
Foreign Corporate Bonds and Notes : 0.03%
Energy : 0.03%
Oil, Gas & Consumable Fuels : 0.03%	6.63	8-15-2037	CAD	1,834,000	2,017,018
EnCana Corporation
Total Foreign Corporate Bonds and Notes (Cost $2,191,849)	2,017,018
Municipal Obligations : 0.55%
California : 0.17%
GO Revenue : 0.17%
California Build America Bonds	7.60	11-1-2040	$830,000	1,466,934

Portfolio of investments — February 29, 2020 (unaudited)			Wells Fargo Core Bond Portfolio
Interest rate		Maturity date	Principal	Value
GO Revenue (continued)
Los Angeles CA Community College District Build America Bonds «	6.75%	8-1-2049	$4,690,000	$8,509,161
				9,976,095
Nevada : 0.10%
Airport Revenue : 0.10%
Clark County NV Airport Authority Build America Bonds Series C	6.82	7-1-2045	3,365,000	5,873,809
New York : 0.12%
Airport Revenue : 0.12%
Port Authority of New York & New Jersey Consolidated Bonds Series
174	4.46	10-1-2062	5,505,000	7,523,133
Ohio : 0.05%
Education Revenue : 0.05%
Ohio State University General Receipts Taxable Bonds Series A	4.80	6-1-2111	1,957,000	3,018,496
Texas : 0.11%
Transportation Revenue : 0.11%
North Texas Tollway Authority	6.72	1-1-2049	3,609,000	6,475,557
Total Municipal Obligations (Cost $22,058,249)				32,867,090
Non-Agency Mortgage-Backed Securities : 4.40%	3.63	3-25-2049	2,709,172	2,752,217
Angel Oak Mortgage Trust Series 2019-2 Class A1 144A±±
Barclays Commercial Mortgage Trust Series 2018-C2 Class	4.31	12-15-2051	7,313,000	8,615,684
A5
Benchmark Mortgage Trust Series 2018-B1 Class ASB ±±	3.60	1-15-2051	1,620,000	1,774,902
Bunker Hill Loan Depositary Trust Series 2019-1 Class A1	3.61	10-26-2048	1,999,233	2,022,744
144A
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1	2.88	7-25-2049	5,597,180	5,686,621
144A
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1	2.72	11-25-2059	6,491,240	6,559,517
144A
CD Commercial Mortgage Trust Series 2016-CD1 Class A1	1.44	8-10-2049	732,962	731,803
CD Commercial Mortgage Trust Series 2017-CD4 Class A4 ±±	3.51	5-10-2050	2,986,000	3,311,153
CD Commercial Mortgage Trust Series 2017-CD4 Class ASB	3.32	5-10-2050	2,105,000	2,264,342
CD Commercial Mortgage Trust Series 2017-CD6 Class ASB	3.33	11-13-2050	5,323,000	5,750,852
CFCRE Commercial Mortgage Trust Series 2016-C3 Class A1	1.79	1-10-2048	718,317	718,157
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A1	1.96	6-15-2050	465,359	465,770
CFCRE Commercial Mortgage Trust Series 2017-C8 Class	3.37	6-15-2050	2,014,000	2,144,180
ASB
Citigroup Commercial Mortgage Trust Series 2016- P5 Class	1.41	10-10-2049	653,478	652,337
A1
Citigroup Commercial Mortgage Trust Series 2019-GC43	3.04	11-10-2052	1,978,000	2,150,036
Class A4
Colt Funding LLC Series 2019-1 Class A1 144A±±	3.71	3-25-2049	2,293,200	2,333,961
Colt Funding LLC Series 2019-2 Class A1 144A±±	3.34	5-25-2049	4,348,178	4,426,847
Colt Funding LLC Series 2019-4 Class A1 144A±±	2.58	11-25-2049	5,375,445	5,443,921
Commercial Mortgage Pass-Through Certificate Series 2016-	2.97	10-10-2049	2,071,000	2,174,777
C1 Class ASB
Credit Suisse Mortgage Trust Series 2016-NSXR Class A4 ±±	3.79	12-15-2049	8,835,000	9,844,727
CSAIL Commercial Mortgage Trust Series 2015-C2 Class A4	3.50	6-15-2057	2,953,000	3,210,662
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A4	3.81	11-15-2048	4,102,200	4,545,592
CSAIL Commercial Mortgage Trust Series 2016-C5 Class ASB	3.53	11-15-2048	865,000	915,604
Deutsche Bank Commercial Mortgage Trust Series 2017-C6	3.12	6-10-2050	1,249,000	1,332,216
Class ASB
GCAT Series 2019-NQM1 Class A1 144A	2.99	2-25-2059	2,104,887	2,126,286
Goldman Sachs Mortgage Securities Trust Series 2012-GCJ7	2.94	5-10-2045	130,092	130,543
Class AAB

Wells Fargo Core Bond Portfolio	Portfolio of investments —- February 29, 2020 (unaudited)
	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Goldman Sachs Mortgage Securities Trust Series 2014-	3.80%	1-10-2047	$1,727,233	$1,831,276
GCJ18 Class A3
Goldman Sachs Mortgage Securities Trust Series 2015-GC28	3.40	2-10-2048	1,355,000	1,462,122
Class A5
Goldman Sachs Mortgage Securities Trust Series 2015-GC34	3.51	10-10-2048	3,317,000	3,628,119
Class A4
Goldman Sachs Mortgage Securities Trust Series 2019-GSA1	3.05	11-10-2052	2,934,000	3,174,084
Class A4
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	6,459,644	7,175,052
JPMDB Commercial Mortgage Securities Series 2014-C23	3.67	9-15-2047	2,419,000	2,610,981
Class A4
JPMDB Commercial Mortgage Securities Series 2015-C33	3.77	12-15-2048	1,554,714	1,721,864
Class A4
JPMDB Commercial Mortgage Securities Series 2017-C5	3.49	3-15-2050	861,000	929,569
Class ASB
JPMDB Commercial Mortgage Securities Series 2018-C8	4.15	6-15-2051	2,714,000	3,061,022
Class ASB
JPMorgan Chase Commercial Mortgage Securities Trust	2.77	10-15-2048	788,427	788,213
Series 2015-C28 Class A2
JPMorgan Chase Commercial Mortgage Securities Trust	2.91	10-15-2048	10,965,000	11,522,495
Series 2015-C28 Class A3
JPMorgan Chase Commercial Mortgage Securities Trust	1.32	8-15-2049	1,109,216	1,106,420
Series 2016-JP2 Class A1
JPMorgan Chase Commercial Mortgage Securities Trust	3.28	7-15-2050	2,343,000	2,513,252
Series 2017-JP6 Class ASB
Morgan Stanley Bank of America Merrill Lynch Trust Series	4.08	7-15-2046	532,000	574,180
2013-C10 Class A4 ±±
Morgan Stanley Bank of America Merrill Lynch Trust Series	3.38	10-15-2048	1,689,000	1,784,022
2015-C125 Class ASB
Morgan Stanley Bank of America Merrill Lynch Trust Series	3.25	2-15-2048	800,041	857,599
2015-C20 Class A4
Morgan Stanley Bank of America Merrill Lynch Trust Series	3.75	12-15-2047	754,000	832,643
2015-C27 Class A4
Morgan Stanley Capital I Trust Series 2016-UB11 Class A1	1.45	8-15-2049	1,339,132	1,336,301
Morgan Stanley Capital I Trust Series 2016-UB11 Class ASB	2.61	8-15-2049	2,119,000	2,194,760
Morgan Stanley Capital I Trust Series 2018-H3 Class A5	4.18	7-15-2051	906,000	1,053,000
New Residential Mortgage Loan Trust Series 2019-NQM2	3.60	4-25-2049	2,844,086	2,878,770
Class A1 144A±±
New Residential Mortgage Loan Trust Series 2019-NQM4	2.49	9-25-2059	4,520,152	4,577,978
Class A1 144A±±
SG Capital Partners Series 2019-3 Class A1 144A±±	2.70	9-25-2059	5,223,193	5,254,990
SoFi Professional Loan Program LLC Series 2020-A Class A2	2.54	5-15-2046	9,779,000	10,130,946
144A
SoFi Professional Loan Program LLC Series 2016-A Class A2	2.76	12-26-2036	2,221,855	2,251,030
144A
SoFi Professional Loan Program LLC Series 2016-D Class A1	2.58	1-25-2039	382,536	384,604
(1 Month LIBOR +0.95%) ±144A
SoFi Professional Loan Program LLC Series 2016-E Class A1	2.48	7-25-2039	729,160	729,759
(1 Month LIBOR +0.85%) ±144A
SoFi Professional Loan Program LLC Series 2017-A Class A1	2.33	3-26-2040	800,450	803,559
(1 Month LIBOR +0.00%) ±144A
SoFi Professional Loan Program LLC Series 2017-D Class A2	2.65	9-25-2040	570,137	583,033
144A
SoFi Professional Loan Program LLC Series 2017-E Class A1	2.13	11-26-2040	527,376	527,675
(1 Month LIBOR +0.50%) ±144A
SoFi Professional Loan Program LLC Series 2017-E Class	2.72	11-26-2040	9,979,000	10,231,417
A2B 144A
SoFi Professional Loan Program LLC Series 2018-A Class	2.95	2-25-2042	3,098,000	3,192,482
A2B 144A
SoFi Professional Loan Program LLC Series 2018-B Class	3.34	8-25-2047	8,978,000	9,309,867
A2FX 144A

Portfolio of investments — February 29, 2020 (unaudited)			Wells Fargo Core Bond Portfolio
	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Starwood Mortgage Residential Trust Series 2020-1 Class A1	2.28%	2-25-2050	$8,561,763	$8,625,204
144A±±
Starwood Mortgage Residential Trust Series 2019-INV1 Class	2.61	9-27-2049	5,030,316	5,043,318
A1 144A±±
Verizon Owner Trust Series 2019-C Class A1A	1.94	4-22-2024	4,429,000	4,498,673
Verizon Owner Trust Series 2020-A Class A1A	1.85	7-22-2024	9,683,000	9,814,650
Verus Securitization Trust Series 2019-3 Class A1 144A±±	2.69	11-25-2059	3,031,401	3,053,526
Verus Securitization Trust Series 2019-1 Class A1 144A±±	3.40	12-25-2059	4,188,841	4,234,311
Verus Securitization Trust Series 2019-1 Class A1 144A±±	3.84	2-25-2059	2,180,136	2,212,764
Verus Securitization Trust Series 2019-2 Class A1 144A±±	2.91	7-25-2059	4,878,460	4,932,768
Verus Securitization Trust Series 2019-2 Class A1 144A±±	3.21	5-25-2059	9,905,021	10,009,008
Verus Securitization Trust Series 2019-3 Class A1 144A	2.78	7-25-2059	9,897,723	9,946,980
Verus Securitization Trust Series 2019-4 Class A1 144A	2.64	11-25-2059	13,905,362	14,022,957
Verus Securitization Trust Series 2020-1 Class A1 144A±±	2.42	1-25-2060	2,954,982	2,983,674
Visio Trust Series 2019-1 Class A1 144A±±	3.57	6-25-2054	2,478,789	2,524,042
Total Non-Agency Mortgage-Backed Securities (Cost $257,482,112)				265,000,410
U.S. Treasury Securities : 23.71%	1.50	2-15-2030	9,860,000	10,195,856
U.S Treasury Bond
U.S. Treasury Bond	1.50	1-31-2027	5,404,000	5,567,387
U.S. Treasury Bond	2.00	2-15-2050	12,990,000	14,026,155
U.S. Treasury Bond	2.25	8-15-2046	23,643,000	26,530,956
U.S. Treasury Bond	2.38	11-15-2049	2,568,000	2,997,638
U.S. Treasury Bond	2.50	5-15-2046	52,522,000	61,678,472
U.S. Treasury Bond	2.75	8-15-2042	11,630,000	14,128,179
U.S. Treasury Bond	3.00	5-15-2045	78,734,000	100,278,206
U.S. Treasury Bond	3.00	11-15-2045	60,871,000	77,750,814
U.S. Treasury Bond ##	3.13	8-15-2044	120,582,000	156,116,008
U.S. Treasury Note	1.88	6-30-2026	25,303,000	26,633,384
U.S. Treasury Note	2.38	4-30-2026	61,566,000	66,575,452
U.S. Treasury Note %%	1.13	2-28-2022	97,107,000	97,554,603
U.S. Treasury Note %%	1.25	2-28-2025	36,122,000	36,449,356
U.S. Treasury Note	1.38	8-31-2020	9,504,000	9,510,311
U.S. Treasury Note	1.38	2-15-2023	55,198,000	56,002,252
U.S. Treasury Note	1.38	1-31-2025	46,467,000	47,478,020
U.S. Treasury Note	1.50	10-31-2021	78,412,000	79,116,483
U.S. Treasury Note	1.50	11-30-2021	75,841,000	76,578,672
U.S. Treasury Note	1.50	8-15-2026	31,194,000	32,109,105
U.S. Treasury Note	1.63	12-31-2021	123,161,000	124,710,134
U.S. Treasury Note	1.63	2-15-2026	91,335,000	94,617,352
U.S. Treasury Note	1.63	5-15-2026	64,363,000	66,713,758
U.S. Treasury Note	1.63	9-30-2026	19,610,000	20,349,971
U.S. Treasury Note	1.75	12-31-2026	4,320,000	4,521,319
U.S. Treasury Note	2.00	11-15-2026	33,507,000	35,589,408
U.S. Treasury Note	2.13	5-15-2022	12,601,000	12,935,714
U.S. Treasury Note	2.25	4-30-2021	15,006,000	15,212,333
U.S. Treasury Note	2.25	4-15-2022	27,757,000	28,535,497
U.S. Treasury Note	2.50	6-30-2020	5,281,000	5,300,597
U.S. Treasury Note	2.50	1-15-2022	2,811,000	2,892,585
U.S. Treasury Note	2.63	11-15-2020	4,403,000	4,448,062
U.S. Treasury Note	2.88	11-15-2021	12,081,000	12,472,217
U.S. Treasury Note	2.88	11-30-2025	3,568,000	3,944,452
Total U.S. Treasury Securities (Cost $1,361,925,078)				1,429,520,708
Yankee Corporate Bonds and Notes : 5.38%
Communication Services : 0.15%
Diversified Telecommunication Services : 0.05%	3.63	1-21-2050	2,509,000	2,655,927
Deutsche Telekom AG 144A
Wireless Telecommunication Services : 0.10%	4.25	9-17-2050	5,671,000	6,273,233
Vodafone Group plc

Wells Fargo Core Bond Portfolio	Portfolio of investments —- February 29, 2020 (unaudited)
	Interest rate	Maturity date	Principal	Value
Consumer Staples : 0.25%
Beverages : 0.05%	3.50%	1-16-2050	$2,630,000	$2,779,181
Fomento Economico SA
Food Products : 0.20%	2.95	11-2-2026	11,673,000	12,410,135
Danone SA 144A
Energy : 0.91%
Energy Equipment & Services : 0.04%	2.65	11-20-2022	2,045,000	2,105,289
Schlumberger Limited 144A
Oil, Gas & Consumable Fuels : 0.87%
Canadian Natural Resources Limited	3.90	2-1-2025	1,344,000	1,460,399
Ecopetrol SA	5.88	5-28-2045	1,540,000	1,839,068
Enbridge Incorporated	2.90	7-15-2022	127,000	130,358
Enbridge Incorporated	2.50	1-15-2025	10,297,000	10,520,245
Enbridge Incorporated	3.13	11-15-2029	7,372,000	7,632,761
EnCana Corporation	6.50	2-1-2038	2,030,000	2,229,166
Equinor ASA	3.25	11-18-2049	2,887,000	3,048,175
Petroleos Mexicanos Company	2.38	4-15-2025	1,995,950	2,052,699
Petroleos Mexicanos Company	2.46	12-15-2025	4,839,000	5,013,272
Petroleos Mexicanos Company 144A	5.95	1-28-2031	3,380,000	3,295,500
Petroleos Mexicanos Company	6.35	2-12-2048	8,547,000	7,943,582
Petroleos Mexicanos Company 144A	6.95	1-28-2060	5,916,000	5,679,360
TransCanada PipeLines Limited	4.63	3-1-2034	1,390,000	1,624,784
				52,469,369
Financials : 3.32%
Banks : 2.25%
ANZ New Zealand International Company 144A	1.90	2-13-2023	3,814,000	3,861,110
Banco Santander SA	3.31	6-27-2029	3,200,000	3,453,101
Banque Federative du Credit Mutuel SA 144A	2.38	11-21-2024	4,946,000	5,090,056
Barclays plc Subordinated Bond(3 Month LIBOR +3.05%) ±	5.09	6-20-2030	5,408,000	6,140,423
BNP Paribas SA (3 Month LIBOR +1.11%) ±144A	2.82	11-19-2025	6,367,000	6,594,489
BNP Paribas SA (U.S. SOFR +1.51%) ±144A	3.05	1-13-2031	12,066,000	12,374,131
Canadian Imperial Bank	2.25	1-28-2025	8,065,000	8,213,953
Commonwealth Bank of Australia (5 Year Treasury Constant	3.61	9-12-2034	4,083,000	4,340,834
Maturity +2.05%)±144A
Commonwealth Bank of Australia 144A	3.74	9-12-2039	1,893,000	2,035,771
Credit Agricole SA (London) 144A	2.38	1-22-2025	7,605,000	7,788,734
Danske Bank A/S (3 Month LIBOR +1.25%) ±144A	3.00	9-20-2022	10,552,000	10,707,942
Danske Bank A/S (3 Month LIBOR +1.59%) ±144A	3.24	12-20-2025	9,709,000	10,202,198
Mitsubishi UFJ Financial Group Incorporated	2.19	2-25-2025	8,664,000	8,755,910
Mitsubishi UFJ Financial Group Incorporated	2.56	2-25-2030	5,898,000	5,931,376
Royal Bank Scotlnd Group plc	3.75	11-1-2029	1,381,000	1,441,723
Royal Bank Scotlnd Group plc (3 Month LIBOR +1.87%) ±	4.45	5-8-2030	2,968,000	3,387,847
Societe Generale 144A	2.63	1-22-2025	7,660,000	7,805,724
Standard Chartered plc (3 Month LIBOR +1.21%) ±144A	2.82	1-30-2026	8,604,000	8,769,335
Sumitomo Mitsui Financial Group	3.04	7-16-2029	10,184,000	10,838,956
Westpac Banking Corporation	2.00	1-13-2023	5,719,000	5,809,360
Westpac Banking Corporation (5 Year Treasury Constant	4.11	7-24-2034	1,808,000	1,979,024
Maturity +2.00%) ±
				135,521,997
Capital Markets : 0.31%
MDGH GMTN BV 144A	2.88	11-7-2029	4,734,000	4,865,369
Nomura Holdings Incorporated	2.65	1-16-2025	3,619,000	3,717,195

Portfolio of investments — February 29, 2020 (unaudited)			Wells Fargo Core Bond Portfolio
	Interest rate	Maturity date	Principal	Value
Banks (continued)
Nomura Holdings Incorporated	3.10%	1-16-2030	$9,868,000	$10,252,615
				18,835,179
Consumer Finance : 0.02%	3.13	8-13-2030	1,291,000	1,369,050
UBS Group AG (3 Month LIBOR +1.47%) ±144A
Diversified Financial Services : 0.65%
DH Europe Finance II	2.05	11-15-2022	3,236,000	3,293,520
DH Europe Finance II	2.20	11-15-2024	5,543,000	5,698,815
DH Europe Finance II	2.60	11-15-2029	6,821,000	7,077,753
DH Europe Finance II	3.40	11-15-2049	4,134,000	4,559,039
GE Capital International Funding Company	2.34	11-15-2020	1,337,000	1,340,650
GE Capital International Funding Company	4.42	11-15-2035	10,482,000	11,969,379
Shell International Finance BV	2.00	11-7-2024	5,497,000	5,606,369
				39,545,525
Thrifts & Mortgage Finance : 0.09%	4.36	8-1-2024	4,823,000	5,179,058
Nationwide Building Society 144A
Health Care : 0.31%
Pharmaceuticals : 0.31%
Actavis Funding SCS «	3.80	3-15-2025	9,250,000	10,106,889
Shire plc ADR	2.88	9-23-2023	4,267,000	4,429,403
Shire plc ADR	3.20	9-23-2026	886,000	950,317
Takeda Pharmaceutical	4.40	11-26-2023	2,801,000	3,076,983
				18,563,592
Information Technology : 0.12%
Semiconductors & Semiconductor Equipment : 0.12%
NXP BV 144A	3.88	6-18-2026	5,906,000	6,389,977
NXP BV 144A	4.30	6-18-2029	670,000	750,502
				7,140,479
Materials : 0.14%
Chemicals : 0.03%	5.00	4-1-2049	1,742,000	2,168,089
Nutrien Limited
Metals & Mining : 0.11%
Minera Mexico SA 144A	4.50	1-26-2050	1,889,000	1,904,358
Teck Resources Limited	6.25	7-15-2041	3,985,000	4,603,092
				6,507,450
Real Estate : 0.05%
Equity REITs : 0.05%	6.39	1-15-2050	2,674,000	3,135,265
Trust F/1401 144A
Utilities : 0.13%
Electric Utilities : 0.13%
Enel Finance International SA 144A	3.50	4-6-2028	1,826,000	1,943,737
Enel Finance International SA 144A	4.63	9-14-2025	2,633,000	2,957,301
Enel Finance International SA 144A	4.75	5-25-2047	1,449,000	1,748,223

Wells Fargo Core Bond Portfolio	Portfolio of investments —- February 29, 2020 (unaudited)
	Interest rate		Maturity date	Principal	Value
Electric Utilities (continued)
Enel Finance International SA 144A	4.88%		6-14-2029	$980,000	$1,133,434
					7,782,695
Total Yankee Corporate Bonds and Notes (Cost $311,455,410)					324,441,513
Yankee Government Bonds : 0.88%	2.13		9-30-2024	3,158,000	3,197,475
Abu Dhabi Government International 144A
Abu Dhabi Government International 144A	2.50		9-30-2029	2,924,000	3,000,024
Japan Bank for International Cooperation	1.75		10-17-2024	5,528,000	5,651,188
Republic of Colombia	5.20		5-15-2049	2,177,000	2,737,578
Republic of Paraguay 144A	5.40		3-30-2050	6,351,000	7,637,141
State of Israel	3.38		1-15-2050	3,913,000	4,265,170
United Mexican States	3.25		4-16-2030	9,764,000	10,037,392
United Mexican States	4.50		4-22-2029	9,853,000	11,138,915
United Mexican States	4.50		1-31-2050	256,000	290,176
United Mexican States	4.60		2-10-2048	3,448,000	3,935,064
United Mexican States	4.75		3-8-2044	1,116,000	1,291,212
Total Yankee Government Bonds (Cost $49,170,908)					53,181,335
		Yield		Shares
Short-Term Investments : 4.26%
Investment Companies : 4.26%
Securities Lending Cash Investments LLC (l)(r)(u)		1.66		9,609,316	9,610,277
Wells Fargo Government Money Market Fund Select Class ##(l)(u)		1.52		247,185,565	247,185,565
Total Short-Term Investments (Cost $256,795,842)					256,795,842
Total investments in securities (Cost $6,339,353,150)	109.19%				6,583,382,753
Other assets and liabilities, net	(9.19)				(554,284,666)
	____			_________________
Total net assets	100.00%				$6,029,098,087
	_____			_________________

±Variable rate investment. The rate shown is the rate in effect at period end. %% The security is purchased on a when-issued basis.

±±The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

144A The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

«All or a portion of this security is on loan.

##All or a portion of this security is segregated for when-issued securities.

(l)The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
CAD	Canadian dollar
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured overnight financing rate

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo Core Bond Portfolio

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares,			Shares,	Value,	% of
	beginning of	Shares	Shares	end of	end	net
Short-Term Investments	period	purchased	sold	period	of period	assets

Investment Companies
Securities Lending Cash Investments LLC	2,778,863	443,097,432	(436,266,979)	9,609,316	$9,610,277
Wells Fargo Government Money Market Fund Select Class	117,422,859	3,162,683,944	(3,032,921,238)	247,185,565	247,185,565
					$256,795,842	4.26%

Wells Fargo Core Bond Portfolio (the "Portfolio")

Notes to Portfolio of investments – February 29, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management").

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio's assets and liabilities as of February 29, 2020:

		Other	Significant
		significant	unobservab
	Quoted prices	observable	le inputs
	(Level 1)	inputs (Level 2)	(Level 3)	Total
Assets
Investments in:
Agency securities	$0	$2,433,975,484	$0	$2,433,975,484
Asset-backed securities	0	506,700,944	0	506,700,944
Corporate bonds and notes	0	1,278,882,409	0	1,278,882,409
Foreign corporate bonds and notes	0	2,017,018	0	2,017,018
Municipal obligations	0	32,867,090	0	32,867,090
Non-agency mortgage-backed securities	0	265,000,410	0	265,000,410
U.S. Treasury securities	1,429,520,708	0	0	1,429,520,708
Yankee corporate bonds and notes	0	324,441,513	0	324,441,513
Yankee government bonds	0	53,181,335	0	53,181,335
Short-term investments
Investment companies	256,795,842	0	0	256,795,842
Total assets	$1,686,316,550	$4,897,066,203	$0	$6,583,382,753

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended February 29, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Disciplined Large Cap Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
	Shares	Value
Common Stocks : 96.14%
Communication Services : 10.23%
Diversified Telecommunication Services : 2.44%
AT&T Incorporated	92,332	$3,251,933
Verizon Communications Incorporated	54,870	2,971,759
		6,223,692
Entertainment : 1.21%
Lions Gate Entertainment Class B †	50,445	373,293
Netflix Incorporated †	2,039	752,452
Take-Two Interactive Software Incorporated †	4,874	523,858
The Walt Disney Company	12,106	1,424,271
		3,073,874
Interactive Media & Services : 4.76%
Alphabet Incorporated Class A †	3,061	4,099,444
Alphabet Incorporated Class C †	3,120	4,178,710
Facebook Incorporated Class A †	19,914	3,832,848
		12,111,002
Media : 1.71%
Cable One Incorporated	827	1,300,888
Comcast Corporation Class A	48,637	1,966,394
Discovery Communications Incorporated Class A †«	42,470	1,091,479
		4,358,761
Wireless Telecommunication Services : 0.11%	14,369	289,392
Telephone & Data Systems Incorporated
Consumer Discretionary : 9.69%
Automobiles : 0.87%
Ford Motor Company	94,604	658,444
General Motors Company	27,502	838,811
Tesla Motors Incorporated †	1,072	716,085
		2,213,340
Hotels, Restaurants & Leisure : 1.20%
Hilton Worldwide Holdings Incorporated	4,119	400,367
McDonald's Corporation	3,521	683,673
Starbucks Corporation	25,326	1,986,318
		3,070,358
Household Durables : 1.37%
D.R. Horton Incorporated	9,428	502,230
Garmin Limited	4,426	391,214
Lennar Corporation Class A	4,800	289,632
Lennar Corporation Class B	10,421	498,228
NVR Incorporated †	379	1,389,861
Pulte Group Incorporated	10,384	417,437
		3,488,602
Internet & Direct Marketing Retail : 2.86%
Amazon.com Incorporated †	3,702	6,973,643
eBay Incorporated	9,063	313,942
		7,287,585

1

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo Disciplined Large Cap Portfolio
	Shares	Value
Multiline Retail : 0.34%	8,499	$875,397
Target Corporation
Specialty Retail : 2.18%
AutoZone Incorporated †	1,228	1,267,922
Best Buy Company Incorporated	14,279	1,080,206
The Home Depot Incorporated	13,561	2,954,128
The TJX Companies Incorporated	4,168	249,246
		5,551,502
Textiles, Apparel & Luxury Goods : 0.87%	24,664	2,204,468
Nike Incorporated Class B
Consumer Staples : 6.83%
Beverages : 0.92%
Monster Beverage Corporation †	4,080	254,633
PepsiCo Incorporated	7,284	961,707
The Coca-Cola Company	21,298	1,139,230
		2,355,570
Food & Staples Retailing : 2.42%
Costco Wholesale Corporation	7,754	2,179,960
Sysco Corporation	7,319	487,811
The Kroger Company	31,538	887,164
US Foods Holding Corporation †	19,058	641,111
Walgreens Boots Alliance Incorporated	16,988	777,371
Walmart Incorporated	11,013	1,185,880
		6,159,297
Food Products : 0.67%
Lamb Weston Holdings Incorporated	4,471	388,485
Pilgrim's Pride Corporation †	34,577	731,649
The Hershey Company	2,150	309,579
Tyson Foods Incorporated Class A	3,937	267,047
		1,696,760
Household Products : 1.52%
Kimberly-Clark Corporation	3,279	430,172
The Procter & Gamble Company	30,406	3,442,871
		3,873,043
Personal Products : 0.25%	3,449	633,236
The Estee Lauder Companies Incorporated Class A
Tobacco : 1.05%
Altria Group Incorporated	8,864	357,840
Philip Morris International Incorporated	28,279	2,315,202
		2,673,042
Energy : 2.61%
Oil, Gas & Consumable Fuels : 2.61%
Chevron Corporation	21,853	2,039,759
ConocoPhillips	11,546	559,057
Exxon Mobil Corporation	35,216	1,811,511
HollyFrontier Corporation	7,463	251,354
Kinder Morgan Incorporated	35,090	672,675
Marathon Petroleum Corporation	19,260	913,309
Phillips 66	5,326	398,704
		6,646,369

2

Wells Fargo Disciplined Large Cap Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
	Shares	Value
Financials : 12.21%
Banks : 3.90%
Bank of America Corporation	49,080	$1,398,780
Citigroup Incorporated	29,606	1,878,797
Citizens Financial Group Incorporated	12,861	407,565
Fifth Third Bancorp	22,854	557,638
JPMorgan Chase & Company	35,569	4,129,917
KeyCorp	21,959	359,030
Popular Incorporated	17,356	832,741
Regions Financial Corporation	26,377	356,617
		9,921,085
Capital Markets : 2.54%
CME Group Incorporated	3,028	602,027
LPL Financial Holdings Incorporated	12,594	1,000,971
Morgan Stanley	34,437	1,550,698
Northern Trust Corporation	10,210	896,030
S&P Global Incorporated	943	250,753
SEI Investments Company	7,062	386,362
T. Rowe Price Group Incorporated	2,309	272,485
The Charles Schwab Corporation	36,810	1,500,008
		6,459,334
Consumer Finance : 1.06%
Capital One Financial Corporation	13,404	1,183,037
OneMain Holdings Incorporated	11,475	421,706
Synchrony Financial	37,764	1,098,932
		2,703,675
Diversified Financial Services : 1.83%	22,594	4,662,046
Berkshire Hathaway Incorporated Class B †
Insurance : 2.53%
AFLAC Incorporated	23,135	991,335
Arch Capital Group Limited †	6,670	269,668
Brighthouse Financial Incorporated †	6,535	234,214
Everest Reinsurance Group Limited	976	241,931
Mercury General Corporation	20,081	869,708
MetLife Incorporated	14,210	607,051
Prudential Financial Incorporated	11,020	831,459
Reinsurance Group of America Incorporated	2,548	310,932
The Allstate Corporation	9,589	1,009,242
The Hartford Financial Services Group Incorporated	21,672	1,082,516
		6,448,056
Thrifts & Mortgage Finance : 0.35%	75,040	902,731
MGIC Investment Corporation
Health Care : 14.20%
Biotechnology : 2.72%
AbbVie Incorporated	25,093	2,150,721
Amgen Incorporated	8,138	1,625,403
Gilead Sciences Incorporated	23,927	1,659,577
Incyte Corporation †	4,807	362,496
Regeneron Pharmaceuticals Incorporated †	2,563	1,139,433
		6,937,630
Health Care Equipment & Supplies : 3.11%
Abbott Laboratories	26,085	2,009,328
Baxter International Incorporated	18,645	1,556,298

3

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo Disciplined Large Cap Portfolio
	Shares	Value
Health Care Equipment & Supplies (continued)
Danaher Corporation	1,940	$280,485
Dentsply Sirona Incorporated	6,732	331,484
DexCom Incorporated †	1,342	370,392
Edwards Lifesciences Corporation †	4,154	850,905
Intuitive Surgical Incorporated †	1,773	946,711
Medtronic plc	15,577	1,568,137
		7,913,740
Health Care Providers & Services : 2.90%
AmerisourceBergen Corporation	13,945	1,175,842
Cardinal Health Incorporated	14,573	759,545
Centene Corporation †	8,996	476,968
CVS Health Corporation	14,256	843,670
Humana Incorporated	4,190	1,339,459
McKesson Corporation	7,575	1,059,440
UnitedHealth Group Incorporated	6,775	1,727,354
		7,382,278
Health Care Technology : 0.54%	9,764	1,386,195
Veeva Systems Incorporated Class A †
Life Sciences Tools & Services : 0.25%	22,298	626,574
Adaptive Biotechnologies Corporation †
Pharmaceuticals : 4.68%
Allergan plc	4,648	886,234
Bristol-Myers Squibb Company	37,867	2,236,425
Eli Lilly & Company	6,874	867,018
Johnson & Johnson	30,084	4,045,696
Merck & Company Incorporated	29,758	2,278,272
Pfizer Incorporated	47,812	1,597,877
		11,911,522
Industrials : 8.24%
Aerospace & Defense : 1.81%
Arconic Incorporated	17,112	502,237
Lockheed Martin Corporation	5,381	1,990,270
Raytheon Company	5,353	1,009,362
Spirit AeroSystems Holdings Incorporated Class A	4,128	218,124
The Boeing Company	1,888	519,408
United Technologies Corporation	2,794	364,868
		4,604,269
Air Freight & Logistics : 0.65%
Expeditors International of Washington Incorporated	9,166	645,470
United Parcel Service Incorporated Class B	11,162	1,010,049
		1,655,519
Airlines : 0.47%	26,213	1,209,206
Delta Air Lines Incorporated
Commercial Services & Supplies : 0.44%
Copart Incorporated †	7,545	637,402
Waste Management Incorporated	4,459	494,102
		1,131,504
Construction & Engineering : 0.39%
AECOM Technology Corporation †	7,334	329,590

4

Wells Fargo Disciplined Large Cap Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
	Shares	Value
Construction & Engineering (continued)
Quanta Services Incorporated	17,398	$663,386
		992,976
Electrical Equipment : 1.25%
AMETEK Incorporated	3,890	334,540
Eaton Corporation plc	15,082	1,368,239
Rockwell Automation Incorporated	8,127	1,491,305
		3,194,084
Industrial Conglomerates : 0.29%
Carlisle Companies Incorporated	2,626	381,532
Honeywell International Incorporated	2,161	350,449
		731,981
Machinery : 1.35%
Allison Transmission Holdings Incorporated	12,039	488,783
Cummins Incorporated	6,078	919,541
Illinois Tool Works Incorporated	1,637	274,656
ITT Incorporated	4,412	265,382
Oshkosh Corporation	14,908	1,075,612
Parker-Hannifin Corporation	2,203	407,048
		3,431,022
Professional Services : 0.41%	13,809	1,048,655
Manpower Incorporated
Road & Rail : 0.68%
Kansas City Southern	1,658	249,827
Landstar System Incorporated	3,676	371,166
Lyft Incorporated Class A †	10,036	382,572
Schneider National Incorporated Class B	39,995	716,310
		1,719,875
Trading Companies & Distributors : 0.50%
W.W. Grainger Incorporated	2,621	727,432
WESCO International Incorporated †	13,146	533,333
		1,260,765
Information Technology : 24.08%
Communications Equipment : 0.88%	56,053	2,238,196
Cisco Systems Incorporated
Electronic Equipment, Instruments & Components : 0.60%
CDW Corporation of Delaware	4,790	547,114
Jabil Circuit Incorporated	30,613	981,147
		1,528,261
IT Services : 5.40%
Accenture plc Class A	12,365	2,232,995
Amdocs Limited	3,918	249,773
Booz Allen Hamilton Holding Corporation	6,041	430,723
Cognizant Technology Solutions Corporation Class A	14,075	857,590
FleetCor Technologies Incorporated †	1,355	360,145
International Business Machines Corporation	9,045	1,177,207
Leidos Holdings Incorporated	3,098	318,010
MasterCard Incorporated Class A	10,497	3,046,754
Paychex Incorporated	4,377	339,130
PayPal Holdings Incorporated †	3,751	405,070

5

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo Disciplined Large Cap Portfolio
	Shares	Value
IT Services (continued)
VeriSign Incorporated †	1,888	$358,248
Visa Incorporated Class A	21,821	3,966,185
		13,741,830
Semiconductors & Semiconductor Equipment : 4.05%
Broadcom Incorporated	2,841	774,513
Intel Corporation	58,313	3,237,538
KLA-Tencor Corporation	1,597	245,475
Lam Research Corporation	5,087	1,492,678
Micron Technology Incorporated †	29,796	1,566,078
NVIDIA Corporation	2,491	672,744
QUALCOMM Incorporated	20,386	1,596,224
Texas Instruments Incorporated	6,479	739,513
		10,324,763
Software : 7.78%
Adobe Incorporated †	4,429	1,528,536
Cadence Design Systems Incorporated †	9,679	640,169
Fortinet Incorporated †	4,518	461,107
Intuit Incorporated	6,760	1,797,146
Microsoft Corporation	77,305	12,524,183
Oracle Corporation	37,056	1,832,790
Pagerduty Incorporated †	13,676	281,726
Paycom Software Incorporated †	1,297	366,597
Salesforce.com Incorporated †	2,286	389,534
		19,821,788
Technology Hardware, Storage & Peripherals : 5.37%
Apple Incorporated	42,465	11,608,232
Dell Technologies Incorporated †	18,380	743,655
HP Incorporated	63,473	1,319,604
		13,671,491
Materials : 1.76%
Chemicals : 0.33%
LyondellBasell Industries NV Class A	8,035	574,181
NewMarket Corporation	659	256,081
		830,262
Containers & Packaging : 0.43%
Avery Dennison Corporation	5,536	633,817
Packaging Corporation of America	5,101	462,253
		1,096,070
Metals & Mining : 0.79%
Nucor Corporation	11,603	479,784
Reliance Steel & Aluminum Company	8,348	853,917
Steel Dynamics Incorporated	25,965	691,448
		2,025,149
Paper & Forest Products : 0.21%	18,413	529,742
Domtar Corporation
Real Estate : 3.56%
Equity REITs : 3.56%
American Tower Corporation	9,565	2,169,342
AvalonBay Communities Incorporated	2,411	483,622
Boston Properties Incorporated	3,779	487,264

6

Wells Fargo Disciplined Large Cap Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
				Shares	Value
Equity REITs (continued)
Colony Capital Incorporated				108,376	$429,169
Crown Castle International Corporation				1,639	234,852
Equinix Incorporated				2,117	1,212,618
Gaming and Leisure Properties Incorporated				5,755	257,076
Host Hotels & Resorts Incorporated				30,881	447,157
Invitation Homes Incorporated				35,126	1,007,765
Prologis Incorporated				19,917	1,678,605
Vornado Realty Trust				12,318	659,998
					9,067,468
Utilities : 2.73%
Electric Utilities : 1.82%
American Electric Power Company Incorporated				4,448	397,028
Exelon Corporation				28,517	1,229,368
NRG Energy Incorporated				38,804	1,288,681
PPL Corporation				8,483	254,575
The Southern Company				24,482	1,477,734
					4,647,386
Independent Power & Renewable Electricity Producers : 0.45%				59,790	1,149,762
Vistra Energy Corporation
Multi-Utilities : 0.46%				41,956	1,163,439
MDU Resources Group Incorporated
Total Common Stocks (Cost $229,099,188)					244,855,619
		Yield
Short-Term Investments : 4.19%
Investment Companies : 4.06%
Securities Lending Cash Investments LLC (l)(r)(u)		1.66%		1,017,473	1,017,575
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.52		9,323,702	9,323,702
					10,341,277
			Maturity date	Principal
U.S. Treasury Securities : 0.13%
U.S. Treasury Bill (z)#		1.48	7-30-2020	$ 325,000	323,463
Total Short-Term Investments (Cost $10,664,255)					10,664,740
Total investments in securities (Cost $239,763,443)	100.33%				255,520,359
Other assets and liabilities, net	(0.33)				(828,359)
	____				_________________
Total net assets	100.00%				$254,692,000
	_____				_________________

†Non-income-earning security

«All or a portion of this security is on loan.

(l)The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)The rate represents the 7-day annualized yield at period end.

(z)Zero coupon security. The rate represents the current yield to maturity.

#All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:
REIT	Real estate investment trust

7

Futures Contracts
	Number of	Expiration	Notional	Notional	Unrealized	Unrealized
Description	contracts	date	cost	value	gains	losses
Long
S&P 500 E-Mini Index	57	3-20-2020	$9,243,925	$8,410,635	$0	$(833,290)

Investments in Affiliates

An affiliated investment is an investment in which thePortfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares,
	beginning			Shares,	Value,	% of
	of	Shares	Shares	end of	end	net
Short-Term Investments	period	purchased	sold	period	of period	assets

Investment Companies
Securities Lending Cash Investments LLC	0	1,087,991	(70,518)	1,017,473	$1,017,575
Wells Fargo Government Money Market Fund Select Class	1,455,727	60,047,190	(52,179,215)	9,323,702	9,323,702
					$10,341,277	4.06%

Wells Fargo Disciplined Large Cap Portfolio (the "Portfolio")

Notes to Portfolio of investments – February 29, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio's Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange's clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio's payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio's assets and liabilities as of February 29, 2020:

			Significant
		Other significant	unobservable
	Quoted prices	observable inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$26,056,721	$0	$0	$26,056,721
Consumer discretionary	24,691,252	0	0	24,691,252
Consumer staples	17,390,948	0	0	17,390,948
Energy	6,646,369	0	0	6,646,369
Financials	31,096,927	0	0	31,096,927
Health care	36,157,939	0	0	36,157,939
Industrials	20,979,856	0	0	20,979,856
Information technology	61,326,329	0	0	61,326,329
Materials	4,481,223	0	0	4,481,223
Real estate	9,067,468	0	0	9,067,468
Utilities	6,960,587	0	0	6,960,587
Short-term investments
Investment companies	10,341,277	0	0	10,341,277
U.S. Treasury Securities	323,463	0	0	323,463
Total assets	$255,520,359	$0	$0	$255,520,359
Liabilities
Futures contracts	$833,290	$0	$0	$833,290
Total liabilities	$833,290	$0	$0	$833,290

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

For the nine months ended February 29, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Diversified Large Cap Growth Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
	Shares	Value
Common Stocks : 99.44%
Communication Services : 9.71%
Entertainment : 0.81%
Live Nation Entertainment Incorporated †	15,760	$957,735
Netflix Incorporated †	315	116,244
The Walt Disney Company	6,220	731,783
		1,805,762
Interactive Media & Services : 8.39%
Alphabet Incorporated Class A †	5,655	7,573,459
Alphabet Incorporated Class C †	3,533	4,731,853
Facebook Incorporated Class A †	25,696	4,945,709
Match Group Incorporated †«	740	48,100
Pinterest Incorporated Class A †	73,883	1,440,719
		18,739,840
Media : 0.51%	44,513	1,143,984
Discovery Communications Incorporated Class A †
Consumer Discretionary : 14.48%
Auto Components : 0.36%	7,185	798,972
Lear Corporation
Hotels, Restaurants & Leisure : 0.45%
Chipotle Mexican Grill Incorporated †	440	340,375
Planet Fitness Incorporated Class A †	9,670	652,628
		993,003
Household Durables : 0.09%	1,795	204,038
Roku Incorporated †
Internet & Direct Marketing Retail : 5.48%
Amazon.com Incorporated †	6,221	11,718,809
MercadoLibre Incorporated †	864	532,250
		12,251,059
Multiline Retail : 0.75%
Ollie's Bargain Outlet Holdings Incorporated †	8,330	423,747
Target Corporation	12,221	1,258,763
		1,682,510
Specialty Retail : 5.74%
Burlington Stores Incorporated †	14,505	3,136,851
CarMax Incorporated †	19,920	1,739,215
Carvana Company †	3,730	309,254
Five Below Incorporated †	6,085	589,941
Floor & Decor Holdings Incorporated †	13,450	686,623
O'Reilly Automotive Incorporated †	1,000	368,720
The Home Depot Incorporated	13,907	3,029,501
The TJX Companies Incorporated	22,933	1,371,393
Ulta Beauty Incorporated †	6,224	1,600,128
		12,831,626
Textiles, Apparel & Luxury Goods : 1.61%
Deckers Outdoor Corporation †	3,685	640,453
Levi Strauss & Company Class A	85,144	1,446,597
lululemon athletica Incorporated †	3,300	717,453

1

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo Diversified Large Cap Growth Portfolio
	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Nike Incorporated Class B	8,710	$778,500
		3,583,003
Consumer Staples : 3.51%
Beverages : 0.58%	24,252	1,297,239
The Coca-Cola Company
Food & Staples Retailing : 2.26%
Casey's General Stores Incorporated	8,443	1,376,378
Costco Wholesale Corporation	8,152	2,291,854
Walmart Incorporated	12,740	1,371,843
		5,040,075
Personal Products : 0.67%	8,215	1,508,274
The Estee Lauder Companies Incorporated Class A
Energy : 1.60%
Oil, Gas & Consumable Fuels : 1.60%
Chevron Corporation	8,387	782,843
ConocoPhillips	19,915	964,284
Exxon Mobil Corporation	15,091	776,281
Marathon Petroleum Corporation	22,226	1,053,957
		3,577,365
Financials : 5.42%
Banks : 1.56%
Citizens Financial Group Incorporated	26,914	852,905
Fifth Third Bancorp	44,447	1,084,507
JPMorgan Chase & Company	13,295	1,543,682
		3,481,094
Capital Markets : 3.30%
CME Group Incorporated	12,384	2,462,187
Evercore Partners Incorporated Class A	12,441	828,819
MarketAxess Holdings Incorporated	6,192	2,008,251
The Charles Schwab Corporation	33,671	1,372,093
Tradeweb Markets Incorporated Class A	14,695	708,593
		7,379,943
Insurance : 0.33%	9,715	732,997
Prudential Financial Incorporated
Thrifts & Mortgage Finance : 0.23%	1,890	521,300
LendingTree Incorporated †
Health Care : 12.58%
Biotechnology : 2.06%
AbbVie Incorporated	10,670	914,526
Alexion Pharmaceuticals Incorporated †	4,110	386,463
Alnylam Pharmaceuticals Incorporated †	2,880	338,861
Amgen Incorporated	5,362	1,070,952
BioMarin Pharmaceutical Incorporated †	2,720	245,806
Exact Sciences Corporation †	6,455	522,532
Vertex Pharmaceuticals Incorporated †	5,048	1,130,903
		4,610,043

2

Wells Fargo Diversified Large Cap Growth Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
	Shares	Value
Health Care Equipment & Supplies : 5.01%
Abbott Laboratories	27,380	$2,109,081
Baxter International Incorporated	27,332	2,281,402
Boston Scientific Corporation †	72,437	2,708,419
Edwards Lifesciences Corporation †	3,135	642,173
Insulet Corporation †	3,975	755,131
Intuitive Surgical Incorporated †	390	208,244
Medtronic plc	2,585	260,232
Novocure Limited †	5,080	369,570
Stryker Corporation	3,933	749,590
Varian Medical Systems Incorporated †	9,064	1,114,600
		11,198,442
Health Care Providers & Services : 1.69%
Amedisys Incorporated †	1,320	229,693
Anthem Incorporated	4,585	1,178,758
Centene Corporation †	19,853	1,052,606
UnitedHealth Group Incorporated	5,128	1,307,435
		3,768,492
Health Care Technology : 0.48%	7,552	1,072,157
Veeva Systems Incorporated Class A †
Life Sciences Tools & Services : 0.64%
Agilent Technologies Incorporated	6,233	480,377
PPD Incorporated †	11,997	334,476
Repligen Corporation †	7,275	622,740
		1,437,593
Pharmaceuticals : 2.70%
Bristol-Myers Squibb Company	22,579	1,333,516
Johnson & Johnson	8,124	1,092,516
Zoetis Incorporated	27,029	3,601,074
		6,027,106
Industrials : 11.27%
Aerospace & Defense : 1.17%
HEICO Corporation	6,805	733,919
Lockheed Martin Corporation	3,669	1,357,053
The Boeing Company	1,879	516,932
		2,607,904
Airlines : 0.42%	20,174	930,627
Delta Air Lines Incorporated
Commercial Services & Supplies : 1.72%
Copart Incorporated †	11,195	945,754
Waste Connections Incorporated	30,010	2,895,665
		3,841,419
Construction & Engineering : 0.52%	15,287	1,175,876
EMCOR Group Incorporated
Industrial Conglomerates : 0.92%	5,847	2,056,390
Roper Technologies Incorporated
Machinery : 1.18%
Allison Transmission Holdings Incorporated	25,534	1,036,680
Cummins Incorporated	6,689	1,011,979

3

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo Diversified Large Cap Growth Portfolio
	Shares	Value
Machinery (continued)
Fortive Corporation	8,388	$580,114
		2,628,773
Professional Services : 1.46%
CoStar Group Incorporated †	2,968	1,981,407
TransUnion	14,424	1,282,582
		3,263,989
Road & Rail : 3.42%
CSX Corporation	34,948	2,462,087
Norfolk Southern Corporation	13,451	2,452,790
Union Pacific Corporation	17,108	2,734,029
		7,648,906
Trading Companies & Distributors : 0.46%	17,361	1,024,125
Applied Industrial Technologies Incorporated
Information Technology : 35.48%
Communications Equipment : 0.48%	26,968	1,076,832
Cisco Systems Incorporated
Electronic Equipment, Instruments & Components : 1.83%
CDW Corporation of Delaware	11,377	1,299,481
Jabil Circuit Incorporated	36,311	1,163,768
TE Connectivity Limited	4,920	407,720
Zebra Technologies Corporation Class A †	5,821	1,228,056
		4,099,025
IT Services : 9.79%
Euronet Worldwide Incorporated †	5,712	708,516
Fidelity National Information Services Incorporated	21,215	2,964,160
Global Payments Incorporated	8,952	1,646,899
MasterCard Incorporated Class A	22,788	6,614,217
PayPal Holdings Incorporated †	25,343	2,736,791
Square Incorporated Class A †	11,373	947,712
Visa Incorporated Class A	30,897	5,615,839
WEX Incorporated †	3,475	650,659
		21,884,793
Semiconductors & Semiconductor Equipment : 5.36%
Intel Corporation	23,198	1,287,953
Microchip Technology Incorporated	48,807	4,427,283
Monolithic Power Systems Incorporated	3,445	546,515
NVIDIA Corporation	3,365	908,786
NXP Semiconductors NV	13,875	1,577,449
Texas Instruments Incorporated	28,225	3,221,602
		11,969,588
Software : 15.83%
Adobe Incorporated †	7,330	2,529,730
Anaplan Incorporated †	14,580	655,225
Cloudflare Incorporated Class A †	15,707	334,559
Dynatrace Incorporated †	27,794	897,746
Fortinet Incorporated †	13,626	1,390,670
HubSpot Incorporated †	4,034	723,901
Intuit Incorporated	4,397	1,168,942
Microsoft Corporation	99,906	16,185,771
Oracle Corporation	21,467	1,061,758
Proofpoint Incorporated †	8,792	937,667
RealPage Incorporated †	3,540	226,914

4

Wells Fargo Diversified Large Cap Growth Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
			Shares	Value
Software (continued)
RingCentral Incorporated Class A †			3,930	$926,498
Salesforce.com Incorporated †			14,250	2,428,200
ServiceNow Incorporated †			6,390	2,083,715
Splunk Incorporated †			14,744	2,172,234
VMware Incorporated Class A †			13,670	1,647,508
				35,371,038
Technology Hardware, Storage & Peripherals : 2.19%			17,870	4,884,944
Apple Incorporated
Materials : 2.35%
Chemicals : 1.73%
Air Products & Chemicals Incorporated			4,263	936,197
Huntsman Corporation			44,419	841,296
Linde plc			10,902	2,082,391
				3,859,884
Metals & Mining : 0.62%			13,640	1,395,236
Reliance Steel & Aluminum Company
Real Estate : 2.61%
Equity REITs : 1.59%
American Tower Corporation			7,364	1,670,155
Prologis Incorporated			15,687	1,322,100
SBA Communications Corporation			2,080	551,387
				3,543,642
Real Estate Management & Development : 1.02%			40,576	2,277,937
CBRE Group Incorporated Class A †
Utilities : 0.43%
Independent Power & Renewable Electricity Producers : 0.43%			50,492	970,962
Vistra Energy Corporation
Total Common Stocks (Cost $160,610,746)				222,197,807
		Yield
Short-Term Investments : 0.46%
Investment Companies : 0.46%
Securities Lending Cash Investments LLC (l)(r)(u)		1.66%	65,100	65,107
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.52	960,794	960,794
Total Short-Term Investments (Cost $1,025,901)				1,025,901
Total investments in securities (Cost $161,636,647)	99.90%			223,223,708
Other assets and liabilities, net	0.10			223,162
	____			_________________
Total net assets	100.00%			$223,446,870
	_____			_________________

†Non-income-earning security

«All or a portion of this security is on loan.

(l)The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)The rate represents the 7-day annualized yield at period end. Abbreviations:

5

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo Diversified Large Cap Growth Portfolio
REIT	Real estate investment trust

6

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares,			Shares,	Value,	% of
	beginning
	of	Shares	Shares	end of	end	net
Short-Term Investments	period	purchased	sold	period	of period	assets

Investment Companies
Securities Lending Cash Investments LLC	7,813,999	67,785,920	(75,534,819)	65,100	$65,107
Wells Fargo Government Money Market Fund Select Class	2,887,213	42,293,790	(44,220,209)	960,794	960,794
					$1,025,901	0.46%

Wells Fargo Diversified Large Cap Growth Portfolio (the "Portfolio")

Notes to Portfolio of investments – February 29, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio's Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio's assets and liabilities as of February 29, 2020:

			Significant
		Other significant	unobservable
	Quoted prices	observable inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$21,689,586	$0	$0	$21,689,586

Consumer discretionary	32,344,211	0	0	32,344,211

Consumer staples	7,845,588	0	0	7,845,588

Energy	3,577,365	0	0	3,577,365

Financials	12,115,334	0	0	12,115,334

Health care	28,113,833	0	0	28,113,833

Industrials	25,178,009	0	0	25,178,009

Information technology	79,286,220	0	0	79,286,220

Materials	5,255,120	0	0	5,255,120

Real estate	5,821,579	0	0	5,821,579

Utilities	970,962	0	0	970,962

Short-term investments
Investment companies	1,025,901	0	0	1,025,901
Total assets	$223,223,708	$0	$0	$223,223,708

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended February 29, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Emerging Growth Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
	Shares	Value
Common Stocks : 99.45%
Communication Services : 1.10%
Media : 1.10%
Cardlytics Incorporated †	34,100	$2,707,199
Gray Television Incorporated †	299,415	5,664,932
		8,372,131
Consumer Discretionary : 12.90%
Auto Components : 1.17%	140,700	8,920,380
Fox Factory Holding Corporation †
Diversified Consumer Services : 1.15%	225,514	8,842,404
Chegg Incorporated †
Hotels, Restaurants & Leisure : 3.05%
Eldorado Resorts Incorporated †«	77,800	3,904,004
Lindblad Expeditions Holding †	423,600	5,040,840
Wingstop Incorporated	170,118	14,366,465
		23,311,309
Internet & Direct Marketing Retail : 0.56%	135,500	4,265,540
Fiverr International Limited †«
Leisure Products : 0.90%	229,018	6,927,795
Yeti Holdings Incorporated †«
Multiline Retail : 0.59%	88,360	4,494,873
Ollie's Bargain Outlet Holdings Incorporated †
Specialty Retail : 3.94%
America's Car-Mart Incorporated †	51,350	5,277,240
Boot Barn Holdings Incorporated †	344,400	10,562,748
Five Below Incorporated †	14,697	1,424,874
Lithia Motors Incorporated Class A	107,780	12,843,065
		30,107,927
Textiles, Apparel & Luxury Goods : 1.54%
Crocs Incorporated †	178,100	4,660,877
Deckers Outdoor Corporation †	40,800	7,091,040
		11,751,917
Consumer Staples : 5.49%
Beverages : 1.01%	20,800	7,712,432
Boston Beer Company Incorporated Class A †
Food & Staples Retailing : 1.66%
Grocery Outlet Holding Corporation †	146,537	4,637,896
The Chef's Warehouse Incorporated †	263,600	8,071,432
		12,709,328
Food Products : 1.93%	221,640	14,730,194
Freshpet Incorporated †
Personal Products : 0.89%	114,100	6,852,846
Inter Parfums Incorporated

1

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo Emerging Growth Portfolio
	Shares	Value
Energy : 0.30%
Energy Equipment & Services : 0.30%	83,899	$2,291,282
Cactus Incorporated Class A
Financials : 8.11%
Capital Markets : 1.43%
Assetmark Financial Holdings †	147,259	3,900,891
Stifel Financial Corporation	128,900	7,017,316
		10,918,207
Insurance : 4.85%
eHealth Incorporated †	77,900	9,141,565
Goosehead Insurance Incorporated Class A	81,963	4,445,673
Kinsale Capital Group Incorporated	193,477	23,501,651
		37,088,889
Thrifts & Mortgage Finance : 1.83%	50,832	14,020,482
LendingTree Incorporated †
Health Care : 23.77%
Biotechnology : 6.96%
Arcutis Biotherapeutics Incorporated †«	170,703	4,536,432
Biohaven Pharmaceutical Holding Company †	65,700	2,901,312
CareDx Incorporated †	117,126	2,730,207
Castle Biosciences Incorporated †	115,500	3,458,070
Fate Therapeutics Incorporated †	236,200	6,897,040
Halozyme Therapeutics Incorporated †	253,300	4,957,081
Invitae Corporation †«	272,900	5,561,702
Krystal Biotech Incorporated †	64,900	3,468,905
Natera Incorporated †	230,227	8,726,754
PTC Therapeutics Incorporated †	45,500	2,495,220
Vericel Corporation †	483,000	7,457,520
		53,190,243
Health Care Equipment & Supplies : 7.98%
Glaukos Corporation †	88,939	3,911,537
iRhythm Technologies Incorporated †	169,962	14,781,595
Orthopediatrics Corporation †	152,301	7,069,812
Shockwave Medical Incorporated †	214,408	8,606,337
SI-BONE Incorporated †	367,097	7,088,643
Silk Road Medical Incorporated †	79,633	3,173,375
Tactile Systems Technology Class I †	151,673	7,645,836
Tandem Diabetes Care Incorporated †	86,800	6,480,488
Vapotherm Incorporated †	257,419	2,229,249
		60,986,872
Health Care Providers & Services : 1.70%
Addus Homecare Corporation †	79,200	6,040,584
Amedisys Incorporated †	40,100	6,977,801
		13,018,385
Health Care Technology : 2.45%
Health Catalyst Incorporated †	102,770	3,122,153
Inspire Medical Systems Incorporated †	44,100	3,786,867
Phreesia Incorporated †	239,119	7,422,254
Teladoc Incorporated †	35,479	4,433,456
		18,764,730

2

Wells Fargo Emerging Growth Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
	Shares	Value
Life Sciences Tools & Services : 4.06%
Adaptive Biotechnologies Corporation †	90,235	$2,535,604
Codexis Incorporated †	1,038,549	12,099,096
Neogenomics Incorporated †	373,554	10,582,785
Repligen Corporation †	68,040	5,824,224
		31,041,709
Pharmaceuticals : 0.62%	74,400	4,716,216
MyoKardia Incorporated †
Industrials : 17.52%
Aerospace & Defense : 3.61%
Kratos Defense & Security Solutions Incorporated †	439,600	7,147,896
Mercury Computer Systems Incorporated †	278,145	20,432,532
		27,580,428
Airlines : 0.96%	162,030	7,356,162
SkyWest Incorporated
Commercial Services & Supplies : 3.57%	563,500	27,301,575
Casella Waste Systems Incorporated Class A †
Construction & Engineering : 2.25%	349,800	17,168,184
MasTec Incorporated †
Machinery : 2.50%	656,010	19,129,252
Rexnord Corporation
Professional Services : 2.93%	441,843	22,405,859
ASGN Incorporated †
Road & Rail : 0.67%	59,000	5,151,290
Saia Incorporated †
Trading Companies & Distributors : 1.03%	79,100	7,850,675
SiteOne Landscape Supply Incorporated †
Information Technology : 29.69%
Electronic Equipment, Instruments & Components : 2.15%	184,620	16,469,950
Novanta Incorporated †
IT Services : 3.18%
Endava plc Sponsored ADR †	203,782	10,810,635
EVO Payments Incorporated Class A †	298,757	7,552,577
Fastly Incorporated †«	130,000	2,574,000
LiveRamp Holdings Incorporated †	95,100	3,370,344
		24,307,556
Semiconductors & Semiconductor Equipment : 2.58%
Diodes Incorporated †	190,131	8,367,665
Semtech Corporation †	205,200	8,103,348
Silicon Laboratories Incorporated †	36,400	3,227,952
		19,698,965
Software : 21.78%
Bill.com Holdings Incorporated †	13,818	784,310
BlackLine Incorporated †	147,923	9,255,542
Envestnet Incorporated †	330,492	24,945,536
Everbridge Incorporated †	106,500	11,252,790
Five9 Incorporated †	290,693	21,229,310
Globant SA †	80,500	9,097,305

3

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo Emerging Growth Portfolio
	Shares	Value
Software (continued)
Mimecast Limited †	202,100	$8,001,139
New Relic Incorporated †	96,900	5,451,594
PROS Holdings Incorporated †	119,800	5,485,642
Q2 Holdings Incorporated †	275,043	20,729,991
Rapid7 Incorporated †	407,936	18,887,437
Sprout Social Incorporated Class A †«	226,056	4,442,000
SPS Commerce Incorporated †	247,996	13,044,590
Talend SA ADR †	375,918	13,878,893
		166,486,079
Materials : 0.57%
Chemicals : 0.50%	290,620	3,856,527
PQ Group Holdings Incorporated †
Metals & Mining : 0.07%	68,575	499,910
Mayville Engineering Company Incorporated †
Total Common Stocks (Cost $556,369,008)		760,298,503
		Yield
Short-Term Investments : 4.06%
Investment Companies : 4.06%
Securities Lending Cash Investments LLC (l)(r)(u)		1.66%	25,716,349	25,718,920
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.52	5,310,616	5,310,616
Total Short-Term Investments (Cost $31,028,470)				31,029,536
Total investments in securities (Cost $587,397,478)	103.51%			791,328,039
Other assets and liabilities, net	(3.51)			(26,841,205)
	____		_________________
Total net assets	100.00%			$764,486,834
	_____		_________________

†Non-income-earning security

«All or a portion of this security is on loan.

(l)The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

4

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares,			Shares,	Value,
	beginning of	Shares	Shares	end of	end	% of net
	period	purchased	sold	period	of period	assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	41,141,098	221,491,312	(236,916,061)	25,716,349	$25,718,920
Wells Fargo Government Money Market Fund Select Class	10,281,602	204,727,179	(209,698,165)	5,310,616	5,310,616
					$31,029,536	4.06%

Wells Fargo Emerging Growth Portfolio (the "Portfolio")

Notes to Portfolio of investments – February 29, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio's Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio's assets and liabilities as of February 29, 2020:

Other
	significant	Significant
	observable	unobservable
Quoted prices	inputs	inputs
(Level 1)	(Level 2)	(Level 3)	Total

Assets

Investments in :

Common stocks

Communication services Consumer discretionary Consumer staples Energy

Financials Health care Industrials Information technology Materials

Short-term investments

Investment companies

Total assets

$8,372,131	$0	$0	$8,372,131
98,622,145	0	0	98,622,145
42,004,800	0	0	42,004,800
2,291,282	0	0	2,291,282
62,027,578	0	0	62,027,578
181,718,155	0	0	181,718,155
133,943,425	0	0	133,943,425
226,962,550	0	0	226,962,550
4,356,437	0	0	4,356,437
31,029,536	0	0	31,029,536

$791,328,039	$0	$0	$791,328,039

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended February 29, 2020, the portfolio did not have any transfers into/out of Level 3.

Wells Fargo Index Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
	Shares	Value
Common Stocks : 98.64%
Communication Services : 10.56%
Diversified Telecommunication Services : 1.99%
AT&T Incorporated	318,140	$11,204,891
CenturyLink Incorporated	42,733	515,787
Verizon Communications Incorporated	180,118	9,755,191
		21,475,869
Entertainment : 1.89%
Activision Blizzard Incorporated	33,458	1,944,914
Electronic Arts Incorporated †	12,716	1,289,021
Live Nation Entertainment Incorporated †	6,137	372,945
Netflix Incorporated †	19,086	7,043,307
Take-Two Interactive Software Incorporated †	4,929	529,769
The Walt Disney Company	78,496	9,235,054
		20,415,010
Interactive Media & Services : 5.20%
Alphabet Incorporated Class A †	13,049	17,475,873
Alphabet Incorporated Class C †	13,017	17,434,059
Facebook Incorporated Class A †	104,804	20,171,626
Twitter Incorporated †	33,811	1,122,525
		56,204,083
Media : 1.37%
Charter Communications Incorporated Class A †	6,828	3,367,365
Comcast Corporation Class A	197,713	7,993,537
Discovery Communications Incorporated Class A †	6,887	176,996
Discovery Communications Incorporated Class C †	14,608	366,661
DISH Network Corporation Class A †	11,150	373,748
Fox Corporation Class A	15,439	474,595
Fox Corporation Class B	7,071	215,312
Interpublic Group of Companies Incorporated	16,886	360,685
News Corporation Class A	16,922	204,333
News Corporation Class B	5,303	65,969
Omnicom Group Incorporated	9,482	656,913
ViacomCBS Incorporated Class B	23,535	579,196
		14,835,310
Wireless Telecommunication Services : 0.11%	13,787	1,243,036
T-Mobile US Incorporated †
Consumer Discretionary : 9.76%
Auto Components : 0.11%
Aptiv plc	11,118	868,427
BorgWarner Incorporated	8,993	284,179
		1,152,606
Automobiles : 0.28%
Ford Motor Company	169,590	1,180,346
General Motors Company	54,758	1,670,119
Harley-Davidson Incorporated	6,720	204,758
		3,055,223
Distributors : 0.09%
Genuine Parts Company	6,328	552,055

1

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo Index Portfolio
	Shares	Value
Distributors (continued)
LKQ Corporation †	13,347	$394,804
		946,859
Diversified Consumer Services : 0.01%	8,503	175,757
H&R Block Incorporated
Hotels, Restaurants & Leisure : 1.76%
Carnival Corporation	17,445	583,710
Chipotle Mexican Grill Incorporated †	1,114	861,768
Darden Restaurants Incorporated	5,339	520,553
Hilton Worldwide Holdings Incorporated	12,288	1,194,394
Las Vegas Sands Corporation	14,717	858,148
Marriott International Incorporated Class A	11,818	1,465,432
McDonald's Corporation	32,798	6,368,388
MGM Resorts International	22,428	550,832
Norwegian Cruise Line Holdings Limited †	9,266	345,251
Royal Caribbean Cruises Limited	7,486	601,949
Starbucks Corporation	51,434	4,033,969
Wynn Resorts Limited	4,208	454,380
Yum! Brands Incorporated	13,173	1,175,690
		19,014,464
Household Durables : 0.39%
D.R. Horton Incorporated	14,604	777,955
Garmin Limited	6,292	556,150
Leggett & Platt Incorporated	5,731	227,291
Lennar Corporation Class A	12,189	735,484
Mohawk Industries Incorporated †	2,589	313,657
Newell Rubbermaid Incorporated	16,596	256,076
NVR Incorporated †	151	553,744
Pulte Group Incorporated	11,094	445,979
Whirlpool Corporation	2,752	351,871
		4,218,207
Internet & Direct Marketing Retail : 3.61%
Amazon.com Incorporated †	18,138	34,167,458
Booking Holdings Incorporated †	1,823	3,091,188
eBay Incorporated	33,304	1,153,651
Expedia Group Incorporated	6,086	600,201
		39,012,498
Leisure Products : 0.04%	5,542	428,120
Hasbro Incorporated
Multiline Retail : 0.50%
Dollar General Corporation	11,088	1,666,526
Dollar Tree Incorporated †	10,307	855,790
Kohl's Corporation	6,819	266,964
Macy's Incorporated	13,457	178,036
Nordstrom Incorporated	4,665	161,876
Target Corporation	22,069	2,273,107
		5,402,299
Specialty Retail : 2.30%
Advance Auto Parts Incorporated	3,016	401,068
AutoZone Incorporated †	1,038	1,071,745
Best Buy Company Incorporated	9,918	750,297
CarMax Incorporated †	7,161	625,227
L Brands Incorporated	10,114	219,069
Lowe's Companies Incorporated	33,381	3,557,413
O'Reilly Automotive Incorporated †	3,295	1,214,932
Ross Stores Incorporated	15,754	1,713,720

2

Wells Fargo Index Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
	Shares	Value
Specialty Retail (continued)
The Gap Incorporated	9,267	$132,796
The Home Depot Incorporated	47,507	10,348,925
The TJX Companies Incorporated	52,813	3,158,217
Tiffany & Company	4,701	628,007
Tractor Supply Company	5,156	456,358
Ulta Beauty Incorporated †	2,489	639,897
		24,917,671
Textiles, Apparel & Luxury Goods : 0.67%
Capri Holdings Limited †	6,604	170,515
HanesBrands Incorporated	15,752	208,556
Nike Incorporated Class B	54,266	4,850,295
PVH Corporation	3,229	239,301
Ralph Lauren Corporation	2,166	228,535
Tapestry Incorporated	12,017	281,799
Under Armour Incorporated Class A †	8,196	116,301
Under Armour Incorporated Class C †	8,474	105,756
VF Corporation	14,262	1,026,864
		7,227,922
Consumer Staples : 7.14%
Beverages : 1.87%
Brown-Forman Corporation Class B	7,935	487,288
Constellation Brands Incorporated Class A	7,295	1,257,512
Molson Coors Brewing Company Class B	8,181	405,859
Monster Beverage Corporation †	16,626	1,037,629
PepsiCo Incorporated	60,729	8,018,050
The Coca-Cola Company	167,935	8,982,843
		20,189,181
Food & Staples Retailing : 1.48%
Costco Wholesale Corporation	19,240	5,409,134
Sysco Corporation	22,221	1,481,030
The Kroger Company	34,928	982,525
Walgreens Boots Alliance Incorporated	32,652	1,494,156
Walmart Incorporated	61,781	6,652,578
		16,019,423
Food Products : 1.10%
Archer Daniels Midland Company	24,244	912,787
Campbell Soup Company	7,357	331,948
ConAgra Foods Incorporated	21,194	565,668
General Mills Incorporated	26,322	1,289,778
Hormel Foods Corporation	12,110	503,776
Kellogg Company	10,844	655,737
Lamb Weston Holdings Incorporated	6,361	552,707
McCormick & Company Incorporated	5,382	786,795
Mondelez International Incorporated Class A	62,706	3,310,877
The Hershey Company	6,459	930,031
The J.M. Smucker Company	4,967	511,551
The Kraft Heinz Company	27,123	671,837
Tyson Foods Incorporated Class A	12,856	872,022
		11,895,514
Household Products : 1.70%
Church & Dwight Company Incorporated	10,688	743,030
Colgate-Palmolive Company	37,325	2,522,050
Kimberly-Clark Corporation	14,930	1,958,667
The Clorox Company	5,466	871,390

3

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo Index Portfolio
	Shares	Value
Household Products (continued)
The Procter & Gamble Company	108,608	$12,297,684
		18,392,821
Personal Products : 0.17%
Coty Incorporated Class A	12,873	118,818
The Estee Lauder Companies Incorporated Class A	9,692	1,779,451
		1,898,269
Tobacco : 0.82%
Altria Group Incorporated	81,359	3,284,463
Philip Morris International Incorporated	67,760	5,547,511
		8,831,974
Energy : 3.53%
Energy Equipment & Services : 0.33%
Baker Hughes Incorporated	28,302	455,379
Halliburton Company	38,229	648,364
Helmerich & Payne Incorporated	4,723	174,231
National Oilwell Varco Incorporated	16,803	314,384
Schlumberger Limited	60,292	1,633,310
TechnipFMC plc	18,302	271,602
		3,497,270
Oil, Gas & Consumable Fuels : 3.20%
Apache Corporation	16,377	408,115
Cabot Oil & Gas Corporation	17,766	247,480
Chevron Corporation	82,349	7,686,456
Cimarex Energy Company	4,434	146,544
Concho Resources Incorporated	8,755	595,515
ConocoPhillips	47,787	2,313,847
Devon Energy Corporation	16,854	273,709
Diamondback Energy Incorporated	7,018	435,116
EOG Resources Incorporated	25,336	1,602,755
Exxon Mobil Corporation	184,269	9,478,797
Hess Corporation	11,280	633,710
HollyFrontier Corporation	6,466	217,775
Kinder Morgan Incorporated	84,832	1,626,229
Marathon Oil Corporation	34,838	288,459
Marathon Petroleum Corporation	28,279	1,340,990
Noble Energy Incorporated	20,830	329,739
Occidental Petroleum Corporation	38,905	1,273,750
ONEOK Incorporated	17,990	1,200,293
Phillips 66	19,352	1,448,691
Pioneer Natural Resources Company	7,214	885,735
The Williams Companies Incorporated	52,786	1,005,573
Valero Energy Corporation	17,884	1,184,815
		34,624,093
Financials : 12.03%
Banks : 4.89%
Bank of America Corporation	352,571	10,048,274
Citigroup Incorporated	95,080	6,033,777
Citizens Financial Group Incorporated	18,932	599,955
Comerica Incorporated	6,278	330,474
Fifth Third Bancorp	30,907	754,131
First Republic Bank	7,339	738,083
Huntington Bancshares Incorporated	44,978	551,880
JPMorgan Chase & Company	136,597	15,860,278
KeyCorp	42,896	701,350
M&T Bank Corporation	5,747	806,764

4

Wells Fargo Index Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
	Shares	Value
Banks (continued)
People's United Financial Incorporated	19,342	$270,595
PNC Financial Services Group Incorporated	19,083	2,412,091
Regions Financial Corporation	42,011	567,989
SVB Financial Group †	2,246	467,527
Truist Financial Corporation	58,405	2,694,807
US Bancorp	61,899	2,874,590
Wells Fargo & Company (l)	167,616	6,847,114
Zions Bancorporation	7,424	296,589
		52,856,268
Capital Markets : 2.67%
Ameriprise Financial Incorporated	5,518	779,693
Bank of New York Mellon Corporation	36,548	1,458,265
BlackRock Incorporated	5,136	2,378,019
Cboe Holdings Incorporated	4,828	550,392
CME Group Incorporated	15,607	3,102,984
E*TRADE Financial Corporation	9,839	450,429
Franklin Resources Incorporated	12,147	264,319
Intercontinental Exchange Incorporated	24,251	2,163,674
Invesco Limited	16,209	233,410
MarketAxess Holdings Incorporated	1,652	535,793
Moody's Corporation	7,071	1,697,252
Morgan Stanley	53,574	2,412,437
MSCI Incorporated	3,689	1,089,878
Northern Trust Corporation	9,228	809,849
Raymond James Financial Incorporated	5,377	449,679
S&P Global Incorporated	10,644	2,830,346
State Street Corporation	15,836	1,078,590
T. Rowe Price Group Incorporated	10,177	1,200,988
The Charles Schwab Corporation	49,791	2,028,983
The Goldman Sachs Group Incorporated	13,879	2,786,487
The NASDAQ OMX Group Incorporated	4,997	512,442
		28,813,909
Consumer Finance : 0.61%
American Express Company	29,222	3,212,374
Capital One Financial Corporation	20,283	1,790,178
Discover Financial Services	13,652	895,298
Synchrony Financial	24,580	715,278
		6,613,128
Diversified Financial Services : 1.63%	85,187	17,577,486
Berkshire Hathaway Incorporated Class B †
Insurance : 2.23%
AFLAC Incorporated	31,967	1,369,786
American International Group Incorporated	37,887	1,597,316
Aon plc	10,197	2,120,976
Arthur J. Gallagher & Company	8,123	791,911
Assurant Incorporated	2,641	318,478
Chubb Limited	19,737	2,862,457
Cincinnati Financial Corporation	6,617	616,969
Everest Reinsurance Group Limited	1,776	440,235
Globe Life Incorporated	4,339	402,052
Lincoln National Corporation	8,638	392,079
Loews Corporation	11,140	508,318
Marsh & McLennan Companies Incorporated	21,979	2,298,124
MetLife Incorporated	34,043	1,454,317
Principal Financial Group Incorporated	11,246	499,210
Prudential Financial Incorporated	17,508	1,320,979
The Allstate Corporation	14,109	1,484,972
The Hartford Financial Services Group Incorporated	15,697	784,065
The Progressive Corporation	25,461	1,862,727
The Travelers Companies Incorporated	11,241	1,346,784

5

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo Index Portfolio
	Shares	Value
Insurance (continued)
Unum Group	8,983	$209,394
W.R. Berkley Corporation	6,319	424,258
Willis Towers Watson plc	5,599	1,059,611
		24,165,018
Health Care : 13.84%
Biotechnology : 2.08%
AbbVie Incorporated	64,404	5,520,067
Alexion Pharmaceuticals Incorporated †	9,637	906,167
Amgen Incorporated	25,877	5,168,413
Biogen Idec Incorporated †	7,858	2,423,329
Gilead Sciences Incorporated	55,098	3,821,597
Incyte Corporation †	7,786	587,142
Regeneron Pharmaceuticals Incorporated †	3,479	1,546,659
Vertex Pharmaceuticals Incorporated †	11,199	2,508,912
		22,482,286
Health Care Equipment & Supplies : 3.48%
Abbott Laboratories	76,972	5,929,153
ABIOMED Incorporated †	1,967	295,561
Align Technology Incorporated †	3,123	681,907
Baxter International Incorporated	22,235	1,855,955
Becton Dickinson & Company	11,779	2,801,282
Boston Scientific Corporation †	60,702	2,269,648
Danaher Corporation	27,841	4,025,252
Dentsply Sirona Incorporated	9,686	476,939
Edwards Lifesciences Corporation †	9,083	1,860,562
Hologic Incorporated †	11,678	550,267
IDEXX Laboratories Incorporated †	3,736	950,849
Intuitive Surgical Incorporated †	5,033	2,687,421
Medtronic plc	58,375	5,876,611
ResMed Incorporated	6,262	995,408
Steris plc	3,692	585,625
Stryker Corporation	14,023	2,672,644
Teleflex Incorporated	2,016	675,400
The Cooper Companies Incorporated	2,159	700,747
Varian Medical Systems Incorporated †	3,959	486,838
Zimmer Biomet Holdings Incorporated	8,958	1,219,632
		37,597,701
Health Care Providers & Services : 2.70%
AmerisourceBergen Corporation	6,547	552,043
Anthem Incorporated	11,043	2,839,045
Cardinal Health Incorporated	12,738	663,905
Centene Corporation †	25,426	1,348,087
Cigna Corporation	16,263	2,975,153
CVS Health Corporation	56,658	3,353,020
DaVita HealthCare Partners Incorporated †	3,906	303,184
HCA Healthcare Incorporated	11,522	1,463,409
Henry Schein Incorporated	6,391	389,468
Humana Incorporated	5,767	1,843,595
Laboratory Corporation of America Holdings †	4,229	742,993
McKesson Corporation	7,847	1,097,481
Quest Diagnostics Incorporated	5,866	622,148
UnitedHealth Group Incorporated	41,261	10,519,905
Universal Health Services Incorporated Class B	3,498	432,843
		29,146,279
Health Care Technology : 0.09%	13,679	947,544
Cerner Corporation
Life Sciences Tools & Services : 0.98%
Agilent Technologies Incorporated	13,478	1,038,749

6

Wells Fargo Index Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
	Shares	Value
Life Sciences Tools & Services (continued)
Illumina Incorporated †	6,402	$1,700,819
IQVIA Holdings Incorporated †	7,859	1,096,252
Mettler-Toledo International Incorporated †	1,061	744,504
PerkinElmer Incorporated	4,839	418,283
Thermo Fisher Scientific Incorporated	17,464	5,078,531
Waters Corporation †	2,806	546,861
		10,623,999
Pharmaceuticals : 4.51%
Allergan plc	14,297	2,726,009
Bristol-Myers Squibb Company	102,092	6,029,554
Eli Lilly & Company	36,797	4,641,206
Johnson & Johnson	114,621	15,414,232
Merck & Company Incorporated	110,880	8,488,973
Mylan NV †	22,478	386,397
Perrigo Company plc	5,928	300,490
Pfizer Incorporated	241,017	8,054,788
Zoetis Incorporated	20,743	2,763,590
		48,805,239
Industrials : 8.78%
Aerospace & Defense : 2.37%
Arconic Incorporated	16,870	495,135
General Dynamics Corporation	10,206	1,629,796
Huntington Ingalls Industries Incorporated	1,781	366,049
L3Harris Technologies	9,628	1,903,744
Lockheed Martin Corporation	10,810	3,998,295
Northrop Grumman Corporation	6,826	2,244,662
Raytheon Company	12,128	2,286,856
Textron Incorporated	9,941	403,605
The Boeing Company	23,285	6,405,936
TransDigm Group Incorporated	2,169	1,209,890
United Technologies Corporation	35,333	4,614,136
		25,558,104
Air Freight & Logistics : 0.48%
C.H. Robinson Worldwide Incorporated	5,890	405,821
Expeditors International of Washington Incorporated	7,417	522,305
FedEx Corporation	10,454	1,475,791
United Parcel Service Incorporated Class B	30,519	2,761,664
		5,165,581
Airlines : 0.31%
Alaska Air Group Incorporated	5,364	270,667
American Airlines Group Incorporated	16,979	323,450
Delta Air Lines Incorporated	25,068	1,156,387
Southwest Airlines Company	20,628	952,807
United Airlines Holdings Incorporated †	9,477	583,688
		3,286,999
Building Products : 0.26%
A.O. Smith Corporation	5,969	236,074
Allegion plc	4,047	465,365
Fortune Brands Home & Security Incorporated	6,060	374,205
Johnson Controls International plc	33,596	1,228,606
Masco Corporation	12,373	511,252
		2,815,502

7

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo Index Portfolio
	Shares	Value
Commercial Services & Supplies : 0.43%
Cintas Corporation	3,651	$973,868
Copart Incorporated †	8,909	752,632
Republic Services Incorporated	9,173	827,955
Rollins Incorporated	6,132	229,582
Waste Management Incorporated	16,998	1,883,548
		4,667,585
Construction & Engineering : 0.07%
Jacobs Engineering Group Incorporated	5,901	544,898
Quanta Services Incorporated	6,197	236,292
		781,190
Electrical Equipment : 0.47%
AMETEK Incorporated	9,955	856,130
Eaton Corporation plc	18,004	1,633,323
Emerson Electric Company	26,529	1,700,774
Rockwell Automation Incorporated	5,032	923,372
		5,113,599
Industrial Conglomerates : 1.34%
3M Company	25,044	3,737,567
General Electric Company	380,355	4,138,262
Honeywell International Incorporated	31,119	5,046,568
Roper Technologies Incorporated	4,532	1,593,904
		14,516,301
Machinery : 1.54%
Caterpillar Incorporated	24,069	2,990,333
Cummins Incorporated	6,672	1,009,407
Deere & Company	13,713	2,145,810
Dover Corporation	6,326	649,933
Flowserve Corporation	5,699	229,043
Fortive Corporation	12,870	890,089
IDEX Corporation	3,312	490,176
Illinois Tool Works Incorporated	12,738	2,137,182
PACCAR Incorporated	15,063	1,007,715
Parker-Hannifin Corporation	5,595	1,033,788
Pentair plc	7,321	288,374
Snap-on Incorporated	2,389	345,808
Stanley Black & Decker Incorporated	6,620	951,294
Trane Technologies plc	10,435	1,346,532
Wabtec Corporation	7,931	544,860
Xylem Incorporated	7,843	606,578
		16,666,922
Professional Services : 0.34%
Equifax Incorporated	5,273	748,977
IHS Markit Limited	17,463	1,244,064
Nielsen Holdings plc	15,496	282,182
Robert Half International Incorporated	5,120	258,099
Verisk Analytics Incorporated	7,137	1,107,020
		3,640,342
Road & Rail : 1.00%
CSX Corporation	33,867	2,385,930
J.B. Hunt Transport Services Incorporated	3,713	358,082
Kansas City Southern	4,317	650,486
Norfolk Southern Corporation	11,356	2,070,767
Old Dominion Freight Line Incorporated	2,781	538,958

8

Wells Fargo Index Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
	Shares	Value
Road & Rail (continued)
Union Pacific Corporation	30,233	$4,831,536
		10,835,759
Trading Companies & Distributors : 0.17%
Fastenal Company	24,978	854,747
United Rentals Incorporated †	3,273	433,607
W.W. Grainger Incorporated	1,900	527,326
		1,815,680
Information Technology : 24.09%
Communications Equipment : 0.90%
Arista Networks Incorporated †	2,362	456,149
Cisco Systems Incorporated	184,755	7,377,267
F5 Networks Incorporated †	2,648	317,628
Juniper Networks Incorporated	14,577	309,324
Motorola Solutions Incorporated	7,462	1,236,304
		9,696,672
Electronic Equipment, Instruments & Components : 0.52%
Amphenol Corporation Class A	12,913	1,183,864
CDW Corporation of Delaware	6,257	714,675
Corning Incorporated	33,496	799,215
FLIR Systems Incorporated	5,842	248,110
IPG Photonics Corporation †	1,549	197,714
Keysight Technologies Incorporated †	8,169	774,094
TE Connectivity Limited	14,567	1,207,167
Zebra Technologies Corporation Class A †	2,348	495,358
		5,620,197
IT Services : 5.55%
Accenture plc Class A	27,658	4,994,758
Akamai Technologies Incorporated †	7,038	608,857
Alliance Data Systems Corporation	1,785	153,296
Automatic Data Processing Incorporated	18,844	2,915,921
Broadridge Financial Solutions Incorporated	4,993	521,069
Cognizant Technology Solutions Corporation Class A	23,847	1,452,998
DXC Technology Company	11,149	268,802
Fidelity National Information Services Incorporated	26,766	3,739,746
Fiserv Incorporated †	24,872	2,720,002
FleetCor Technologies Incorporated †	3,779	1,004,420
Gartner Incorporated †	3,896	504,103
Global Payments Incorporated	13,089	2,407,983
International Business Machines Corporation	38,570	5,019,886
Jack Henry & Associates Incorporated	3,351	508,481
Leidos Holdings Incorporated	5,795	594,857
MasterCard Incorporated Class A	38,662	11,221,646
Paychex Incorporated	13,874	1,074,958
PayPal Holdings Incorporated †	51,137	5,522,285
VeriSign Incorporated †	4,500	853,875
Visa Incorporated Class A	74,552	13,550,572
Western Union Company	18,259	408,819
		60,047,334
Semiconductors & Semiconductor Equipment : 4.31%
Advanced Micro Devices Incorporated †	50,940	2,316,751
Analog Devices Incorporated	16,040	1,749,162
Applied Materials Incorporated	40,230	2,338,168
Broadcom Incorporated	17,275	4,709,511
Intel Corporation	189,447	10,518,097
KLA-Tencor Corporation	6,872	1,056,295

9

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo Index Portfolio
	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corporation	6,318	$1,853,891
Maxim Integrated Products Incorporated	11,785	655,482
Microchip Technology Incorporated	10,408	944,110
Micron Technology Incorporated †	48,213	2,534,075
NVIDIA Corporation	26,653	7,198,176
Qorvo Incorporated †	5,059	508,834
QUALCOMM Incorporated	49,729	3,893,781
Skyworks Solutions Incorporated	7,420	743,336
Texas Instruments Incorporated	40,710	4,646,639
Xilinx Incorporated	10,952	914,382
		46,580,690
Software : 7.84%
Adobe Incorporated †	21,082	7,275,820
ANSYS Incorporated †	3,727	902,642
Autodesk Incorporated †	9,583	1,829,203
Cadence Design Systems Incorporated †	12,220	808,231
Citrix Systems Incorporated	5,009	517,881
Fortinet Incorporated †	6,182	630,935
Intuit Incorporated	11,337	3,013,941
Microsoft Corporation	332,242	53,826,526
NortonLifeLock Incorporated	24,972	475,217
Oracle Corporation	94,352	4,666,650
Paycom Software Incorporated †	2,136	603,740
Salesforce.com Incorporated †	38,630	6,582,552
ServiceNow Incorporated †	8,214	2,678,503
Synopsys Incorporated †	6,547	903,028
		84,714,869
Technology Hardware, Storage & Peripherals : 4.97%
Apple Incorporated	181,898	49,723,637
Hewlett Packard Enterprise Company	56,355	720,780
HP Incorporated	64,539	1,341,766
NetApp Incorporated	9,939	464,350
Seagate Technology plc	10,068	482,761
Western Digital Corporation	12,952	719,613
Xerox Holdings Corporation	8,097	260,723
		53,713,630
Materials : 2.45%
Chemicals : 1.74%
Air Products & Chemicals Incorporated	9,600	2,108,256
Albemarle Corporation	4,618	377,983
Celanese Corporation Series A	5,264	493,447
CF Industries Holdings Incorporated	9,469	349,027
Corteva Incorporated	32,594	886,557
Dow Incorporated	32,293	1,304,960
DuPont de Nemours Incorporated	32,263	1,384,083
Eastman Chemical Company	5,922	364,262
Ecolab Incorporated	10,921	1,970,694
FMC Corporation	5,645	525,550
International Flavors & Fragrances Incorporated «	4,650	556,977
Linde plc	23,395	4,468,679
LyondellBasell Industries NV Class A	11,181	798,994
PPG Industries Incorporated	10,298	1,075,626
The Mosaic Company	15,227	259,316
The Sherwin-Williams Company	3,578	1,848,932
		18,773,343
Construction Materials : 0.12%
Martin Marietta Materials Incorporated	2,722	619,337

10

Wells Fargo Index Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
	Shares	Value
Construction Materials (continued)
Vulcan Materials Company	5,764	$693,179
		1,312,516
Containers & Packaging : 0.34%
Amcor plc	70,559	657,610
Avery Dennison Corporation	3,637	416,400
Ball Corporation	14,247	1,003,844
International Paper Company	17,077	631,166
Packaging Corporation of America	4,122	373,536
Sealed Air Corporation	6,729	203,956
WestRock Company	11,232	373,464
		3,659,976
Metals & Mining : 0.25%
Freeport-McMoRan Incorporated	63,189	629,362
Newmont Goldcorp Corporation	35,705	1,593,514
Nucor Corporation	13,205	546,027
		2,768,903
Real Estate : 3.03%
Equity REITs : 2.95%
Alexandria Real Estate Equities Incorporated	5,339	810,887
American Tower Corporation	19,290	4,374,972
Apartment Investment & Management Company Class A	6,484	310,195
AvalonBay Communities Incorporated	6,082	1,219,988
Boston Properties Incorporated	6,263	807,551
Crown Castle International Corporation	18,107	2,594,552
Digital Realty Trust Incorporated	9,090	1,091,800
Duke Realty Corporation	16,008	519,780
Equinix Incorporated	3,714	2,127,379
Equity Residential Company Limited	15,202	1,141,670
Essex Property Trust Incorporated	2,878	815,510
Extra Space Storage Incorporated	5,640	566,030
Federal Realty Investment Trust	3,059	355,884
Healthpeak Properties Incorporated	21,556	682,032
Host Hotels & Resorts Incorporated	31,234	452,268
Iron Mountain Incorporated	12,505	380,277
Kimco Realty Corporation	18,389	319,049
Mid-America Apartment Communities Incorporated	4,968	642,164
Prologis Incorporated	32,151	2,709,686
Public Storage Incorporated	6,542	1,368,063
Realty Income Corporation	14,194	1,027,504
Regency Centers Corporation	7,298	419,197
SBA Communications Corporation	4,904	1,300,001
Simon Property Group Incorporated	13,364	1,644,841
SL Green Realty Corporation	3,550	278,462
UDR Incorporated	12,763	574,080
Ventas Incorporated	16,233	872,848
Vornado Realty Trust	6,899	369,648
Welltower Incorporated	17,671	1,322,144
Weyerhaeuser Company	32,452	843,103
		31,941,565
Real Estate Management & Development : 0.08%	14,579	818,465
CBRE Group Incorporated Class A †
Utilities : 3.43%
Electric Utilities : 2.14%
Alliant Energy Corporation	10,468	545,592
American Electric Power Company Incorporated	21,512	1,920,161
Duke Energy Corporation	31,750	2,911,475

11

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo Index Portfolio
			Shares	Value
Electric Utilities (continued)
Edison International			15,617	$1,049,306
Entergy Corporation			8,671	1,013,727
Evergy Incorporated			9,925	648,599
Eversource Energy			14,100	1,219,086
Exelon Corporation			42,336	1,825,105
FirstEnergy Corporation			23,531	1,047,835
NextEra Energy Incorporated			21,287	5,380,502
Pinnacle West Capital Corporation			4,896	438,143
PPL Corporation			33,439	1,003,504
The Southern Company			45,673	2,756,822
Xcel Energy Incorporated			22,838	1,423,264
				23,183,121
Gas Utilities : 0.05%			5,198	536,694
Atmos Energy Corporation
Independent Power & Renewable Electricity Producers : 0.08%
AES Corporation			28,913	483,714
NRG Energy Incorporated			10,957	363,882
				847,596
Multi-Utilities : 1.07%
Ameren Corporation			10,715	846,485
CenterPoint Energy Incorporated			21,873	503,516
CMS Energy Corporation			12,362	746,912
Consolidated Edison Incorporated			14,478	1,141,156
Dominion Energy Incorporated			35,847	2,802,514
DTE Energy Company			8,366	934,231
NiSource Incorporated			16,268	439,561
Public Service Enterprise Group Incorporated			22,025	1,130,103
Sempra Energy			12,277	1,716,079
WEC Energy Group Incorporated			13,738	1,268,430
				11,528,987
Water Utilities : 0.09%			7,873	973,575
American Water Works Company Incorporated
Total Common Stocks (Cost $330,400,153)				1,066,284,033
		Yield
Short-Term Investments : 1.14%
Investment Companies : 0.93%
Securities Lending Cash Investments LLC (l)(r)(u)		1.66%	548,784	548,839
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.52	9,501,554	9,501,554
				10,050,393
		Maturity date	Principal
U.S. Treasury Securities : 0.21%
U.S. Treasury Bill #(z)	1.26	3-12-2020	$ 2,268,000	2,267,049
Total Short-Term Investments (Cost $12,317,442)				12,317,442
Total investments in securities (Cost $342,717,595)	99.78%			1,078,601,475
Other assets and liabilities, net	0.22			2,399,992
	____			_________________
Total net assets	100.00%			$1,081,001,467
	_____			_________________

†Non-income-earning security

«All or a portion of this security is on loan.

(l)The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

12

Wells Fargo Index Portfolio	Portfolio of investments — February 29, 2020 (unaudited)

(r)The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)The rate represents the 7-day annualized yield at period end.

#All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
REIT	Real estate investment trust

13

Futures Contracts
	Number of	Expiration	Notional	Notional	Unrealized	Unrealized
Description	contracts	date	cost	value	gains	losses
Long
S&P 500 Index	17	3-19-2020	$13,849,135	$12,542,175	$0	$(1,306,960)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

Common Stocks

Financials

Banks

Wells Fargo & Company

Short-Term Investments

Investment Companies

Securities Lending Cash Investments LLC

Wells Fargo Government Money Market Fund Select Class

Shares,			Shares,	Value,
beginning of	Shares	Shares	end of	end	% of net
period	purchased	sold	period	of period	assets
208,199	0	(40,583)	167,616	$6,847,114	0.63%
3,129,501	24,646,501	(27,227,218)	548,784	548,839
24,217,403	205,193,307	(219,909,156)	9,501,554	9,501,554
				10,050,393	0.93
				$16,897,507	1.56%

Wells Fargo Index Portfolio (the "Portfolio")

Notes to Portfolio of investments – February 29, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio's Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange's clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio's payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio's assets and liabilities as of February 29, 2020:

		Other significant	Significant
	Quoted prices	observable inputs	unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Investments in :
Common stocks	$114,173,308	$0	$0	$114,173,308
Communication services
	105,551,626	0	0	105,551,626
Consumer discretionary
	77,227,182	0	0	77,227,182
Consumer staples
	38,121,363	0	0	38,121,363
Energy
	130,025,809	0	0	130,025,809
Financials
	149,603,048	0	0	149,603,048
Health care
	94,863,564	0	0	94,863,564
Industrials
	260,373,392	0	0	260,373,392
Information technology
	26,514,738	0	0	26,514,738
Materials
	32,760,030	0	0	32,760,030
Real estate
	37,069,973	0	0	37,069,973
Utilities

Short-term investments
Investment companies	12,317,442	0	0	12,317,442
Total assets	$1,078,601,475	$0	$0	$1,078,601,475
Liabilities
Futures contracts	$1,306,960	$0	$0	$1,306,960
Total liabilities	$1,306,960	$0	$0	$1,306,960

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

For the nine months ended February 29, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo International Growth Portfolio	Portfolio of investments —- February 29, 2020 (unaudited)
	Shares	Value
Common Stocks : 91.00%
Brazil : 1.08%
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)	162,232	$1,963,006
Canada : 1.03%
TMX Group Limited (Financials, Capital Markets)	22,500	1,872,583
China : 1.83%
Alibaba Group Holding Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	16,067	3,341,936
Denmark : 3.32%
DSV AS (Industrials, Air Freight & Logistics)	2,104	211,912
Genmab AS (Health Care, Biotechnology) †	19,299	4,364,148
Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	25,003	1,464,899
		6,040,959
France : 9.21%
Air Liquide SA (Materials, Chemicals)	57,577	7,842,745
Amundi SA (Financials, Capital Markets) 144A	20,561	1,477,441
BNP Paribas SA (Financials, Banks)	10,113	490,888
Eiffage SA (Industrials, Construction & Engineering)	19,992	2,138,540
Safran SA (Industrials, Aerospace & Defense)	9,448	1,307,871
Schneider Electric SE (Industrials, Electrical Equipment)	12,894	1,310,023
Vinci SA (Industrials, Construction & Engineering)	21,961	2,219,109
		16,786,617
Germany : 16.60%
adidas AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	678	190,890
Allianz AG (Financials, Insurance)	21,793	4,747,602
Deutsche Boerse AG (Financials, Capital Markets)	72,054	11,337,962
Deutsche Post AG (Industrials, Air Freight & Logistics)	137,291	4,132,174
Deutsche Telekom AG (Communication Services, Diversified Telecommunication Services)	62,003	1,015,701
SAP SE (Information Technology, Software)	15,436	1,927,068
Symrise AG (Materials, Chemicals)	18,509	1,813,733
Wirecard AG (Information Technology, IT Services) «	39,366	5,070,791
		30,235,921
Hong Kong : 4.61%
AIA Group Limited (Financials, Insurance)	720,200	7,218,163
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	565,600	1,174,684
		8,392,847
India : 2.04%
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	122,729	3,723,875
Ireland : 10.67%
Linde plc (Materials, Chemicals)	56,229	10,836,727
Medtronic plc (Health Care, Health Care Equipment & Supplies)	47,291	4,760,785
Willis Towers Watson plc (Financials, Insurance)	20,310	3,843,668
		19,441,180
Israel : 0.99%
Nice Systems Limited ADR (Information Technology, Software) †	11,023	1,805,898
Italy : 3.35%
Assicurazioni Generali SpA (Financials, Insurance)	126,641	2,286,040

1

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo International Growth Portfolio
		Shares	Value
Italy (continued)
Intesa Sanpaolo SpA (Financials, Banks)		940,087	$2,285,460
UniCredit SpA (Financials, Banks)		118,442	1,523,075
			6,094,575
Japan : 5.31%
Daikin Industries Limited (Industrials, Building Products)		7,600	1,023,903
Nippon Shinyaku Company Limited (Health Care, Pharmaceuticals)		47,700	3,573,631
Recruit Holdings Company Limited (Industrials, Professional Services)		24,198	846,271
Sony Corporation (Consumer Discretionary, Household Durables)		25,700	1,584,350
Taiyo Nippon Sanso Corporation (Materials, Chemicals)		148,400	2,647,400
			9,675,555
Netherlands : 6.65%
Adyen NV (Information Technology, IT Services) †144A		1,247	1,097,541
Airbus SE (Industrials, Aerospace & Defense)		52,307	6,313,378
ING Groep NV (Financials, Banks)		233,098	2,232,107
Koninklijke DSM NV (Materials, Chemicals) «		21,997	2,481,092
			12,124,118
Switzerland : 9.91%
Idorsia Limited (Health Care, Biotechnology) †		43,508	1,168,520
Lonza Group AG (Health Care, Life Sciences Tools & Services)		8,192	3,268,916
Nestle SA (Consumer Staples, Food Products)		68,694	7,069,007
Roche Holding AG (Health Care, Pharmaceuticals)		9,450	3,038,493
Temenos AG (Information Technology, Software)		1,982	283,381
UBS Group AG (Financials, Capital Markets)		292,728	3,223,708
			18,052,025
United Kingdom : 8.38%
Amarin Corporation plc ADR (Health Care, Biotechnology) †«		124,027	1,819,476
Aon plc (Financials, Insurance)		30,766	6,399,328
AVEVA Group plc (Information Technology, Software)		37,056	2,107,991
Diageo plc (Consumer Staples, Beverages)		78,036	2,784,291
RELX plc (Industrials, Professional Services)		88,932	2,151,694
			15,262,780
United States : 6.02%
Alphabet Incorporated Class A (Communication Services, Interactive Media & Services) †		1,710	2,290,118
Alphabet Incorporated Class C (Communication Services, Interactive Media & Services) †		1,688	2,260,789
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail) †		2,366	4,456,953
Intercontinental Exchange Incorporated (Financials, Capital Markets)		21,926	1,956,238
			10,964,098
Total Common Stocks (Cost $143,434,039)			165,777,973
	Expiration date
Participation Notes : 2.08%
Ireland : 2.08%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)†(a)	10-29-2020	280,415	3,791,819
Total Participation Notes (Cost $3,711,312)			3,791,819

2

Wells Fargo International Growth Portfolio	Portfolio of investments —- February 29, 2020 (unaudited)
		Dividend yield	Shares	Value
Preferred Stocks : 1.90%
Brazil : 1.90%
Petroleo Brasileiro SA (Energy, Oil, Gas & Consumable Fuels)		3.75%	610,791	$3,461,044
Total Preferred Stocks (Cost $2,627,727)				3,461,044
	Yield
Short-Term Investments : 7.91%
Investment Companies : 7.91%
Securities Lending Cash Investments LLC (l)(r)(u)		1.66	5,135,878	5,136,391
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.52	9,283,852	9,283,852
Total Short-Term Investments (Cost $14,420,243)				14,420,243
Total investments in securities (Cost $164,193,321)	102.89%			187,451,079
Other assets and liabilities, net	(2.89)			(5,273,804)
	____			_________________
Total net assets	100.00%			$182,177,275
	_____			_________________

†Non-income-earning security

144A The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

«All or a portion of this security is on loan.

(a)The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt

3

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares,			Shares,	Value,
	beginning of	Shares	Shares	end of	end	% of net
	period	purchased	sold	period	of period	assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	6,040,572	28,338,496	(29,243,190)	5,135,878	$5,136,391
Wells Fargo Government Money Market Fund Select Class	11,990,365	44,537,036	(47,243,549)	9,283,852	9,283,852
					$14,420,243	7.91%

Wells Fargo International Growth Portfolio (the "Portfolio")

Notes to Portfolio of investments – February 29, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio's Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management").

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 29, 2020, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Portfolio may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Portfolio has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio's assets and liabilities as of February 29, 2020:

Other
		significant	Significant
		observable	unobservable
	Quoted prices	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Investments in :
Common stocks
Brazil	$1,963,006	$0	$0	$1,963,006

Canada	1,872,583	0	0	1,872,583
China	3,341,936	0	0	3,341,936
Denmark	6,040,959	0	0	6,040,959
France	16,786,617	0	0	16,786,617
Germany	30,235,921	0	0	30,235,921
Hong Kong	8392,847	0	0	839,2847
India	3,723,875	0	0	3,723,875
Ireland	8,604,453	14,628,546	0	23,232,999
Israel	1,805,898	0	0	1,805,898
Italy	0	6,094,575	0	6,094,575
Japan	0	9,675,555	0	9,675,555
Netherlands	0	12,124,118	0	12,124,118
Switzerland	0	18,052,025	0	18,052,025
United Kingdom	8,218,804	7,043,976	0	15,262,780
United States	10,964,098	0	0	10,964,098
Preferred stocks
Brazil	3,461,044	0	0	3,461,044
Short-term investments
Investment companies	14,420,243	0	0	14,420,243
Total assets	$54,863,977	$132,587,102	$0	$187,451,079

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended February 29, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo International Value Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
	Shares	Value
Common Stocks : 96.41%
Australia : 4.62%
AGL Energy Limited (Utilities, Multi-Utilities)	263,700	$3,302,231
Beach Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	1,639,000	1,937,418
BlueScope Steel Limited (Materials, Metals & Mining)	266,242	2,082,111
CSR Limited (Materials, Construction Materials)	897,866	2,483,911
Fortescue Metals Group Limited (Materials, Metals & Mining)	791,200	5,284,719
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail) «	1,228,714	3,002,994
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	224,600	2,612,672
Metcash Limited (Consumer Staples, Food & Staples Retailing)	1,164,200	1,893,921
Mirvac Group (Real Estate, Equity REITs)	1,225,100	2,436,888
Myer Holdings Limited (Consumer Discretionary, Multiline Retail) †	1,702,400	379,006
Qantas Airways Limited (Industrials, Airlines)	1,241,700	4,541,527
Rio Tinto Limited (Materials, Metals & Mining)	63,300	3,637,522
South32 Limited (Materials, Metals & Mining)	1,057,700	1,503,142
St. Barbara Limited (Materials, Metals & Mining)	932,700	1,418,102
Super Cheap Auto Group Limited (Consumer Discretionary, Specialty Retail)	422,200	2,258,731
		38,774,895
Austria : 0.80%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	80,400	3,367,313
Raiffeisen Bank International AG (Financials, Banks)	161,900	3,343,301
		6,710,614
Belgium : 0.51%
Bpost SA (Industrials, Air Freight & Logistics)	105,700	867,977
UCB SA (Health Care, Pharmaceuticals)	36,600	3,388,644
		4,256,621
Brazil : 1.09%
Banco de Brasil SA (Financials, Banks)	268,900	2,817,741
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	212,400	2,864,519
JBS SA (Consumer Staples, Food Products)	676,000	3,431,472
		9,113,732
Canada : 0.92%
Loblaw Companies Limited (Consumer Staples, Food & Staples Retailing)	74,000	3,666,232
Magna International Incorporated (Consumer Discretionary, Auto Components)	88,500	4,027,912
		7,694,144
China : 3.54%
Agile Property Holdings Limited (Real Estate, Real Estate Management & Development)	1,900,000	2,716,539
China Communications Services Corporation Limited H Shares (Industrials, Construction &	2,836,000	2,228,329
Engineering)
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	5,050,000	2,613,662
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	2,455,500	2,840,859
China Resources Cement Holdings Limited (Materials, Construction Materials)	4,106,000	5,275,530
China Telecom Corporation Limited H Shares (Communication Services, Diversified	6,718,000	2,539,452
Telecommunication Services)
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	2,844,000	3,007,466
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers	922,300	1,703,542
& Services)
Shenzhen International Holdings Limited H Shares (Industrials, Transportation Infrastructure)	1,777,300	3,437,137
YiChang HEC ChangJiang Pharmaceutical Company Limited H Shares	541,000	3,349,755
		29,712,271
Denmark : 1.02%
Danske Bank AS (Financials, Banks)	150,300	2,330,096
DFDS AS (Industrials, Marine)	49,100	1,718,799
Pandora AS (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	58,500	2,636,151

1

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo International Value Portfolio
	Shares	Value
Denmark (continued)
Sydbank AS (Financials, Banks)	102,782	$1,901,720
		8,586,766
Finland : 0.38%
Nordea Bank AB (Financials, Banks)	203,700	1,607,667
Outokumpu Oyj (Materials, Metals & Mining)	416,700	1,599,169
		3,206,836
France : 8.80%
Air France-KLM SA (Industrials, Airlines) †	288,100	2,197,076
Arkema SA (Materials, Chemicals)	42,992	4,067,022
AXA SA (Financials, Insurance)	242,100	5,627,454
BNP Paribas SA (Financials, Banks)	123,579	5,998,561
Bouygues SA (Industrials, Construction & Engineering)	61,700	2,440,762
Compagnie de Saint-Gobain SA (Industrials, Building Products)	94,700	3,343,804
Compagnie Generale des Etablissements Michelin SCA (Consumer Discretionary, Auto Components)	32,700	3,504,350
Credit Agricole SA (Financials, Banks)	299,500	3,601,721
Engie SA (Utilities, Multi-Utilities)	256,900	4,289,975
Natixis SA (Financials, Capital Markets)	877,400	3,588,614
Neopost SA (Information Technology, Technology Hardware, Storage & Peripherals)	66,600	1,438,733
Renault SA (Consumer Discretionary, Automobiles)	55,900	1,661,592
Sanofi SA (Health Care, Pharmaceuticals)	172,100	16,051,040
Societe Bic SA (Industrials, Commercial Services & Supplies)	33,567	2,028,832
Societe Generale SA (Financials, Banks)	63,400	1,796,543
Total SA (Energy, Oil, Gas & Consumable Fuels)	283,800	12,266,499
		73,902,578
Germany : 6.89%
Allianz AG (Financials, Insurance)	33,400	7,276,185
Aurubis AG (Materials, Metals & Mining)	43,296	2,074,298
Bayer AG (Health Care, Pharmaceuticals)	45,400	3,301,762
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	64,800	4,275,679
Covestro AG (Materials, Chemicals) 144A	102,800	3,983,251
Daimler AG (Consumer Discretionary, Automobiles)	87,100	3,664,706
Deutsche Lufthansa AG (Industrials, Airlines)	223,600	2,957,088
Deutsche Post AG (Industrials, Air Freight & Logistics)	209,800	6,314,545
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	18,500	4,793,675
Rheinmetall AG (Industrials, Industrial Conglomerates)	30,300	2,812,948
Siemens AG (Industrials, Industrial Conglomerates)	19,900	2,047,138
Siltronic AG (Information Technology, Semiconductors & Semiconductor Equipment)	43,000	4,083,857
United Internet AG (Communication Services, Diversified Telecommunication Services)	103,800	3,135,631
Volkswagen AG (Consumer Discretionary, Automobiles)	42,200	7,168,149
		57,888,912
Hong Kong : 3.67%
China Water Affairs Group Limited (Utilities, Water Utilities)	1,965,000	1,578,242
CK Hutchison Holdings Limited (Industrials, Industrial Conglomerates)	509,000	4,499,594
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments &	3,606,500	3,687,974
Components)
Lee & Man Paper Manufacturing Limited (Materials, Paper & Forest Products)	2,826,000	2,250,209
Nine Dragons Paper Holdings Limited (Materials, Paper & Forest Products)	2,389,000	2,869,862
Sinotruk Hong Kong Limited (Industrials, Machinery)	1,807,000	3,512,773
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	8,404,000	2,148,090
WH Group Limited (Consumer Staples, Food Products) 144A	4,116,000	4,319,374
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	2,816,000	3,525,772
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,005,000	2,438,830
		30,830,720
India : 0.60%
REC Limited (Financials, Diversified Financial Services)	1,086,900	1,790,383

2

Wells Fargo International Value Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
	Shares	Value
India (continued)
Tech Mahindra Limited (Information Technology, IT Services)	316,000	$3,269,027
		5,059,410
Ireland : 0.69%
C&C Group plc (Consumer Staples, Beverages)	240,000	1,009,308
Grafton Group plc (Industrials, Trading Companies & Distributors)	108,800	1,211,292
Smurfit Kappa Group plc (Materials, Containers & Packaging)	106,800	3,598,079
		5,818,679
Israel : 0.28%
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals) †	206,100	2,389,512
Italy : 3.01%
A2A SpA (Utilities, Multi-Utilities)	2,121,107	3,698,205
Enel SpA (Utilities, Electric Utilities)	1,405,800	11,799,137
Leonardo SpA (Industrials, Aerospace & Defense)	267,100	2,739,253
Mediobanca SpA (Financials, Banks)	371,363	3,376,960
UnipolSai Assicurazioni SpA (Financials, Insurance) «	1,453,100	3,630,535
		25,244,090
Japan : 22.25%
Adeka Corporation (Materials, Chemicals)	203,500	2,642,853
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	52,500	1,688,652
Asahi Glass Company Limited (Industrials, Building Products)	121,800	3,483,317
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	321,600	5,040,502
Brother Industries Limited (Information Technology, Technology Hardware, Storage & Peripherals)	200,800	3,556,784
Credit Saison Company Limited (Financials, Consumer Finance)	279,600	4,031,813
Denka Company Limited (Materials, Chemicals)	99,700	2,488,425
DIC Incorporated (Materials, Chemicals)	124,900	2,951,086
Geo Holdings Corporation (Consumer Discretionary, Specialty Retail)	133,700	1,445,903
Hitachi Capital Corporation (Financials, Consumer Finance)	99,700	2,550,073
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	73,400	2,451,264
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	229,100	5,877,431
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	434,600	4,066,080
Itochu Corporation (Industrials, Trading Companies & Distributors)	334,700	7,584,766
Japan Airlines Company Limited (Industrials, Airlines)	108,600	2,672,640
JTEKT Corporation (Industrials, Machinery)	322,100	3,107,166
JXTG Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	754,900	3,058,203
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	37,200	1,794,854
KDDI Corporation (Communication Services, Wireless Telecommunication Services)	451,200	12,748,004
Keihin Corporation (Consumer Discretionary, Auto Components)	30,300	726,041
Komatsu Limited (Industrials, Machinery)	178,300	3,562,570
Makino Milling Machine Company Limited (Industrials, Machinery)	79,400	2,670,152
Marubeni Corporation (Industrials, Trading Companies & Distributors)	779,300	5,161,379
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	119,100	3,910,405
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	195,500	2,925,124
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	1,275,400	6,231,553
Mitsubishi UFJ Lease & Finance Company Limited (Financials, Diversified Financial Services)	699,300	3,999,652
Mitsui Chemicals Incorporated (Materials, Chemicals)	177,100	3,812,523
Mizuho Financial Group Incorporated (Financials, Banks)	3,425,200	4,633,805
Morinaga Milk Industry Company Limited (Consumer Staples, Food Products)	75,600	2,664,172
Nippon Telegraph & Telephone Corporation (Communication Services, Diversified	554,100	12,927,026
Telecommunication Services)
Nomura Holdings Incorporated (Financials, Capital Markets)	840,500	3,711,227
ORIX Corporation (Financials, Diversified Financial Services)	319,600	5,180,107
Resona Holdings Incorporated (Financials, Banks)	1,348,600	5,020,146
Ryobi Limited (Industrials, Machinery)	117,400	1,516,397
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	58,300	3,313,274
Sojitz Corporation (Industrials, Trading Companies & Distributors)	1,855,500	5,377,730
Sompo Holdings Incorporated NKSJ Holdings Inc(Financials, Insurance)	85,400	3,156,261
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	248,700	3,570,744
Sumitomo Heavy Industries Limited (Industrials, Machinery)	140,900	3,039,907
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	173,200	5,495,599
Teijin Limited (Materials, Chemicals)	229,500	3,763,261

3

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo International Value Portfolio
	Shares	Value
Japan (continued)
The Keiyo Bank Limited (Financials, Banks)	224,300	$1,048,401
The Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	172,900	2,810,510
Toho Holdings Company Limited (Health Care, Health Care Providers & Services)	63,000	1,181,962
Tokuyama Corporation (Materials, Chemicals)	137,800	3,072,935
Toyo Ink SC Holding Company Limited (Materials, Chemicals)	75,000	1,449,374
Toyota Boshoku Corporation (Consumer Discretionary, Auto Components)	180,900	2,466,345
UBE Industries Limited (Materials, Chemicals)	149,300	2,716,879
ULVAC Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	85,100	2,465,199
		186,820,476
Netherlands : 3.13%
ABN AMRO Group NV (Financials, Banks) 144A	161,500	2,215,028
Aegon NV (Financials, Insurance)	566,623	1,928,720
ASR Nederland NV (Financials, Insurance)	83,831	2,821,096
ING Groep NV (Financials, Banks)	282,500	2,705,172
Koninklijke Ahold Delhaize NV (Consumer Staples, Food & Staples Retailing)	401,000	9,368,265
RHI Magnesita NV (Materials, Construction Materials)	64,721	2,468,954
Signify NV (Industrials, Electrical Equipment) 144A	161,000	4,797,229
		26,304,464
Norway : 1.05%
DNB ASA (Financials, Banks)	207,900	3,482,179
Grieg Seafood ASA (Consumer Staples, Food Products)	148,900	1,901,759
Leroy Seafood Group ASA (Consumer Staples, Food Products)	558,599	3,441,611
		8,825,549
Poland : 0.17%
Asseco Poland SA (Information Technology, Software)	93,400	1,458,522
Russia : 1.39%
Gazprom Neft ADR (Energy, Oil, Gas & Consumable Fuels)	117,614	3,474,325
Gazprom Neft ADR (Energy, Oil, Gas & Consumable Fuels)	886	26,580
Gazprom PAO ADR (Energy, Oil, Gas & Consumable Fuels)	381,300	2,333,856
Lukoil PJSC ADR (Energy, Oil, Gas & Consumable Fuels) «	17,599	1,519,498
Lukoil PJSC ADR (Energy, Oil, Gas & Consumable Fuels)	50,101	4,321,632
		11,675,891
Singapore : 0.58%
DBS Group Holdings Limited (Financials, Banks)	127,600	2,230,985
United Overseas Bank Limited (Financials, Banks)	148,600	2,652,293
		4,883,278
South Africa : 0.28%
Absa Group Limited (Financials, Banks)	274,900	2,365,688
South Korea : 2.14%
BNK Financial Group Incorporated (Financials, Banks)	440,300	2,233,042
Industrial Bank of Korea (Financials, Banks)	264,500	2,085,935
JB Financial Group Company Limited (Financials, Banks)	25,418	105,287
KB Financial Group Incorporated (Financials, Banks)	79,300	2,506,931
KT&G Corporation (Consumer Staples, Tobacco)	38,100	2,650,823
LG Uplus Corporation (Communication Services, Diversified Telecommunication Services)	343,500	3,734,949
SK Telecom Company Limited (Communication Services, Wireless Telecommunication Services)	14,800	2,591,224
Woori Financial Group Incorporated (Financials, Banks)	254,400	2,020,901
		17,929,092
Spain : 1.68%
Banco Santander Central Hispano SA (Financials, Banks)	731,000	2,702,038
Enagás SA (Utilities, Gas Utilities)	98,700	2,561,033
International Consolidated Airlines Group SA (Industrials, Airlines)	548,044	3,356,794

4

Wells Fargo International Value Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
	Shares	Value
Spain (continued)
Repsol SA (Energy, Oil, Gas & Consumable Fuels)	482,100	$5,447,886
		14,067,751
Sweden : 1.74%
Boliden AB (Materials, Metals & Mining)	155,500	3,265,687
Electrolux AB Class B (Consumer Discretionary, Household Durables)	122,900	2,486,943
Volvo AB Class B (Industrials, Machinery)	563,800	8,849,768
		14,602,398
Switzerland : 6.72%
Baloise Holding AG (Financials, Insurance)	30,400	4,915,704
Credit Suisse Group AG (Financials, Capital Markets)	331,300	3,721,986
Helvetia Holding AG (Financials, Insurance)	21,500	2,864,273
Roche Holding AG (Health Care, Pharmaceuticals)	75,400	24,243,639
Swiss Life Holding AG (Financials, Insurance)	7,600	3,489,293
Swiss Reinsurance AG (Financials, Insurance)	62,800	5,974,192
UBS Group AG (Financials, Capital Markets)	424,002	4,669,381
Valiant Holding AG (Financials, Banks)	17,400	1,731,695
Zurich Insurance Group AG (Financials, Insurance)	12,400	4,801,675
		56,411,838
Taiwan : 1.36%
Catcher Technology Company Limited (Information Technology, Technology Hardware, Storage &	217,000	1,627,948
Peripherals)
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor	1,067,000	3,490,146
Equipment)
Tripod Technology Corporation (Information Technology, Electronic Equipment, Instruments &	823,000	2,954,068
Components)
Wistron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	3,768,000	3,306,263
		11,378,425
Thailand : 0.69%
Krung Thai Bank PCL ADR (Financials, Banks)	3,618,100	1,605,242
Quality House PCL (Real Estate, Real Estate Management & Development)	24,369,400	1,745,360
Thanachart Capital PCL (Financials, Banks)	1,481,500	2,476,600
		5,827,202
Turkey : 0.49%
Koc Holding AS (Industrials, Industrial Conglomerates)	857,500	2,389,564
TAV Havalimanlari Holding AS (Industrials, Transportation Infrastructure)	520,000	1,703,473
		4,093,037
United Kingdom : 15.92%
3i Group plc (Financials, Capital Markets)	265,500	3,494,824
Anglo American plc (Materials, Metals & Mining)	234,300	5,512,482
Aviva plc (Financials, Insurance)	704,391	3,226,469
Babcock International Group plc (Industrials, Commercial Services & Supplies)	516,789	2,974,389
BAE Systems plc (Industrials, Aerospace & Defense)	973,900	7,703,627
Barclays plc (Financials, Banks)	1,661,400	3,184,056
Barratt Developments plc (Consumer Discretionary, Household Durables)	329,100	3,248,737
Bellway plc (Consumer Discretionary, Household Durables)	80,100	3,876,561
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	195,500	3,235,286
BP plc (Energy, Oil, Gas & Consumable Fuels)	1,371,200	7,124,215
British American Tobacco plc (Consumer Staples, Tobacco)	159,300	6,298,602
BT Group plc (Communication Services, Diversified Telecommunication Services)	1,544,700	2,833,778
Centrica plc (Utilities, Multi-Utilities)	1,821,200	1,686,967
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)	345,400	2,014,401
Firstgroup plc (Industrials, Road & Rail) †	802,300	1,219,024
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	595,100	12,008,742
Highland Gold Mining Limited (Materials, Metals & Mining)	1,280,734	3,482,868

5

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo International Value Portfolio
			Shares	Value
United Kingdom (continued)
Imperial Tobacco Group plc (Consumer Staples, Tobacco)			207,800	$4,197,974
Inchcape plc (Consumer Discretionary, Distributors)			423,425	3,165,072
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)			1,688,805	4,278,486
Kingfisher plc (Consumer Discretionary, Specialty Retail)			1,946,000	4,774,314
Legal & General Group plc (Financials, Insurance)			1,127,800	3,820,844
Lloyds Banking Group plc (Financials, Banks)			3,820,600	2,479,937
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)			705,000	1,452,856
Marston's plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			660,700	762,828
Mitchells & Butlers plc (Consumer Discretionary, Hotels, Restaurants & Leisure) †			367,200	1,577,198
Paragon Group of Companies plc (Financials, Thrifts & Mortgage Finance)			501,100	2,947,463
Petrofac Limited (Energy, Energy Equipment & Services)			522,047	2,177,735
Premier Foods plc (Consumer Staples, Food Products) †			73,926	31,137
QinetiQ Group plc (Industrials, Aerospace & Defense)			556,400	2,490,390
Redrow plc (Consumer Discretionary, Household Durables)			420,064	4,081,089
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)			480,700	10,419,278
Royal Mail plc (Industrials, Air Freight & Logistics)			539,626	1,131,668
Tate & Lyle plc (Consumer Staples, Food Products)			497,300	4,534,621
Tesco plc (Consumer Staples, Food & Staples Retailing)			2,089,900	6,226,923
				133,674,841
Total Common Stocks (Cost $874,533,629)				809,508,232
		Dividend yield
Preferred Stocks : 0.34%
Brazil : 0.34%
Banco do Estado do Rio Grande do Sul SA Class B (Financials,
Banks)		0.61%	711,000	2,885,720
Total Preferred Stocks (Cost $2,996,311)				2,885,720
		Yield
Short-Term Investments : 2.81%
Investment Companies : 2.81%
Securities Lending Cash Investments LLC (l)(r)(u)		1.66	6,629,124	6,629,787
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.52	16,981,998	16,981,998
Total Short-Term Investments (Cost $23,611,490)				23,611,785
Total investments in securities (Cost $901,141,430)	99.56%			836,005,737
Other assets and liabilities, net	0.44			3,687,136
	____			_________________
Total net assets	100.00%			$839,692,873
	_____			_________________

«All or a portion of this security is on loan.

† Non-income-earning security

144A The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust

6

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares,			Shares,	Value,	% of
	beginning of	Shares	Shares	end of	end	net
Short-Term Investments	period	purchased	sold	period	of period	assets

Investment Companies
Securities Lending Cash Investments LLC	64,602,214	191,358,840	(249,331,930)	6,629,124	$6,629,787
Wells Fargo Government Money Market Fund Select Class	6,351,554	77,089,197	(66,458,753)	16,981,998	16,981,998
					$23,611,785	2.81%

Wells Fargo International Value Portfolio (the "Portfolio")

Notes to Portfolio of investments – February 29, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio's Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management").

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 29, 2020, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio's assets and liabilities as of February 29, 2020:

		Other significant	Significant
	Quoted prices	observable inputs	unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$0	$38,774,895	$0	$38,774,895
Austria	0	6,710,614	0	6,710,614
Belgium	0	4,256,621	0	4,256,621
Brazil	9,113,732	0	0	9,113,732
Canada	7,694,144	0	0	7,694,144
China	0	29,712,271	0	29,712,271
Denmark	0	8,586,766	0	8,586,766
Finland	0	3,206,836	0	3,206,836
France	4,225,908	69,676,670	0	73,902,578
Germany	0	57,888,912	0	57,888,912
Hong Kong	0	30,830,720	0	30,830,720
India	0	5,059,410	0	5,059,410
Ireland	1,009,308	4,809,371	0	5,818,679
Israel	0	2,389,512	0	2,389,512
Italy	0	25,244,090	0	25,244,090
Japan	0	186,820,476	0	186,820,476
Netherlands	0	26,304,464	0	26,304,464
Norway	0	8,825,549	0	8,825,549
Poland	0	1,458,522	0	1,458,522
Russia	1,546,078	10,129,813	0	11,675,891

Singapore	0

South Africa	0

South Korea	0

Spain	0

Sweden	2,486,943

Switzerland	0

Taiwan	0

Thailand	5,827,202

Turkey	0

United Kingdom	2,371,163

Preferred stocks

4,883,278	0	4,883,278

2,365,688	0	2,365,688

17,929,092	0	17,929,092

14,067,751	0	14,067,751

12,115,455	0	14,602,398

56,411,838	0	56,411,838

11,378,425	0	11,378,425

0	0	5,827,202

4,093,037	0	4,093,037

131,303,678	0	133,674,841

Brazil	2,885,720	0	0	2,885,720

Short-term investments

Investment companies	23,611,785	0	0	23,611,785
Total assets	$60,771,983	$775,233,754	$0	$836,005,737

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended February 29, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Large Company Value Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
	Shares	Value
Common Stocks : 98.74%
Communication Services : 9.15%
Diversified Telecommunication Services : 4.52%
AT&T Incorporated	232,534	$8,189,847
Verizon Communications Incorporated	34,380	1,862,021
		10,051,868
Entertainment : 0.83%	6,893	1,846,083
The Madison Square Garden Company Class A †
Interactive Media & Services : 1.91%	22,023	4,238,767
Facebook Incorporated Class A †
Media : 1.71%	94,285	3,811,943
Comcast Corporation Class A
Wireless Telecommunication Services : 0.18%	4,328	390,212
T-Mobile US Incorporated †
Consumer Discretionary : 6.34%
Diversified Consumer Services : 0.03%	3,732	69,788
Laureate Education Incorporated Class A †
Hotels, Restaurants & Leisure : 0.23%	6,454	518,966
Royal Caribbean Cruises Limited
Household Durables : 0.82%	71,067	1,810,787
Skyline Champion Corporation †
Specialty Retail : 3.85%
Aaron's Incorporated	35,648	1,402,036
Carvana Company †	8,005	663,695
O'Reilly Automotive Incorporated †	4,555	1,679,520
The TJX Companies Incorporated	80,474	4,812,345
		8,557,596
Textiles, Apparel & Luxury Goods : 1.41%	14,426	3,136,357
lululemon athletica Incorporated †
Consumer Staples : 9.52%
Beverages : 3.19%	53,711	7,091,463
PepsiCo Incorporated
Food & Staples Retailing : 2.07%	16,340	4,593,828
Costco Wholesale Corporation
Food Products : 3.73%
Mondelez International Incorporated Class A	101,546	5,361,629
Sanderson Farms Incorporated	23,753	2,934,921
		8,296,550
Household Products : 0.53%	10,290	1,165,137
The Procter & Gamble Company
Energy : 4.87%
Oil, Gas & Consumable Fuels : 4.87%
ONEOK Incorporated	71,148	4,746,995
Pioneer Natural Resources Company	28,385	3,485,110
The Williams Companies Incorporated	66,917	1,274,769

1

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo Large Company Value Portfolio
	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corporation	19,127	$1,267,164
WPX Energy Incorporated †	5,587	52,127
		10,826,165
Financials : 19.15%
Banks : 6.96%
Bank of America Corporation	201,008	5,728,728
Bank of N.T. Butterfield & Son Limited	4,399	121,764
Citigroup Incorporated	60,842	3,861,033
JPMorgan Chase & Company	5,852	679,476
Truist Financial Corporation	110,192	5,084,259
		15,475,260
Capital Markets : 3.56%
Bank of New York Mellon Corporation	54,144	2,160,346
BlackRock Incorporated	10,834	5,016,250
The Goldman Sachs Group Incorporated	3,634	729,598
		7,906,194
Consumer Finance : 2.42%
Capital One Financial Corporation	43,216	3,814,244
OneMain Holdings Incorporated	42,460	1,560,405
		5,374,649
Diversified Financial Services : 4.19%	45,110	9,307,997
Berkshire Hathaway Incorporated Class B †
Insurance : 2.02%
Assured Guaranty Limited	335	13,671
National General Holdings Corporation	21,086	410,544
The Travelers Companies Incorporated	15,678	1,878,381
Willis Towers Watson plc	11,603	2,195,868
		4,498,464
Health Care : 17.47%
Biotechnology : 3.95%
Arena Pharmaceuticals Incorporated †	57,159	2,549,291
Gilead Sciences Incorporated	89,977	6,240,805
		8,790,096
Health Care Equipment & Supplies : 3.04%
Integer Holdings Corporation †	3,960	357,073
Novocure Limited †	27,798	2,022,305
Stryker Corporation	22,974	4,378,615
		6,757,993
Health Care Providers & Services : 3.18%
Guardant Health Incorporated †	30,476	2,650,193
Laboratory Corporation of America Holdings †	25,095	4,408,941
		7,059,134
Life Sciences Tools & Services : 2.03%
Bio-Rad Laboratories Incorporated Class A †	3,641	1,281,705
Charles River Laboratories International Incorporated †	809	125,856
IQVIA Holdings Incorporated †	3,356	468,128

2

Wells Fargo Large Company Value Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
	Shares	Value
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific Incorporated	9,037	$2,627,960
		4,503,649
Pharmaceuticals : 5.27%
Elanco Animal Health Incorporated †	5,435	148,919
Johnson & Johnson	54,455	7,323,108
Pfizer Incorporated	95,413	3,188,702
Zoetis Incorporated	7,865	1,047,854
		11,708,583
Industrials : 8.51%
Aerospace & Defense : 1.81%
General Dynamics Corporation	8,930	1,426,032
HEICO Corporation Class A	13,088	1,156,063
United Technologies Corporation	11,114	1,451,377
		4,033,472
Airlines : 1.37%	67,162	3,049,155
SkyWest Incorporated
Construction & Engineering : 0.39%	11,164	858,735
EMCOR Group Incorporated
Electrical Equipment : 0.06%	1,461	132,542
Eaton Corporation plc
Industrial Conglomerates : 0.03%	478	77,517
Honeywell International Incorporated
Machinery : 1.30%
Albany International Corporation Class A	19,219	1,231,361
Hillenbrand Incorporated	70,681	1,653,935
PACCAR Incorporated	1	67
		2,885,363
Professional Services : 1.96%	48,922	4,350,144
TransUnion
Road & Rail : 1.59%
Norfolk Southern Corporation	8,158	1,487,611
Union Pacific Corporation	12,755	2,038,377
		3,525,988
Information Technology : 8.18%
Communications Equipment : 0.35%	19,290	770,250
Cisco Systems Incorporated
IT Services : 2.74%
Global Payments Incorporated	24,561	4,518,487
MasterCard Incorporated Class A	5,452	1,582,443
		6,100,930
Semiconductors & Semiconductor Equipment : 5.09%
Intel Corporation	105,047	5,832,209
NVIDIA Corporation	20,257	5,470,808
		11,303,017

3

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo Large Company Value Portfolio
			Shares	Value
Technology Hardware, Storage & Peripherals : 0.00%			2	$42
HP Incorporated
Materials : 4.70%
Chemicals : 2.30%			23,297	5,116,254
Air Products & Chemicals Incorporated
Metals & Mining : 2.40%			119,196	5,319,717
Newmont Goldcorp Corporation
Real Estate : 5.46%
Equity REITs : 5.46%
Gaming and Leisure Properties Incorporated			106,149	4,741,676
Mack-Cali Realty Corporation			120,228	2,281,927
Piedmont Office Realty Trust Incorporated Class A			132,796	2,867,066
Rexford Industrial Realty Incorporated			48,014	2,245,615
				12,136,284
Utilities : 5.39%
Electric Utilities : 5.39%
Duke Energy Corporation			60,789	5,574,351
Evergy Incorporated			1	65
NextEra Energy Incorporated			25,351	6,407,727
				11,982,143
Total Common Stocks (Cost $226,036,515)				219,429,082
		Yield
Short-Term Investments : 0.92%
Investment Companies : 0.92%
Wells Fargo Government Money Market Fund Select Class (l)(r)(u)		1.52%	2,050,994	2,050,994
Total Short-Term Investments (Cost $2,050,994)				2,050,994
Total investments in securities (Cost $228,087,509)	99.66%			221,480,076
Other assets and liabilities, net	0.34			755,261
	____			_________________
Total net assets	100.00%			$222,235,337
	_____			_________________

†Non-income-earning security

(l)The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

4

Futures Contracts
	Number of	Expiration	Notional	Notional	Unrealized	Unrealized
Description	contracts	date	cost	value	gains	losses
Long
S&P 500 E-Mini Index	20	3-20-2020	$3,277,373	$2,951,100	$0	$(326,273)

Investments in Affiliates

An affiliated investment is an investment in which thePortfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

Shares,
	beginning			Shares,	Value,	% of
	of	Shares	Shares	end of	end	net
Short-Term Investments	period	purchased	sold	period	of period	assets

Investment Companies
Wells Fargo Government Money Market Fund Select Class	4,806,420	37,579,628	(40,335,054)	2,050,994	2,050,994	0.92%

Wells Fargo Large Company Value Portfolio (the "Portfolio")

Notes to Portfolio of investments – February 29, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio's Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange's clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio's payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio's assets and liabilities as of February 29, 2020:

Significant
	Other significant	unobservable
Quoted prices	observable inputs	inputs
(Level 1)	(Level 2)	(Level 3)	Total

Assets

Investments in :

Common stocks

Communication services Consumer discretionary Consumer staples Energy

Financials Health care Industrials Information technology Materials

Real estate

Utilities

Short-term investments

Investment companies

Total assets

Liabilities

Futures contracts

Total liabilities

$20,338,873	$0	$0	$20,338,873

14,093,494	0	0	14,093,494

21,146,978	0	0	21,146,978

10,826,165	0	0	10,826,165

42,562,564	0	0	42,562,564

38,819,455	0	0	38,819,455

18,912,916	0	0	18,912,916

18,174,239	0	0	18,174,239

10,435,971	0	0	10,435,971

12,136,284	0	0	12,136,284

11,982,143	0	0	11,982,143

2,050,994	0	0	2,050,994

$221,480,076	$0	$0	$221,480,076

$326,273	$0	$0	$326,273

$326,273	$0	$0	$326,273

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of February 29, 2020, the Portfolio had segregated $282,587 as cash collateral for these open futures contracts.

For the nine months period ended February 29, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
	Interest rate	Maturity date	Principal	Value
Agency Securities : 30.75%	3.00%	7-1-2046	$548,368	$578,306
FHLMC
FHLMC	3.00	7-1-2046	728,372	764,992
FHLMC	3.00	11-1-2049	2,680,655	2,795,720
FHLMC	3.50	4-1-2043	925,669	985,471
FHLMC	3.50	5-1-2044	438,420	472,873
FHLMC	3.50	6-1-2046	359,145	382,856
FHLMC	3.50	2-1-2047	2,385,508	2,547,869
FHLMC	3.50	4-1-2047	382,063	412,064
FHLMC	3.50	12-1-2047	1,558,002	1,671,976
FHLMC	3.50	3-1-2048	1,978,730	2,108,390
FHLMC	3.50	8-1-2049	1,188,924	1,234,334
FHLMC	4.00	4-1-2044	558,824	615,899
FHLMC	4.00	8-1-2044	361,142	393,908
FHLMC	4.00	6-1-2048	2,291,634	2,486,038
FHLMC	4.50	8-1-2048	3,059,567	3,282,442
FHLMC	4.50	11-1-2048	3,189,918	3,446,577
FHLMC	4.50	11-1-2048	5,675,838	6,236,197
FHLMC Series 2018-3 Class MA	3.50	8-25-2057	6,090,982	6,464,832
FHLMC Series 2019-3 Class M55D	4.00	10-25-2058	1,068,829	1,161,222
FHLMC Structured Pass-Through Securities Series T-20 Class	7.49	9-25-2029	19,572	20,557
A6
FHLMC Structured Pass-Through Securities Series T-58 Class	7.50	9-25-2043	694,343	823,459
4A
FNMA	2.50	8-1-2031	312,018	322,487
FNMA	2.50	2-1-2035	1,100,000	1,135,845
FNMA	2.50	2-1-2035	1,530,000	1,578,447
FNMA ±±	2.52	5-1-2023	309,803	319,821
FNMA	2.73	1-1-2023	535,499	555,063
FNMA	2.73	9-1-2023	553,431	578,151
FNMA	3.00	12-1-2032	40,205	42,053
FNMA	3.00	7-1-2046	433,084	456,518
FNMA	3.00	4-1-2047	2,521,332	2,632,621
FNMA	3.00	12-1-2049	2,620,762	2,733,259
FNMA	3.00	12-1-2049	2,231,898	2,327,703
FNMA ±±	3.07	9-1-2025	3,814,554	4,061,874
FNMA	3.07	2-1-2026	360,000	391,017
FNMA	3.08	1-1-2026	480,000	521,216
FNMA ±±	3.09	11-1-2022	207,605	216,427
FNMA	3.35	1-1-2028	275,629	306,482
FNMA ±±	3.36	11-1-2026	3,264,913	3,551,147
FNMA ±±	3.40	12-1-2027	1,215,206	1,353,368
FNMA	3.50	10-1-2032	551,861	584,339
FNMA	3.50	11-1-2042	226,415	243,202
FNMA	3.50	11-1-2042	266,325	282,014
FNMA	3.50	2-1-2043	143,147	152,298
FNMA	3.50	11-1-2045	1,375,686	1,468,812
FNMA	3.50	4-1-2046	185,871	198,457
FNMA	3.50	7-1-2046	529,645	565,511
FNMA	3.50	11-1-2046	605,810	646,836
FNMA	3.50	8-1-2047	2,776,695	2,963,571
FNMA	3.50	8-1-2049	2,880,886	2,990,704
FNMA	3.62	1-1-2026	1,982,194	2,195,521
FNMA	3.62	1-1-2026	1,668,183	1,847,716
FNMA	3.97	6-1-2025	6,905,568	7,729,373
FNMA	4.00	11-1-2040	270,583	291,675
FNMA	4.00	4-1-2041	353,606	381,165
FNMA	4.00	8-1-2046	388,946	418,161
FNMA	4.00	3-1-2049	1,525,184	1,644,831
FNMA	4.00	8-1-2051	13,521,093	14,704,025
FNMA	4.00	7-1-2056	491,716	541,988
FNMA	4.50	8-1-2048	2,215,671	2,391,145
FNMA	4.50	11-1-2048	6,054,010	6,604,456
FNMA	4.50	1-1-2051	15,587,841	17,232,318
FNMA	4.50	6-1-2056	395,280	437,198
FNMA	4.50	6-1-2056	598,799	662,299
FNMA	4.50	6-1-2056	429,661	475,227
FNMA	5.00	9-1-2033	113,367	127,058
FNMA	5.50	2-1-2036	66,341	69,070

1

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo Managed Fixed Income Portfolio
	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)	6.50%	11-25-2042	$299,575	$348,208
FNMA Series 2002-90 Class A2
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	117,607	137,312
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	1,078,781	1,256,671
FNMA Series 2003-W4 Class 3A ±±	5.67	10-25-2042	183,391	211,446
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	395,322	458,667
FNMA Series 2004-T3 Class A1	6.00	2-25-2044	620,941	726,563
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	100,796	118,411
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	614,648	701,319
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	180,685	214,944
GNMA	6.50	10-15-2023	7,604	8,439
GNMA	6.50	11-15-2023	4,240	4,705
GNMA	6.50	11-15-2023	1,926	2,137
GNMA	6.50	12-15-2023	7,060	7,835
GNMA	6.50	1-15-2024	9,991	11,088
GNMA	7.00	8-15-2027	43,678	49,405
SBA Series 2006-20B Class 1	5.35	2-1-2026	165,756	179,276
SBA Series 2006-20H Class 1	5.70	8-1-2026	75,522	82,205
SBA Series 2007-20J Class 1	5.57	10-1-2027	239,478	257,410
SBA Series 2013-20A Class 1	2.13	1-1-2033	248,592	255,328
SBA Series 2013-20J Class 1	3.37	10-1-2033	304,292	325,466
SBA Series 2014-10A Class 1	3.19	3-10-2024	229,089	237,772
SBA Series 2014-10B Class 1	3.02	9-10-2024	487,209	507,871
SBA Series 2014-20A Class 1	3.46	1-1-2034	254,048	274,392
SBA Series 2015-10B Class 1	2.83	9-10-2025	378,006	397,586
SBA Series 2015-20C Class 1	2.72	3-1-2035	380,297	399,955
SBA Series 2015-20E Class 1	2.77	5-1-2035	543,612	575,780
SBA Series 2015-20F Class 1	2.98	6-1-2035	372,646	399,604
SBA Series 2017-10A Class 1	2.85	3-10-2027	497,309	526,422
SBA Series 2017-20F Class 1	2.81	6-1-2037	243,448	259,838
SBA Series 2018-10B Class 1	3.55	9-10-2028	5,071,120	5,512,197
SBA Series 2018-20E Class 1	3.50	5-1-2038	9,517,050	10,534,303
SBA Series 2018-20F Class 1	3.60	6-1-2038	1,636,194	1,820,116
SBA Series 2018-20G Class 1	3.54	7-1-2038	9,732,319	10,815,878
SBA Series 2018-20H Class 1	3.58	8-1-2038	3,586,863	3,989,269
SBA Series 2018-20K Class 1	3.87	11-1-2038	2,620,165	2,959,120
Total Agency Securities (Cost $163,149,533)				174,385,389
Asset-Backed Securities : 1.79%
ECMC Group Student Loan Trust Series 2016-1A Class A (1	2.43	9-25-2068	2,434,490	2,408,339
Month LIBOR +0.80%) 144A±
ECMC Group Student Loan Trust Series 2016-1A Class A (1	2.98	7-26-2066	317,186	319,760
Month LIBOR +1.35%) 144A±
Ford Credit Auto Owner Trust Series 2015-2 Class A 144A	2.44	1-15-2027	600,000	602,054
Ford Credit Auto Owner Trust Series 2018-2 Class A 144A	3.47	1-15-2030	3,200,000	3,404,552
MMAF Equipment Finance LLC Series 2017-AA Class A5	2.68	7-16-2027	695,000	720,247
144A
South Carolina Student Loan Corporation Series 2014-1 Class	3.16	8-1-2035	500,000	490,920
B (1 Month LIBOR +1.50%) ±
Verizon Owner Trust Series 2018-A Class A1A	3.23	4-20-2023	2,140,000	2,187,173
Total Asset-Backed Securities (Cost $9,864,692)				10,133,045
Corporate Bonds and Notes : 35.64%
Communication Services : 1.08%
Diversified Telecommunication Services : 0.81%
AT&T Incorporated	3.60	7-15-2025	820,000	882,194
AT&T Incorporated	4.75	5-15-2046	1,280,000	1,509,179
AT&T Incorporated	5.25	3-1-2037	60,000	73,968
Verizon Communications Incorporated	4.50	8-10-2033	40,000	49,027
Verizon Communications Incorporated	4.81	3-15-2039	1,500,000	1,923,155
Verizon Communications Incorporated	5.25	3-16-2037	110,000	146,148
				4,583,671

2

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
	Interest rate	Maturity date	Principal	Value
Media : 0.27%
CCO Holdings LLC 144A	5.75%	2-15-2026	$425,000	$441,873
Charter Communications Operating LLC	4.91	7-23-2025	135,000	151,262
Lamar Media Corporation	5.75	2-1-2026	895,000	930,845
				1,523,980
Consumer Discretionary : 3.70%
Auto Components : 0.29%	5.00	10-1-2024	1,655,000	1,673,553
Allison Transmission Incorporated 144A
Automobiles : 0.13%
General Motors Company	4.88	10-2-2023	400,000	434,844
Volkswagen Group of America Incorporated 144A	2.85	9-26-2024	300,000	310,727
				745,571
Diversified Consumer Services : 2.53%
Duke University	3.20	10-1-2038	1,175,000	1,312,449
Massachusetts Institute of Technology	3.96	7-1-2038	2,200,000	2,721,190
Massachusetts Institute of Technology	4.68	12-31-2099	120,000	189,266
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	1,097,556
Northwestern University	3.66	12-1-2057	105,000	134,966
Northwestern University	3.69	12-1-2038	1,915,000	2,223,260
President and Fellows of Harvard College	3.62	10-1-2037	275,000	325,816
President and Fellows of Harvard College	4.88	10-15-2040	183,000	260,015
President and Fellows of Harvard College	5.63	10-1-2038	525,000	775,068
Princeton University	5.70	3-1-2039	1,740,000	2,620,405
Service Corporation International	5.38	5-15-2024	750,000	764,063
Service Corporation International	7.50	4-1-2027	440,000	536,800
University of Southern California	3.03	10-1-2039	1,250,000	1,392,036
				14,352,890
Hotels, Restaurants & Leisure : 0.27%	5.38	6-1-2024	1,480,000	1,505,900
Cedar Fair LP
Textiles, Apparel & Luxury Goods : 0.48%
HanesBrands Incorporated 144A	4.63	5-15-2024	200,000	209,000
HanesBrands Incorporated 144A	4.88	5-15-2026	1,250,000	1,309,375
The William Carter Company 144A	5.63	3-15-2027	155,000	164,908
Wolverine World Wide Incorporated 144A	5.00	9-1-2026	1,000,000	1,032,920
				2,716,203
Consumer Staples : 0.65%
Beverages : 0.18%	4.70	2-1-2036	870,000	1,036,286
Anheuser-Busch InBev Worldwide Incorporated
Food Products : 0.47%
General Mills Incorporated	4.20	4-17-2028	770,000	887,223
Ingredion Incorporated	3.20	10-1-2026	150,000	159,998
Kraft Heinz Foods Company	3.00	6-1-2026	1,500,000	1,493,559
Kraft Heinz Foods Company	4.63	1-30-2029	120,000	129,781
				2,670,561
Energy : 4.46%
Energy Equipment & Services : 0.71%
Baker Hughes LLC	3.34	12-15-2027	1,500,000	1,577,995
Halliburton Company %%	2.92	3-1-2030	820,000	803,907
Halliburton Company	3.80	11-15-2025	1,500,000	1,645,167
				4,027,069

3

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo Managed Fixed Income Portfolio
	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels : 3.75%
Antero Resources Corporation	5.00%	3-1-2025	$1,750,000	$901,250
Cimarex Energy Company	3.90	5-15-2027	500,000	511,701
Enable Midstream Partners	4.95	5-15-2028	790,000	786,750
Energen Corporation	4.63	9-1-2021	375,000	386,768
EnLink Midstream Partners LP	4.85	7-15-2026	1,325,000	1,134,531
Enterprise Products Operating LLC	3.75	2-15-2025	1,500,000	1,633,354
Enterprise Products Operating LLC	4.15	10-16-2028	260,000	292,160
Florida Gas Transmission Company 144A	4.35	7-15-2025	1,521,000	1,672,474
Gulfstream Natural Gas System LLC 144A	6.19	11-1-2025	210,000	246,457
Hess Corporation	4.30	4-1-2027	800,000	843,504
Magellan Midstream Partners LP	5.00	3-1-2026	170,000	197,740
Marathon Oil Corporation	3.85	6-1-2025	1,030,000	1,088,322
Marathon Petroleum Corporation	5.13	12-15-2026	1,500,000	1,763,110
MPLX LP	4.13	3-1-2027	1,500,000	1,608,320
Newfield Exploration Company	5.38	1-1-2026	959,000	1,016,532
Newfield Exploration Company	5.63	7-1-2024	249,000	270,979
NuStar Logistics LP	6.00	6-1-2026	600,000	627,060
Occidental Petroleum Corporation	3.20	8-15-2026	1,070,000	1,089,412
Range Resources Corporation «	5.00	3-15-2023	1,800,000	1,304,460
Southwestern Energy Company	6.20	1-23-2025	1,100,000	814,000
Transcontinental Gas Pipe Line Company LLC	7.85	2-1-2026	1,200,000	1,550,643
Western Midstream Partners LP	4.05	2-1-2030	1,100,000	1,083,569
Whiting Petroleum Corporation	6.63	1-15-2026	1,175,000	428,875
				21,251,971
Financials : 6.67%
Banks : 2.92%
Bank of America Corporation	2.02	2-13-2026	520,000	524,009
Bank of America Corporation (3 Month LIBOR +1.51%) ±	3.71	4-24-2028	1,440,000	1,576,442
Bank of America Corporation	3.88	8-1-2025	1,470,000	1,624,095
Citigroup Incorporated	3.30	4-27-2025	1,000,000	1,068,215
Citigroup Incorporated	3.40	5-1-2026	1,000,000	1,081,248
Citigroup Incorporated (3 Month LIBOR +1.02%) ±	4.04	6-1-2024	1,500,000	1,603,553
Citigroup Incorporated	4.40	6-10-2025	65,000	72,333
Fifth Third Bank	3.95	7-28-2025	710,000	795,444
Huntington Bancshares	2.63	8-6-2024	630,000	655,240
JPMorgan Chase & Company	3.20	6-15-2026	1,500,000	1,611,624
JPMorgan Chase & Company (3 Month LIBOR +1.34%) ±	3.78	2-1-2028	1,100,000	1,217,909
JPMorgan Chase & Company (3 Month LIBOR +1.26%) ±	4.20	7-23-2029	600,000	691,103
JPMorgan Chase & Company (3 Month LIBOR +1.33%) ±	4.45	12-5-2029	470,000	548,008
KeyCorp	2.25	4-6-2027	690,000	697,255
National Capital Commerce Incorporated (3 Month LIBOR	2.89	4-1-2027	400,000	384,000
+0.98%) ±
PNC Bank	4.05	7-26-2028	1,000,000	1,135,597
PNC Financial Services Group Incorporated	2.60	7-23-2026	360,000	378,594
SunTrust Banks Incorporated	4.00	5-1-2025	80,000	88,665
US Bank National	2.05	1-21-2025	800,000	819,692
				16,573,026
Capital Markets : 1.62%
Goldman Sachs Capital II (3 Month LIBOR +0.77%) ±	4.00	12-29-2049	6,000	5,250
Goldman Sachs Group Incorporated	3.50	1-23-2025	1,100,000	1,175,939
Goldman Sachs Group Incorporated	3.75	2-25-2026	1,500,000	1,639,588
Goldman Sachs Group Incorporated	3.85	1-26-2027	1,000,000	1,099,123
Goldman Sachs Group Incorporated	4.25	10-21-2025	120,000	131,075
Morgan Stanley	3.70	10-23-2024	1,000,000	1,087,392
Morgan Stanley	3.88	1-27-2026	1,000,000	1,105,898
Morgan Stanley	3.95	4-23-2027	1,000,000	1,100,876
MSCI Incorporated 144A	5.75	8-15-2025	1,135,000	1,174,725
State Street Corporation (3 Month LIBOR +0.64%) ±	2.35	11-1-2025	660,000	679,038
				9,198,904
Consumer Finance : 1.43%
BMW US Capital LLC Company 144A	2.80	4-11-2026	1,180,000	1,242,872

4

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
BMW US Capital LLC Company 144A	3.15%	4-18-2024	$965,000	$1,016,407
Capital One Financial Corporation	3.20	1-30-2023	160,000	166,124
Capital One Financial Corporation	3.30	10-30-2024	1,500,000	1,593,829
Caterpillar Financial Services Corporation	2.15	11-8-2024	550,000	564,964
Daimler Finance North America LLC 144A	2.70	6-14-2024	740,000	763,668
Daimler Finance North America LLC 144A	3.35	2-22-2023	1,490,000	1,553,706
Ford Motor Credit Company LLC	5.58	3-18-2024	1,130,000	1,209,045
				8,110,615
Diversified Financial Services : 0.26%
EMD Finance LLC 144A	3.25	3-19-2025	830,000	891,336
Novartis Capital Corporation	1.75	2-14-2025	550,000	559,404
				1,450,740
Insurance : 0.44%
Marsh & McLennan Companies Incorporated	4.38	3-15-2029	730,000	850,734
Minnesota Life Insurance Company 144A	8.25	9-15-2025	650,000	829,601
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	800,360
				2,480,695
Health Care : 3.68%
Biotechnology : 0.27%
AbbVie Incorporated 144A	2.60	11-21-2024	380,000	392,691
AbbVie Incorporated 144A	3.20	11-21-2029	1,100,000	1,160,206
				1,552,897
Health Care Equipment & Supplies : 0.24%
Hill-Rom Holdings Incorporated 144A	5.00	2-15-2025	1,065,000	1,104,618
Teleflex Incorporated	4.88	6-1-2026	250,000	260,625
				1,365,243
Health Care Providers & Services : 2.59%
Advocate Health Corporation	4.27	8-15-2048	500,000	648,545
Cigna Corporation	3.75	7-15-2023	610,000	649,397
Cleveland Clinic Foundation	4.86	1-1-2114	894,000	1,333,853
CVS Health Corporation	3.00	8-15-2026	270,000	282,988
CVS Health Corporation	3.50	7-20-2022	120,000	124,660
CVS Health Corporation	4.30	3-25-2028	1,300,000	1,454,769
CVS Health Corporation	5.05	3-25-2048	130,000	159,995
Kaiser Foundation Hospitals	3.27	11-1-2049	615,000	682,300
Mayo Clinic	4.13	11-15-2052	810,000	1,053,539
MEDNAX Incorporated 144A	5.25	12-1-2023	1,380,000	1,350,675
Memorial Health Services	3.45	11-1-2049	820,000	927,292
Memorial Sloan Kettering Cancer Center	4.20	7-1-2055	788,000	1,054,640
NYU Hospitals Center	3.38	7-1-2055	690,000	739,987
Southern Baptist Hospital	4.86	7-15-2045	625,000	828,124
Stanford Health Care	3.80	11-15-2048	275,000	339,941
Texas Health Resources	4.33	11-15-2055	1,115,000	1,473,204
The New York-Presbyterian Hospital	3.56	8-1-2036	750,000	840,648
The New York-Presbyterian Hospital	4.06	8-1-2056	570,000	712,718
				14,657,275
Health Care Technology : 0.19%	5.00	10-15-2026	1,065,000	1,098,659
Quintiles IMS Holdings Incorporated 144A
Life Sciences Tools & Services : 0.11%	2.75	9-15-2029	600,000	625,160
Agilent Technologies Incorporated

5

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo Managed Fixed Income Portfolio
	Interest rate	Maturity date	Principal	Value
Pharmaceuticals : 0.28%
Bayer US Finance LLC 144A	3.38%	10-8-2024	$240,000	$254,917
Bayer US Finance LLC 144A	4.38	12-15-2028	1,170,000	1,331,496
				1,586,413
Industrials : 3.99%
Aerospace & Defense : 1.07%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	1,345,000	1,466,749
Hexcel Corporation	3.95	2-15-2027	1,302,000	1,415,872
Moog Incorporated 144A	4.25	12-15-2027	700,000	712,250
Northrop Grumman Corporation	3.25	1-15-2028	1,500,000	1,624,622
The Boeing Company	2.70	2-1-2027	840,000	863,209
				6,082,702
Air Freight & Logistics : 0.11%
Fedex Corporation	3.10	8-5-2029	330,000	339,200
Fedex Corporation	3.90	2-1-2035	280,000	298,161
				637,361
Building Products : 0.08%
Fortune Brands Home & Security Incorporated	4.00	9-21-2023	240,000	259,758
Masco Corporation	6.50	8-15-2032	150,000	197,160
				456,918
Commercial Services & Supplies : 0.26%
ACCO Brands Corporation 144A	5.25	12-15-2024	600,000	616,752
Clean Harbors Incorporated 144A	4.88	7-15-2027	425,000	443,998
Stericycle Incorporated 144A	5.38	7-15-2024	420,000	441,420
				1,502,170
Construction & Engineering : 0.02%	5.00	10-1-2044	110,000	126,594
Valmont Industries Incorporated
Electrical Equipment : 0.26%
Carrier Global Corporation 144A	2.49	2-15-2027	780,000	793,589
Otis Worldwide Corporation 144A	2.06	4-5-2025	675,000	685,850
				1,479,439
Industrial Conglomerates : 0.18%
General Electric Capital Corporation	4.65	10-17-2021	130,000	135,707
Roper Technologies Incorporated	2.95	9-15-2029	820,000	869,593
				1,005,300
Machinery : 0.90%
Actuant Corporation	5.63	6-15-2022	1,660,000	1,668,300
Briggs & Stratton Corporation «	6.88	12-15-2020	850,000	786,250
Fortive Corporation	2.35	6-15-2021	215,000	217,224
Mueller Water Products Incorporated 144A	5.50	6-15-2026	950,000	999,875
Oshkosh Corporation	3.10	3-1-2030	490,000	505,963
Oshkosh Corporation	4.60	5-15-2028	200,000	226,248
Oshkosh Corporation	5.38	3-1-2025	350,000	359,589
Vessel Management Services Incorporated	3.43	8-15-2036	281,000	313,824
				5,077,273
Professional Services : 0.39%
Equifax Incorporated	3.95	6-15-2023	1,700,000	1,818,041
Relx Capital Incorporated	3.50	3-16-2023	110,000	116,418

6

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
	Interest rate	Maturity date	Principal	Value
Professional Services (continued)
Relx Capital Incorporated	4.00%	3-18-2029	$240,000	$274,507
				2,208,966
Road & Rail : 0.41%
Norfolk Southern Corporation	5.10	12-31-2049	760,000	997,788
Ryder System Incorporated	3.65	3-18-2024	620,000	661,648
Union Pacific Corporation	2.15	2-5-2027	660,000	672,465
				2,331,901
Transportation Infrastructure : 0.31%	4.18	8-15-2043	1,438,200	1,732,870
Crowley Conro LLC
Information Technology : 2.04%
Electronic Equipment, Instruments & Components : 0.46%
Amphenol Corporation	3.20	4-1-2024	1,531,000	1,626,098
Jabil Incorporated	3.95	1-12-2028	900,000	979,426
				2,605,524
IT Services : 0.48%
Fiserv Incorporated	4.20	10-1-2028	1,470,000	1,680,837
Verisign Incorporated	4.75	7-15-2027	1,000,000	1,041,680
				2,722,517
Semiconductors & Semiconductor Equipment : 0.72%
KLA Tencor Corporation	4.10	3-15-2029	150,000	170,147
Lam Research Corporation	4.00	3-15-2029	540,000	612,760
Maxim Integrated Products Incorporated	3.45	6-15-2027	1,550,000	1,684,761
Microchip Technology Incorporated	4.33	6-1-2023	1,500,000	1,601,376
				4,069,044
Software : 0.31%
CDK Global Incorporated	5.88	6-15-2026	185,000	193,566
Fair Isaac Corporation 144A	5.25	5-15-2026	1,330,000	1,472,975
Oracle Corporation	3.40	7-8-2024	70,000	75,090
				1,741,631
Technology Hardware, Storage & Peripherals : 0.07%	4.90	10-15-2025	375,000	424,772
Hewlett Packard Enterprise Company
Materials : 3.32%
Chemicals : 2.14%
Albemarle Corporation	4.15	12-1-2024	1,390,000	1,521,412
Axalta Coating Systems Limited 144A	4.88	8-15-2024	550,000	557,244
DowDuPont Incorporated	4.73	11-15-2028	930,000	1,075,508
DowDuPont Incorporated	4.49	11-15-2025	430,000	484,733
FMC Corporation	3.20	10-1-2026	1,120,000	1,195,677
Ingevity Corporation 144A	4.50	2-1-2026	2,015,000	1,983,375
Mosaic Company	4.05	11-15-2027	1,090,000	1,152,708
Scotts Miracle-Gro Company	5.25	12-15-2026	1,410,000	1,494,600
The Sherwin-Williams Company	3.30	2-1-2025	100,000	104,726
Valvoline Incorporated 144A	4.25	2-15-2030	720,000	710,100
Valvoline Incorporated	5.50	7-15-2024	1,550,000	1,614,325
W.R. Grace & Company 144A	5.63	10-1-2024	200,000	221,000
				12,115,408

7

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo Managed Fixed Income Portfolio
	Interest rate	Maturity date	Principal	Value
Construction Materials : 0.04%	3.40%	5-9-2027	$200,000	$217,625
CRH America Finance Incorporated 144A
Containers & Packaging : 1.06%
Graphic Packaging International Company	4.13	8-15-2024	600,000	627,000
Packaging Corporation of America	4.50	11-1-2023	1,500,000	1,645,233
Sealed Air Corporation 144A	5.50	9-15-2025	200,000	219,000
Sealed Air Corporation 144A	6.88	7-15-2033	100,000	119,000
Silgan Holdings Incorporated	4.75	3-15-2025	1,000,000	1,011,670
Westrock Company	3.00	9-15-2024	1,680,000	1,764,231
WRKCo Incorporated	3.90	6-1-2028	560,000	616,776
				6,002,910
Metals & Mining : 0.08%	4.55	11-14-2024	475,000	480,938
Freeport-McMoRan Copper & Gold Incorporated
Real Estate : 2.84%
Equity REITs : 2.84%
Alexandria Real Estate Equities Incorporated	3.95	1-15-2027	240,000	266,159
Alexandria Real Estate Equities Incorporated	4.30	1-15-2026	1,500,000	1,693,402
Boston Properties LP	2.75	10-1-2026	1,500,000	1,587,057
Boston Properties LP	3.20	1-15-2025	250,000	266,783
Digital Realty Trust LP	4.45	7-15-2028	510,000	588,345
Duke Realty LP	3.25	6-30-2026	1,500,000	1,620,513
Duke Realty LP	4.00	9-15-2028	230,000	264,633
HCP Incorporated	3.50	7-15-2029	560,000	616,085
Healthcare Trust of America Incorporated	3.50	8-1-2026	255,000	276,314
Host Hotels & Resorts Incorporated	3.88	4-1-2024	265,000	285,873
Kimco Realty Corporation	3.30	2-1-2025	1,500,000	1,609,185
Mid-America Apartments LP	3.60	6-1-2027	845,000	921,917
Mid-America Apartments LP	4.20	6-15-2028	160,000	183,257
National Retail Properties Incorporated	4.30	10-15-2028	370,000	429,163
UDR Incorporated	3.75	7-1-2024	915,000	992,725
Ventas Realty LP	3.50	2-1-2025	150,000	160,721
Ventas Realty LP	3.85	4-1-2027	1,500,000	1,649,779
Vornado Realty Trust	3.50	1-15-2025	1,500,000	1,613,394
Welltower Incorporated	3.63	3-15-2024	580,000	624,425
Welltower Incorporated	2.70	2-15-2027	460,000	477,728
				16,127,458
Utilities : 3.21%
Electric Utilities : 2.71%
Alliant Energy Finance LLC 144A	3.75	6-15-2023	1,510,000	1,604,091
Duke Energy Carolinas LLC	6.05	4-15-2038	830,000	1,225,392
Entergy Arkansas Incorporated	3.05	6-1-2023	1,055,000	1,095,842
Florida Power & Light Company	4.95	6-1-2035	1,000,000	1,367,329
Interstate Power & Light Company	4.10	9-26-2028	1,070,000	1,245,807
ITC Holdings Corporation	3.65	6-15-2024	120,000	129,268
MidAmerican Energy Holdings Company	5.80	10-15-2036	900,000	1,297,606
Monongahela Power Company 144A	4.10	4-15-2024	1,660,000	1,821,359
Northern States Power Company of Minnesota	5.35	11-1-2039	1,580,000	2,236,758
PacifiCorp	3.35	7-1-2025	130,000	140,825
Public Service Electric & Gas Company	5.70	12-1-2036	590,000	814,101
Rochester Gas & Electric Corporation 144A	3.10	6-1-2027	1,790,000	1,913,435
Southern California Edison Company	6.00	1-15-2034	188,000	261,099
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	200,000	220,578
				15,373,490
Gas Utilities : 0.29%
AmeriGas Partners LP	5.50	5-20-2025	450,000	457,884
AmeriGas Partners LP	5.88	8-20-2026	500,000	518,760
Boardwalk Pipelines Company	5.95	6-1-2026	550,000	634,860
				1,611,504

8

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
	Interest rate	Maturity date	Principal	Value
Independent Power & Renewable Electricity Producers : 0.06%	5.13%	9-1-2027	$ 335,000	$347,998
AES Corporation
Multi-Utilities : 0.15%	4.35	5-1-2033	710,000	854,717
Black Hills Corporation
Total Corporate Bonds and Notes (Cost $185,769,294)				202,124,312
Municipal Obligations : 10.73%
California : 1.18%
GO Revenue : 1.09%
Alameda County CA Series A	3.70	8-1-2031	275,000	313,068
California State Taxable Various Purpose Construction Bonds	2.38	10-1-2026	890,000	942,857
Coast Community College District California	2.89	8-1-2035	1,165,000	1,284,156
San Diego CA Community College District Series B	2.88	8-1-2033	1,935,000	2,090,245
San Jose CA Disaster Preparedness Taxable Bonds Series B	2.60	9-1-2027	1,460,000	1,565,646
				6,195,972
Tax Revenue : 0.09%
San Jose CA RDA Senior Taxable Refunding Bonds Series A-T	3.38	8-1-2034	455,000	494,840
				6,690,812
Delaware : 0.26%
Miscellaneous Revenue : 0.26%
Delaware Bonds Series 2010C	4.45	7-1-2028	1,250,000	1,494,275
Florida : 0.37%
Airport Revenue : 0.14%
Broward County FL Airport System Series C	2.38	10-1-2026	775,000	803,644
Water & Sewer Revenue : 0.23%
Florida Water Pollution Control Financing Corporation Series A	2.60	1-15-2030	1,175,000	1,281,220
				2,084,864
Georgia : 0.11%
GO Revenue : 0.11%
Cherokee County GA School System Build America Bonds	5.87	8-1-2028	500,000	609,840
Hawaii : 0.23%
GO Revenue : 0.23%
Honolulu HI Series F	3.75	9-1-2030	1,110,000	1,285,946
Idaho : 0.03%
Miscellaneous Revenue : 0.03%
Idaho Building Authority State Office Campus Project Series B	3.28	9-1-2028	170,000	188,246
Illinois : 0.03%
GO Revenue : 0.03%
Lake County IL Community Consolidated School District Series A	3.40	11-1-2027	150,000	168,251
Indiana : 0.59%
Education Revenue : 0.24%
Indiana University Taxable Consolidated Bonds Series B	3.07	6-1-2060	1,195,000	1,358,787

9

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo Managed Fixed Income Portfolio
Interest rate		Maturity date	Principal	Value
Health Revenue : 0.25%
Indiana Finance Authority Community Foundation	3.63%	3-1-2039	$ 1,235,000	$1,398,724
Miscellaneous Revenue : 0.10%
Indiana Finance Authority Taxable Facilities Series A	2.37	7-1-2024	225,000	233,386
Indianapolis IN Local Public Improvement Bonds Series A-2	6.00	1-15-2040	235,000	347,346
				580,732
				3,338,243
Massachusetts : 0.19%
GO Revenue : 0.19%
Boston MA Series C Qualified School Construction Bonds	4.40	4-1-2026	380,000	393,087
Massachusetts Taxable Consolidated Loan Series H	2.90	9-1-2049	650,000	694,291
				1,087,378
Michigan : 0.18%
Health Revenue : 0.18%
Michigan Finance Authority Trinity Health Credit Group Series T	3.08	12-1-2034	930,000	1,017,736
Mississippi : 0.06%
Education Revenue : 0.06%
Mississippi Higher Education Assistance Corporation Series 2014-1	2.31	10-25-2035	358,129	356,289
Class A1 (1 Month LIBOR +0.68%) ±
Missouri : 0.55%
Education Revenue : 0.55%
Missouri HEFA Washington University Series A	3.65	8-15-2057	1,000,000	1,282,740
Missouri Higher Education Loan Authority Notes Class A-1 (1 Month	2.49	1-26-2026	1,648,217	1,645,366
LIBOR +0.83%) ±
Missouri Higher Education Loan Authority Notes Class A-1 (3 Month	2.53	8-27-2029	169,929	169,599
LIBOR +0.85%) ±
				3,097,705
New Jersey : 0.16%
Miscellaneous Revenue : 0.16%
Hudson County NJ Improvement Authority Hudson County Lease
Project (AGM Insured)	7.40	12-1-2025	760,000	882,109
New York : 0.53%
GO Revenue : 0.28%
New York Refunding Bond Series B	2.65	2-15-2030	1,505,000	1,615,828
Miscellaneous Revenue : 0.07%
New York State Taxable Bonds Series 2010C	5.62	3-1-2040	250,000	372,988
Tax Revenue : 0.18%
New York City NY Transitional Finance Authority	2.21	5-1-2027	1,000,000	1,040,590
				3,029,406
North Carolina : 0.47%
Education Revenue : 0.47%
North Carolina Education Assistance Authority Student Loan (3 Month	2.69	7-25-2041	1,627,548	1,624,065
LIBOR +0.90%) ±
North Carolina Education Assistance Authority Student Loan Series A-	2.69	10-25-2041	489,876	488,254
3 (3 Month LIBOR +0.90%) ±

10

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
Interest rate		Maturity date	Principal	Value
Education Revenue (continued)
University of North Carolina Chapel Hill Refunding Bonds Series C	3.33%	12-1-2036	$500,000	$577,935
				2,690,254
Ohio : 0.49%
Education Revenue : 0.25%
Ohio State University Build America Bonds	4.91	6-1-2040	1,000,000	1,405,860
Health Revenue : 0.14%
Ohio Hospital Facility Refunding Bond Cleveland Clinic	3.28	1-1-2042	725,000	806,004
Miscellaneous Revenue : 0.10%
Jobsohio Beverage System Ohio Statewide Senior Lien Liquor Profits	2.83	1-1-2038	515,000	554,815
Series A
				2,766,679
Oklahoma : 0.14%
Water & Sewer Revenue : 0.14%
Oklahoma Water Resources Board Refunding Bond Series 2019	2.56	4-1-2031	770,000	811,619
Oregon : 0.68%
Education Revenue : 0.38%
Oregon State Taxable Higher Education Series A	5.90	8-1-2038	1,500,000	2,141,115
GO Revenue : 0.12%
Oregon Board of Higher Education Build America Bonds Series C	5.38	8-1-2039	500,000	707,940
Miscellaneous Revenue : 0.18%
Port of Morrow OR Transmission Taxable Bonds Bonneville	2.18	9-1-2024	1,000,000	1,037,340
Cooperation Project #6
				3,886,395
Pennsylvania : 0.82%
Education Revenue : 0.61%
Pennsylvania HEFAR Refunding Taxable Bonds Series B	2.94	8-15-2039	1,000,000	1,100,980
Pennsylvania Higher Education Authority Class A (1 Month LIBOR	2.78	9-25-2065	1,077,496	1,079,193
+1.15%) 144A±
University Pittsburgh Pennsylvania Series A	3.65	9-15-2036	1,100,000	1,278,816
				3,458,989
GO Revenue : 0.21%
Northampton County PA Series C	2.54	10-1-2028	1,100,000	1,169,707
				4,628,696
Rhode Island : 0.45%
Education Revenue : 0.45%
Rhode Island Student Loan Authority Class A-1 (1 Month LIBOR	2.68	7-1-2031	2,569,322	2,571,377
+0.90%) ±
Texas : 1.33%
Education Revenue : 0.22%
University of Texas Build America Bonds Series A	5.26	7-1-2039	550,000	801,697
University of Texas Build America Bonds Series C	4.79	8-15-2046	120,000	164,438

11

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo Managed Fixed Income Portfolio
Interest rate		Maturity date	Principal	Value
Education Revenue (continued)
University of Texas Build America Bonds Series D	5.13%	8-15-2042	$215,000	$300,865
				1,267,000
GO Revenue : 0.43%
Hidalgo County TX Refunding Bonds Series 2018C	4.04	8-15-2030	1,270,000	1,484,122
Houston TX Pension Obligation Bonds Series 2017	3.73	3-1-2030	110,000	126,337
Stafford TX Municipal School District Refunding Bond Series B	3.08	8-15-2041	750,000	813,945
				2,424,404
Miscellaneous Revenue : 0.49%
Texas Transportation Commission Highway Improvement Series A	4.63	4-1-2033	2,215,000	2,784,410
Tax Revenue : 0.05%
Texas Transportation Commission Series B	5.18	4-1-2030	250,000	317,998
Water & Sewer Revenue : 0.14%
Houston TX Combined Utility System Series E	3.97	11-15-2031	655,000	772,448
				7,566,260
Utah : 0.50%
Education Revenue : 0.50%
State Board of Regents of Utah Series 1-A (1 Month LIBOR +0.75%) ±	2.41	9-25-2056	2,854,382	2,831,205
Vermont : 0.01%
Housing Revenue : 0.01%
Vermont Housing Finance Agency	3.80	11-1-2037	30,000	35,260
Virginia : 0.16%
Education Revenue : 0.13%
University of Virginia Build America Bonds	6.20	9-1-2039	315,000	507,607
University of Virginia Revenue Bond Series C	4.18	9-1-2117	155,000	227,707
				735,314
Housing Revenue : 0.03%
Virginia Housing Development Authority	3.10	6-25-2041	141,943	145,984
				881,298
Washington : 0.62%
GO Revenue : 0.58%
King County WA Build America Bonds Series B	6.05	12-1-2030	350,000	460,950
King County WA Economic Development Taxable Bond Series C	5.03	12-1-2023	230,000	259,661
Washington Build America Bonds Series D	5.48	8-1-2039	1,000,000	1,414,070
Washington Series T	3.45	8-1-2029	1,000,000	1,135,210
				3,269,891
Tax Revenue : 0.04%
Washington Build America Bonds	5.09	8-1-2033	175,000	223,762
				3,493,653
West Virginia : 0.09%
Tax Revenue : 0.09%
Ohio County WV Special District Excise Tax Series A	8.25	3-1-2035	425,000	538,050

12

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
	Interest rate	Maturity date	Principal	Value
Wisconsin : 0.50%
GO Revenue : 0.32%
Wisconsin State Refunding Bond Series 1	2.50%	5-1-2032	$1,705,000	$1,836,490
Miscellaneous Revenue : 0.18%
Wisconsin General Fund Annual Appropriation Series A	2.30	5-1-2028	950,000	991,971
				2,828,461
Total Municipal Obligations (Cost $55,460,881)				60,860,307
Non-Agency Mortgage-Backed Securities : 8.92%
Commercial Mortgage Pass-Through Certificate Series 2012-	3.15	8-15-2045	550,000	570,318
CR2 Class A4
Commercial Mortgage Pass-Through Certificate Series 2012-	2.82	10-15-2045	606,286	622,669
CR3 Class A3
Commercial Mortgage Pass-Through Certificate Series 2012-	3.55	9-10-2047	572,738	595,294
UBS5 Class A3
Commercial Mortgage Pass-Through Certificate Series 2013-	3.62	10-10-2046	416,612	432,607
CR12 Class ASB
Commercial Mortgage Pass-Through Certificate Series 2013-	4.19	11-10-2046	600,000	654,110
CR13 Class A4 ±±
Commercial Mortgage Pass-Through Certificate Series 2013-	3.21	3-10-2046	384,816	402,790
CR7 Class A4
Commercial Mortgage Pass-Through Certificate Series 2014-	3.98	5-10-2047	4,295,000	4,688,957
CR17 Class A5
Commercial Mortgage Pass-Through Certificate Series 2014-	3.53	12-10-2047	2,684,674	2,891,894
CR21 Class A3
Commercial Mortgage Pass-Through Certificate Series 2014-	3.84	9-10-2047	620,000	677,058
UBS5 Class A4
Commercial Mortgage Trust Series 2010-C1 Class A3 144A	4.21	7-10-2046	462,940	465,006
Goldman Sachs Mortgage Securities Trust Series 2013-GC14	4.24	8-10-2046	615,000	666,324
Class A5
GS Mortgage Securities Trust Series 2011-GC3 Class A4	4.75	3-10-2044	404,280	410,351
144A
GS Mortgage Securities Trust Series 2011-GC5 Class A4	3.71	8-10-2044	545,000	554,992
GS Mortgage Securities Trust Series 2012-GCJ7 Class A4	3.38	5-10-2045	438,085	446,633
GS Mortgage Securities Trust Series 2013-GC16 Class A4	4.27	11-10-2046	350,000	381,196
GS Mortgage Securities Trust Series 2014-GC20 Class A5	4.00	4-10-2047	4,308,000	4,681,652
GS Mortgage Securities Trust Series 2014-GC26 Class A5	3.63	11-10-2047	2,565,000	2,786,293
JPMorgan Chase Commercial Mortgage Securities Trust	4.07	11-15-2043	218,814	219,817
Series 2010-C2 Class A3 144A
JPMorgan Chase Commercial Mortgage Securities Trust	3.99	1-15-2046	3,577,785	3,844,376
Series 2013-C13 Class A4 ±±
JPMorgan Chase Commercial Mortgage Securities Trust	4.00	4-15-2047	450,000	490,272
Series 2014-C19 Class A4
JPMorgan Chase Commercial Mortgage Securities Trust	3.80	7-15-2047	4,065,000	4,412,015
Series 2014-C20 Class A5
JPMorgan Chase Commercial Mortgage Securities Trust	3.49	1-15-2048	1,338,000	1,446,308
Series 2014-GC26 Class A4
Morgan Stanley Bank of America Merrill Lynch Trust Series	3.65	4-15-2047	469,605	491,298
2014-C15 Class ASB
Morgan Stanley Bank of America Merrill Lynch Trust Series	3.53	12-15-2047	1,790,000	1,938,704
2014-C19 Class A4
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	500,000	512,681
Morgan Stanley Capital I Trust Series 2011-C3 Class A4	4.12	7-15-2049	365,836	374,761
Towd Point Mortgage Trust Series 2016-2 Class A1A 144A±±	2.75	8-25-2055	173,631	177,096
Towd Point Mortgage Trust Series 2016-3 Class A1 144A±±	2.25	4-25-2056	220,718	222,004
Towd Point Mortgage Trust Series 2018-3 Class A1 144A±±	3.75	5-25-2058	2,242,844	2,369,119
Towd Point Mortgage Trust Series 2019-4 Class A1 144A±±	2.90	10-25-2059	2,657,511	2,760,715
WFRBS Commercial Mortgage Trust Series 2013-C17 Class	4.02	12-15-2046	4,370,000	4,729,960
A4
WFRBS Commercial Mortgage Trust Series 2014-C20 Class	4.00	5-15-2047	4,291,047	4,684,305
A5
Total Non-Agency Mortgage-Backed Securities (Cost $47,854,227)				50,601,575

13

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo Managed Fixed Income Portfolio
	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities : 6.32%	2.25%	8-15-2049	$1,450,000	$1,648,186
U.S. Treasury Bond
U.S. Treasury Bond	2.38	11-15-2049	3,783,000	4,415,914
U.S. Treasury Bond	3.00	8-15-2048	2,490,000	3,243,809
U.S. Treasury Bond	3.00	2-15-2049	4,119,000	5,388,810
U.S. Treasury Bond	3.38	11-15-2048	4,010,000	5,585,491
U.S. Treasury Bond	4.25	5-15-2039	1,890,000	2,779,924
U.S. Treasury Bond	4.50	5-15-2038	2,625,000	3,934,731
U.S. Treasury Bond	4.50	8-15-2039	2,415,000	3,663,064
U.S. Treasury Note	1.50	8-31-2021	1,575,000	1,586,936
U.S. Treasury Note	1.50	1-15-2023	3,500,000	3,560,840
Total U.S. Treasury Securities (Cost $30,622,256)				35,807,705
Yankee Corporate Bonds and Notes : 5.37%
Communication Services : 0.34%
Wireless Telecommunication Services : 0.34%
Rogers Communications Incorporated	3.63	12-15-2025	250,000	274,320
Vodafone Group plc	4.13	5-30-2025	1,500,000	1,665,686
				1,940,006
Energy : 0.47%
Oil, Gas & Consumable Fuels : 0.47%
BP Capital Markets plc	3.28	9-19-2027	155,000	166,528
Cenovus Energy Incorporated	4.25	4-15-2027	1,025,000	1,098,761
Petroleos Mexicanos	2.29	2-15-2024	110,000	112,550
Petroleos Mexicanos	2.83	2-15-2024	230,000	237,818
Petroleos Mexicanos	6.38	1-23-2045	1,080,000	1,013,040
				2,628,697
Financials : 2.59%
Banks : 1.92%
Bank of Montreal	3.30	2-5-2024	890,000	947,925
Bank of Nova Scotia	4.50	12-16-2025	80,000	90,382
BNP Paribas SA (3 Month LIBOR +1.11%) 144A±	2.82	11-19-2025	820,000	849,298
BNP Paribas SA 144A	4.40	8-14-2028	520,000	592,277
Cooperatieve Rabobank U.A. 144A	3.88	9-26-2023	300,000	323,928
HSBC Holdings plc (3 Month LIBOR +1.06%) ±	3.26	3-13-2023	220,000	226,196
HSBC Holdings plc	3.60	5-25-2023	250,000	264,668
HSBC Holdings plc (3 Month LIBOR +1.35%) ±	4.29	9-12-2026	950,000	1,045,662
HSBC Holdings plc (3 Month LIBOR +1.53%) ±	4.58	6-19-2029	1,500,000	1,703,804
Mitsubishi UFJ Financial Group Incorporated	2.67	7-25-2022	80,000	82,057
Mitsubishi UFJ Financial Group Incorporated	3.46	3-2-2023	1,500,000	1,577,654
Mitsubishi UFJ Financial Group Incorporated	3.76	7-26-2023	350,000	374,111
Royal Bank Of Canada	2.55	7-16-2024	560,000	582,266
Royal Bank of Canada	4.65	1-27-2026	120,000	138,761
Sumitomo Mitsui Financial Group	2.35	1-15-2025	710,000	723,787
Sumitomo Mitsui Financial Group	3.94	10-16-2023	780,000	843,318
Westpac Banking Corporation	2.35	2-19-2025	490,000	505,785
				10,871,879
Capital Markets : 0.37%
Credit Suisse Group AG (3 Month LIBOR +1.41%) 144A±	3.87	1-12-2029	1,500,000	1,630,367
Credit Suisse Group AG (3 Month LIBOR +1.24%) 144A±	4.21	6-12-2024	450,000	483,030
				2,113,397
Consumer Finance : 0.30%	4.25	3-23-2028	1,500,000	1,692,082
UBS Group Funding Switzerland 144A

14

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
	Interest rate	Maturity date	Principal	Value
Health Care : 0.48%
Pharmaceuticals : 0.48%
Actavis Funding SCS	4.55%	3-15-2035	$1,200,000	$1,432,594
Teva Pharmaceutical Finance BV	2.20	7-21-2021	150,000	145,515
Teva Pharmaceutical Finance BV	2.80	7-21-2023	900,000	833,247
Teva Pharmaceutical Finance BV	3.15	10-1-2026	350,000	305,270
				2,716,626
Industrials : 0.53%
Aerospace & Defense : 0.23%	5.05	6-15-2025	1,200,000	1,308,000
Embraer Netherlands Finance BV
Electrical Equipment : 0.05%	5.63	11-1-2024	265,000	285,604
Sensata Technologies BV 144A
Machinery : 0.25%
CNH Industrial NV	4.50	8-15-2023	600,000	653,066
Ingersoll-Rand Luxembourg SA	3.50	3-21-2026	700,000	764,555
				1,417,621
Information Technology : 0.15%
Software : 0.15%
Experian Finance plc 144A	4.25	2-1-2029	510,000	597,204
OpenText Corporation 144A	3.88	2-15-2028	260,000	258,752
				855,956
Materials : 0.81%
Metals & Mining : 0.81%
Anglo American Capital plc 144A	4.75	4-10-2027	1,000,000	1,140,073
ArcelorMittal SA	6.13	6-1-2025	1,500,000	1,699,746
Vale Overseas Limited	6.25	8-10-2026	1,500,000	1,759,965
				4,599,784
Total Yankee Corporate Bonds and Notes (Cost $27,869,276)				30,429,652
	Yield		Shares
Short-Term Investments : 0.90%
Investment Companies : 0.90%
Securities Lending Cash Investments LLC (l)(r)(u)	1.66		2,110,629	2,110,840
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.52		3,004,651	3,004,651
Total Short-Term Investments (Cost $5,115,491)				5,115,491
Total investments in securities (Cost $525,705,650)	100.42%			569,457,476
Other assets and liabilities, net	(0.42)			(2,376,258)
	____			_________________
Total net assets	100.00%			$567,081,218
	_____			_________________

±±The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

144A The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±Variable rate investment. The rate shown is the rate in effect at period end. %% The security is purchased on a when-issued basis.

« All or a portion of this security is on loan.

(l)The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

15

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

(r)The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)The rate represents the 7-day annualized yield at period end.

##All or a portion of this security is segregated for when-issued securities.

Abbreviations:
AGM	Assured Guaranty Municipal
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
LIBOR	London Interbank Offered Rate
RDA	Redevelopment Authority
SBA	Small Business Authority

16

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares,			Shares,	Value,
	beginning of	Shares	Shares	end of	end of	% of
	period	purchased	sold	period	period	net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	5,121,429	17,273,701	(20,284,501)	2,110,629	$2,110,840
Wells Fargo Government Money Market Fund Select Class	3,089,575	118,732,317	(118,817,241)	3,004,651	3,004,651

					$5,115,491	0.90%

Wells Fargo Managed Fixed Income Portfolio (the "Portfolio")

Notes to Portfolio of investments – February 29, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio's assets and liabilities as of February 29, 2020:

		Other significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Investments in :
Agency securities	$0	$174,385,389	$0	$174,385,389
Asset-backed securities	0	10,133,045	0	10,133,045
Corporate bonds and notes	0	202,124,312	0	202,124,312
Municipal obligations	0	60,860,307	0	60,860,307
Non-agency mortgage-back securities	0	50,601,575	0	50,601,575
U.S. Treasury securities	35,807,705	0	0	35,807,705
Yankee corporate bonds and notes	0	30,429,652	0	30,429,652
Short-term investments
Investment companies	5,115,491	0	0	5,115,491
Total assets	$40,923,196	$528,534,280	$0	$569,457,476

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended February 29, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Real Return Portfolio	Portfolio of investments —- February 29, 2020 (unaudited)
	Shares	Value
Common Stocks : 12.90%
Consumer Staples : 3.65%
Beverages : 0.75%	24,731	$1,322,861
The Coca-Cola Company
Food & Staples Retailing : 0.81%
Costco Wholesale Corporation	1,839	517,016
Walmart Incorporated	8,472	912,265
		1,429,281
Food Products : 0.56%
Mondelez International Incorporated Class A	10,321	544,949
Nomad Foods Limited †	11,323	209,023
Tyson Foods Incorporated Class A	3,484	236,320
		990,292
Household Products : 1.23%
Church & Dwight Company Incorporated	7,232	502,769
The Clorox Company	1,802	287,275
The Procter & Gamble Company	12,312	1,394,088
		2,184,132
Tobacco : 0.30%	6,469	529,617
Philip Morris International Incorporated
Energy : 1.61%
Oil, Gas & Consumable Fuels : 1.61%
BP plc	33,776	1,056,851
Chevron Corporation	8,996	839,687
Cimarex Energy Company	4,175	137,984
Noble Energy Incorporated	17,693	280,080
Phillips 66	7,063	528,736
		2,843,338
Financials : 0.11%
Mortgage REITs : 0.11%	11,241	191,547
AGNC Investment Corporation
Materials : 2.91%
Chemicals : 1.06%
Axalta Coating Systems Limited †	12,168	303,227
Dow Incorporated	8,877	358,720
Ecolab Incorporated	1,222	220,510
Linde plc	3,212	613,524
The Sherwin-Williams Company	738	381,362
		1,877,343
Construction Materials : 0.18%	1,377	313,309
Martin Marietta Materials Incorporated
Containers & Packaging : 0.13%	3,322	234,201
Crown Holdings Incorporated †

1

Portfolio of investments — February 29, 2020 (unaudited)			Wells Fargo Real Return Portfolio
			Shares	Value
Metals & Mining : 1.54%
Agnico-Eagle Mines Limited			2,200	$104,566
Alacer Gold Corporation †			7,500	33,917
Alamos Gold Incorporated Class A			10,500	61,095
AngloGold Ashanti Limited ADR			3,600	62,820
B2Gold Corporation			33,000	131,779
Barrick Gold Corporation			13,556	258,106
Endeavour Mining Corporation †			3,700	65,331
Evolution Mining Limited			23,000	60,126
Franco-Nevada Corporation			1,400	150,300
Gold Fields Limited ADR			12,000	71,160
Kinross Gold Corporation †			24,500	123,207
Kirkland Lake Gold Limited			4,137	133,426
MAG Silver Corporation †			5,500	46,631
Newcrest Mining Limited			6,200	101,705
Newmont Goldcorp Corporation			6,640	296,343
Northern Star Resources Limited			15,500	135,379
Pan American Silver Corporation			3,000	59,400
Royal Gold Incorporated			3,494	337,066
SSR Mining Incorporated †			3,900	61,737
Steel Dynamics Incorporated			8,099	215,676
Torex Gold Resources Incorporated †			4,000	52,986
Wheaton Precious Metals Corporation			4,900	139,343
Yamana Gold Incorporated			9,000	35,068
				2,737,167
Real Estate : 4.62%
Equity REITs : 4.62%
Alexandria Real Estate Equities Incorporated			2,558	388,509
American Tower Corporation			4,010	909,468
Camden Property Trust			2,439	258,485
CoreSite Realty Corporation			2,731	283,287
Equinix Incorporated			1,536	879,821
Equity Residential			3,878	291,238
Four Corners Property Trust Incorporated			11,264	323,164
Healthcare Realty Trust Incorporated			11,070	379,701
Host Hotels & Resorts Incorporated			12,023	174,093
Hudson Pacific Properties Incorporated			7,456	240,680
Invitation Homes Incorporated			12,009	344,538
Mid-America Apartment Communities Incorporated			2,291	296,135
Prologis Incorporated			7,924	667,835
Public Storage Incorporated			1,367	285,867
Retail Opportunity Investment Corporation			19,814	297,210
SBA Communications Corporation			2,229	590,886
Simon Property Group Incorporated			3,518	432,995
STAG Industrial Incorporated			7,022	196,476
Sun Communities Incorporated			3,204	489,828
VICI Properties Incorporated			18,047	452,258
				8,182,474
Total Common Stocks (Cost $20,166,359)				22,835,562
	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 13.03%
Communication Services : 1.67%
Diversified Telecommunication Services : 0.32%
CenturyLink Incorporated	6.45%	6-15-2021	$155,000	160,813
CenturyLink Incorporated Series W	6.75	12-1-2023	260,000	285,925

2

Wells Fargo Real Return Portfolio	Portfolio of investments —- February 29, 2020 (unaudited)
	Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
Level 3 Financing Incorporated	5.38%	1-15-2024	$125,000	$124,690
				571,428
Entertainment : 0.35%	5.38	2-1-2021	600,000	612,000
Netflix Incorporated
Media : 0.66%
Block Communications Incorporated 144A	6.88	2-15-2025	185,000	191,290
CSC Holdings LLC	6.75	11-15-2021	125,000	132,253
DISH DBS Corporation	5.88	7-15-2022	190,000	198,256
DISH DBS Corporation	6.75	6-1-2021	155,000	160,504
Sirius XM Radio Incorporated 144A	3.88	8-1-2022	650,000	648,460
				1,330,763
Wireless Telecommunication Services : 0.25%
Sprint Corporation	7.88	9-15-2023	155,000	177,216
Sprint Spectrum Company LLC 144A	3.36	3-20-2023	76,563	77,183
T-Mobile USA Incorporated	4.00	4-15-2022	175,000	179,594
				433,993
Consumer Discretionary : 1.90%
Auto Components : 0.03%	5.00	10-1-2024	60,000	60,673
Allison Transmission Incorporated 144A
Hotels, Restaurants & Leisure : 0.08%	7.75	3-15-2022	130,000	142,350
MGM Resorts International
Household Durables : 0.89%
KB Home	7.50	9-15-2022	315,000	353,588
Lennar Corporation	6.63	5-1-2020	305,000	306,678
Newell Brands Incorporated	3.85	4-1-2023	267,000	277,588
Pulte Group Incorporated	4.25	3-1-2021	400,000	405,000
Toll Brothers Finance Corporation	5.88	2-15-2022	225,000	235,688
				1,578,542
Specialty Retail : 0.90%
Gap Incorporated	5.95	4-12-2021	310,000	315,475
Group 1 Automotive Incorporated	5.00	6-1-2022	395,000	393,524
L Brands Incorporated	6.63	4-1-2021	365,000	380,075
Penske Auto Group Incorporated	3.75	8-15-2020	385,000	385,963
Penske Auto Group Incorporated	5.75	10-1-2022	110,000	111,100
				1,586,137
Consumer Staples : 0.44%
Food Products : 0.19%	6.63	6-15-2024	330,000	339,075
Albertsons Companies
Personal Products : 0.25%
Edgewell Personal Care Company	4.70	5-19-2021	380,000	384,465
Edgewell Personal Care Company	4.70	5-24-2022	60,000	61,433
				445,898

3

Portfolio of investments — February 29, 2020 (unaudited)			Wells Fargo Real Return Portfolio
	Interest rate	Maturity date	Principal	Value
Energy : 1.92%
Oil, Gas & Consumable Fuels : 1.92%
Antero Resources Corporation	5.38%	11-1-2021	$190,000	$158,413
Archrock Partners LP	6.00	10-1-2022	240,000	240,216
Buckeye Partners LP 144A	4.13	3-1-2025	50,000	50,005
Crestwood Midstream Partners LP	6.25	4-1-2023	210,000	199,542
DCP Midstream Operating LP 144A	5.35	3-15-2020	445,000	445,557
NuStar Logistics LP	4.80	9-1-2020	210,000	211,313
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	405,000	406,243
Sabine Pass Liquefaction LLC	6.25	3-15-2022	250,000	268,940
Southern Star Central Corporation 144A	5.13	7-15-2022	375,000	379,962
Suburban Propane Partners LP	5.50	6-1-2024	345,000	341,384
Tallgrass Energy Partners LP 144A	4.75	10-1-2023	360,000	345,607
Targa Resources Partners LP	4.25	11-15-2023	345,000	341,723
				3,388,905
Financials : 1.34%
Banks : 0.18%	5.00	8-15-2022	305,000	318,884
CIT Group Incorporated
Capital Markets : 0.14%	10.00	10-15-2025	230,000	248,975
Blue Cube Spinco Incorporated
Consumer Finance : 0.71%
Ford Motor Credit Company LLC	3.34	3-18-2021	170,000	171,493
Ford Motor Credit Company LLC	5.60	1-7-2022	160,000	168,819
Navient Corporation	5.00	10-26-2020	400,000	403,880
Springleaf Finance Corporation	6.13	3-15-2024	95,000	100,115
Springleaf Finance Corporation	7.75	10-1-2021	390,000	414,418
				1,258,725
Insurance : 0.11%	7.63	9-24-2021	180,000	184,828
Genworth Holdings Incorporated
Health Care : 1.41%
Health Care Providers & Services : 1.41%
Acadia Healthcare Company Incorporated	5.13	7-1-2022	312,000	312,390
Centene Corporation	4.75	5-15-2022	435,000	439,193
Centene Corporation 144A	4.75	1-15-2025	130,000	133,296
HCA Incorporated	7.50	2-15-2022	150,000	165,780
HealthSouth Corporation	5.13	3-15-2023	290,000	290,725
Magellan Health Incorporated	4.90	9-22-2024	180,000	184,500
MEDNAX Incorporated 144A	5.25	12-1-2023	335,000	327,881
Molina Healthcare Incorporated	5.38	11-15-2022	400,000	416,288
Tenet Healthcare Corporation	4.63	7-15-2024	125,000	125,003
Universal Health Services Incorporated 144A	4.75	8-1-2022	105,000	105,211
				2,500,267
Industrials : 1.60%
Aerospace & Defense : 0.20%	6.15	8-15-2020	350,000	355,352
Alcoa Incorporated
Airlines : 0.55%
American Airlines Group Company 144A	5.00	6-1-2022	605,000	606,513

4

Wells Fargo Real Return Portfolio	Portfolio of investments —- February 29, 2020 (unaudited)
	Interest rate	Maturity date	Principal	Value
Airlines (continued)
United Continental Holdings Incorporated	4.25%	10-1-2022	$360,000	$360,000
				966,513
Commercial Services & Supplies : 0.21%	6.25	10-15-2021	350,000	364,952
ADT Corporation
Construction & Engineering : 0.16%
Great Lakes Dredge & Dock Corporation	8.00	5-15-2022	155,000	162,146
Taylor Morrison Communities Incorporated 144A	5.88	4-15-2023	110,000	117,700
				279,846
Industrial Conglomerates : 0.09%	5.55	5-4-2020	165,000	166,005
General Electric Company
Trading Companies & Distributors : 0.39%
Aircastle Limited	5.13	3-15-2021	275,000	283,642
Fortress Transportation & Infrastructure Investors LLC 144A	6.75	3-15-2022	415,000	415,838
				699,480
Information Technology : 0.89%
Electronic Equipment, Instruments & Components : 0.21%	5.13	10-1-2021	350,000	362,782
Anixter International Incorporated
IT Services : 0.20%	5.50	5-1-2025	345,000	353,625
Cardtronics Incorporated 144A
Semiconductors & Semiconductor Equipment : 0.07%	5.00	4-15-2025	120,000	121,819
Broadcom Incorporated 144A
Software : 0.22%	4.20	9-15-2020	395,000	396,778
Symantec Corporation
Technology Hardware, Storage & Peripherals : 0.19%
Dell International LLC 144A	7.13	6-15-2024	170,000	177,863
EMC Corporation	2.65	6-1-2020	158,000	157,479
				335,342
Materials : 0.85%
Chemicals : 0.16%	6.63	5-15-2023	305,000	293,816
Chemours Company
Containers & Packaging : 0.39%
Berry Global Incorporated	5.50	5-15-2022	70,000	70,350
Owens-Brockway Glass Container Incorporated 144A	5.00	1-15-2022	350,000	360,500
Sealed Air Corporation 144A	5.13	12-1-2024	50,000	53,625
Sealed Air Corporation 144A	5.25	4-1-2023	190,000	200,213
				684,688
Metals & Mining : 0.30%	3.55	3-1-2022	520,000	524,628
Freeport-McMoRan Incorporated

5

Portfolio of investments — February 29, 2020 (unaudited)			Wells Fargo Real Return Portfolio
	Interest rate	Maturity date	Principal	Value
Real Estate : 0.48%
Equity REITs : 0.19%
CoreCivic Incorporated	4.63%	5-1-2023	$245,000	$245,539
CoreCivic Incorporated	5.00	10-15-2022	35,000	35,718
SBA Communications Corporation	4.00	10-1-2022	60,000	60,661
				341,918
Real Estate Management & Development : 0.49%	5.25	12-1-2021	360,000	361,800
Realogy Group LLC 144A
Washington Prime Group Incorporated	3.85	4-1-2020	515,000	515,000
				876,800
Utilities : 0.53%
Electric Utilities : 0.14%
DPL Incorporated	7.25	10-15-2021	145,000	150,075
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	100,000	101,850
				251,925
Independent Power & Renewable Electricity Producers : 0.39%
TerraForm Power Operating LLC 144A	4.25	1-31-2023	500,000	508,135
The AES Corporation	4.50	3-15-2023	185,000	184,079
				692,214
Total Corporate Bonds and Notes (Cost $23,173,684)				23,069,926
Loans : 4.22%
Communication Services : 1.33%
Diversified Telecommunication Services : 0.05%	3.35	3-1-2027	87,348	85,273
Level 3 Financing Incorporated (1 Month LIBOR +1.75%) ±
Entertainment : 0.08%
Live Nation Entertainment Incorporated Term Loan B4 (1 Month	3.44	10-17-2026	136,500	133,429
LIBOR +1.75%) ±
Media : 0.80%
Charter Communications Operating LLC (1 Month LIBOR +1.75%)	3.36	4-30-2025	576,285	569,513
±
CSC Holdings LLC (1 Month LIBOR +2.50%) ±	4.16	4-15-2027	371,618	366,972
Diamond Sports Group LLC (1 Month LIBOR +3.25%) ±	4.88	8-24-2026	349,125	317,704
Virgin Media Bristol LLC (1 Month LIBOR +2.50%) ±	4.16	1-31-2028	175,000	171,792
				1,425,981
Wireless Telecommunication Services : 0.40%
SBA Senior Finance II LLC (1 Month LIBOR +1.75%) ±	3.36	4-11-2025	431,885	426,486
Sprint Communications Incorporated (1 Month LIBOR +2.50%) ± "	4.13	2-2-2024	280,000	277,200
				703,686
Consumer Discretionary : 0.26%
Auto Components : 0.10%
Allison Transmission Incorporated (1 Month LIBOR +1.75%) ±	3.38	3-29-2026	30,699	30,744

6

Wells Fargo Real Return Portfolio	Portfolio of investments —- February 29, 2020 (unaudited)
	Interest rate	Maturity date	Principal	Value
Auto Components (continued)
Belron Finance US LLC (3 Month LIBOR +2.25%) ± "	3.99%	11-7-2024	$156,800	$155,428
				186,172
Hotels, Restaurants & Leisure : 0.12%
Wyndham Hotels & Resorts Incorporated (1 Month LIBOR +1.75%)	3.35	5-30-2025	217,250	214,969
±
Specialty Retail : 0.04%	3.86	7-5-2024	64,064	62,703
Sally Beauty Holdings Incorporated (1 Month LIBOR +2.25%) ±
Consumer Staples : 0.07%
Food Products : 0.07%	3.60	1-26-2024	131,416	129,883
Prestige Brands Incorporated (1 Month LIBOR +2.00%) ±
Energy : 0.13%
Oil, Gas & Consumable Fuels : 0.13%	4.41	11-1-2026	230,000	226,934
Buckeye Partners LP (1 Month LIBOR +2.75%) ±
Financials : 0.36%
Consumer Finance : 0.20%	3.35	11-16-2026	364,425	360,894
TransUnion LLC (1 Month LIBOR +1.75%) ±
Diversified Financial Services : 0.16%
Delos Finance SARL (3 Month LIBOR +1.75%) ±	3.69	10-6-2023	140,000	139,125
LPL Holdings Incorporated (1 Month LIBOR +1.75%) ±	3.36	11-12-2026	140,303	139,952
				279,077
Health Care : 0.23%
Health Care Providers & Services : 0.23%
HCA Incorporated (1 Month LIBOR +1.75%) ±	3.35	3-18-2026	368,025	366,645
Select Medical Corporation (3 Month LIBOR +2.50%) ±<	4.58	3-6-2025	49,214	48,722
				415,367
Industrials : 1.06%
Aerospace & Defense : 0.09%	3.38	8-21-2024	156,250	155,567
Rexnord LLC (1 Month LIBOR +1.75%) ±
Airlines : 0.23%
United Airlines Incorporated (1 Month LIBOR +1.75%) ±	3.35	4-1-2024	68,075	65,948
WestJet Airlines Limited (1 Month LIBOR +3.00%) ±	4.65	12-11-2026	360,000	346,140
				412,088
Building Products : 0.18%
Advanced Drainage Systems Incorporated (1 Month LIBOR	3.94	7-31-2026	324,125	322,099
+2.25%) ±
Commercial Services & Supplies : 0.39%
Advanced Disposal Services Incorporated (1 Month LIBOR	3.83	11-10-2023	177,126	176,609
+2.25%) ±
Aramark Services Incorporated (1 Month LIBOR +1.75%) ±	3.35	3-28-2024	106,844	105,909
Aramark Services Incorporated (1 Month LIBOR +1.75%) ±	3.35	3-11-2025	364,323	361,135

7

Portfolio of investments — February 29, 2020 (unaudited)			Wells Fargo Real Return Portfolio
	Interest rate	Maturity date	Principal	Value
Commercial Services & Supplies (continued)
KAR Auction Services Incorporated (1 Month LIBOR +2.25%) ±"	3.94%	9-19-2026	$39,067	$38,677
				682,330
Electronic Equipment, Instruments & Components : 0.05%	3.40	9-20-2026	87,290	87,748
Sensata Technologies Incorporated (1 Month LIBOR +1.75%) ±
Machinery : 0.02%	4.44	1-31-2024	38,045	38,045
Columbus McKinnon Corporation (3 Month LIBOR +2.50%) ±"
Road & Rail : 0.10%	3.91	12-30-2026	180,000	178,799
Genesee & Wyoming Incorporated (3 Month LIBOR +2.00%) ±
Information Technology : 0.41%
Electronic Equipment, Instruments & Components : 0.13%
CDW LLC (1 Month LIBOR +1.75%) ±	3.36	10-13-2026	196,438	195,293
Dell International LLC (1 Month LIBOR +2.00%) ±	3.61	9-19-2025	38,855	38,357
				233,650
Semiconductors & Semiconductor Equipment : 0.18%	3.60	9-19-2026	314,213	310,090
ON Semiconductor Corporation (1 Month LIBOR +2.00%) ±
Software : 0.10%
SS&C Technologies Incorporated (1 Month LIBOR +1.75%) ±	3.35	4-16-2025	102,767	101,311
SS&C Technologies Incorporated (1 Month LIBOR +1.75%) ±	3.35	4-16-2025	73,331	72,292
				173,603
Materials : 0.37%
Chemicals : 0.27%	3.60	4-1-2024	491,039	481,219
Ineos US Finance LLC (1 Month LIBOR +2.00%) ±
Containers & Packaging : 0.10%	3.67	10-1-2022	175,000	172,594
Berry Global Incorporated (1 Month LIBOR +2.00%) <±%%
Total Loans (Cost $7,616,299)				7,472,200
U.S. Treasury Securities : 66.00%	0.13	1-15-2022	3,099,560	3,120,329
TIPS
TIPS	0.13	7-15-2022	2,961,269	3,001,497
TIPS	0.13	1-15-2023	5,354,973	5,418,087
TIPS	0.13	7-15-2024	4,577,875	4,690,943
TIPS	0.13	10-15-2024	2,984,738	3,062,298
TIPS	0.13	7-15-2026	3,639,644	3,754,286
TIPS	0.25	1-15-2025	5,983,499	6,163,333
TIPS	0.25	7-15-2029	1,737,975	1,827,546
TIPS	0.25	2-15-2050	434,848	453,210
TIPS	0.38	7-15-2023	5,758,559	5,913,129
TIPS	0.38	7-15-2025	6,089,944	6,351,933
TIPS	0.38	1-15-2027	3,164,835	3,310,427
TIPS	0.38	7-15-2027	1,533,745	1,614,040
TIPS	0.50	1-15-2028	3,328,519	3,530,760
TIPS	0.63	4-15-2023	4,086,473	4,198,960
TIPS	0.63	1-15-2024	4,526,466	4,695,409
TIPS	0.63	1-15-2026	5,347,968	5,646,284
TIPS	0.63	2-15-2043	2,050,998	2,281,856
TIPS	0.75	7-15-2028	2,267,562	2,470,746
TIPS	0.75	2-15-2042	2,769,204	3,154,983

8

Wells Fargo Real Return Portfolio	Portfolio of investments —- February 29, 2020 (unaudited)
	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)	0.75%	2-15-2045	$2,411,707	$2,772,279
TIPS
TIPS	0.88	1-15-2029	880,319	969,376
TIPS	0.88	2-15-2047	1,069,873	1,277,445
TIPS	1.00	2-15-2046	1,550,878	1,889,517
TIPS	1.00	2-15-2048	1,193,182	1,474,173
TIPS	1.00	2-15-2049	709,748	884,292
TIPS	1.38	2-15-2044	2,238,298	2,897,917
TIPS	1.75	1-15-2028	2,348,996	2,720,119
TIPS	2.00	1-15-2026	2,913,143	3,313,085
TIPS	2.13	2-15-2040	1,236,487	1,746,752
TIPS	2.13	2-15-2041	1,578,290	2,253,852
TIPS	2.38	1-15-2025	4,001,227	4,537,134
TIPS	2.38	1-15-2027	2,159,871	2,559,151
TIPS	2.50	1-15-2029	2,262,141	2,818,714
TIPS	3.38	4-15-2032	912,076	1,307,111
TIPS	3.63	4-15-2028	1,835,076	2,412,619
TIPS	3.88	4-15-2029	2,407,282	3,315,445
U.S. Treasury Bond	0.13	1-15-2030	2,931,591	3,048,578
Total U.S. Treasury Securities (Cost $108,612,975)				116,857,615
Yankee Corporate Bonds and Notes : 2.12%
Communication Services : 0.46%
Media : 0.46%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	425,000	425,531
Videotron Limited	5.00	7-15-2022	375,000	387,191
				812,722
Consumer Discretionary : 0.29%
Automobiles : 0.14%	4.50	4-15-2020	255,000	255,286
Fiat Chrysler Automobiles NV
Hotels, Restaurants & Leisure : 0.15%	6.25	2-15-2022	250,000	256,875
International Game Technology plc 144A
Energy : 0.21%
Energy Equipment & Services : 0.21%	6.75	9-30-2024	355,000	363,882
Alcoa Nederland Holding Company BV 144A
Health Care : 0.62%
Pharmaceuticals : 0.62%
Bausch Health Companies Incorporated 144A	6.50	3-15-2022	430,000	435,375
Teva Pharmaceutical Finance BV	2.20	7-21-2021	620,000	601,462
Teva Pharmaceutical Finance BV	3.65	11-10-2021	70,000	69,570
				1,106,407
Information Technology : 0.10%
Communications Equipment : 0.10%	3.38	6-12-2022	180,000	180,454
Nokia OYJ
Materials : 0.44%
Chemicals : 0.24%	5.25	8-15-2022	400,000	425,578
Park Aerospace Holdings Company 144A

9

Portfolio of investments — February 29, 2020 (unaudited)				Wells Fargo Real Return Portfolio
		Interest Rate	Maturity Date	Shares	Value
Metals & Mining : 0.20%		4.75%	5-15-2022	345,000	$351,103
FMG Resources Proprietary Limited 144A
Total Yankee Corporate Bonds and Notes (Cost $3,757,926)					3,752,307
		Yield
Short-Term Investments : 0.55%
Investment Companies : 0.55%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		1.52		976,977	976,977
Total Short-Term Investments (Cost $976,977)					976,977
Total investments in securities (Cost $164,304,220)	98.82%				174,964,587
Other assets and liabilities, net	1.18				2,084,534
	____				_________________
Total net assets	100.00%				$177,049,121
	_____				_________________

†Non-income-earning security

144A The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±Variable rate investment. The rate shown is the rate in effect at period end.

" Security is valued using significant unobservable inputs.

< All or a portion of the position represents an unfunded loan commitment. %% The security is purchased on a when-issued basis.

(l)The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)The rate represents the 7-day annualized yield at period end.

##All or a portion of this security is segregated for when-issued securities and/or unfunded loans.

Abbreviations:
ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
TIPS	Treasury Inflation-Protected Securities
REIT	Real estate investment trust

10

Futures Contracts
	Number of	Expiration	Notional	Notional	Unrealized	Unrealized
Description	contracts	date	cost	value	gains	losses
Long	14
2-Year U.S. Treasury Notes		6-30-2020	$3,038,606	$3,056,594	$17,988	$0
Short	(10)				0
10-Year U.S. Treasury Notes		6-19-2020	(1,329,492)	(1,347,500)		(18,008)
10-Year Ultra Futures	(3)	6-19-2020	(443,568)	(450,656)	0	(7,088)
U.S. Ultra Bond	(8)	6-19-2020	(1,618,986)	(1,660,000)	0	(41,014)
5-Year U.S. Treasury Notes	(21)	6-30-2020	(2,551,595)	(2,577,750)	0	(26,155)
					$17,988	$(92,265)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares,			Shares,	Value,	%
	beginning of	Shares	Shares	end of	end	of
	period	purchased	sold	period	of period	net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	0	3,588,528	(3,588,528)	0	$0
Wells Fargo Government Money Market Fund Select Class	2,121,643	30,936,968	(32,081,634)	976,977	976,977
					$976,977	0.55%
*No longer held at the end of the period

Wells Fargo Real Return Portfolio (the "Portfolio")

Notes to Portfolio of investments – February 29, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio's Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 29, 2020, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of February 29, 2020, the Portfolio had unfunded loan commitments of $176,792.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange's clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio's payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation- indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio's assets and liabilities as of February 29, 2020:

		Other significant	Significant
	Quoted prices	observable inputs	unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Investments in :
Common stocks
Consumer staples	$6,456,183	$0	$0	$6,456,183
Energy	2,843,338	0	0	2,843,338

Financials	191,547	0	0	191,547
Materials	4,864,810	297,210	0	5,162,020
Real estate	8,182,474	0	0	8,182,474
Corporate bonds and notes	0	23,069,926	0	23,069,926
Loans	0	6,962,850	509,350	7,472,200
U.S. Treasury securities	116,857,615	0	0	116,857,615
Yankee corporate bonds and notes	0	3,752,307	0	3,752,307
Short-term investments
Investment companies	976,977	0	0	976,977
	140,372,944	34,082,293	509,350	174,964,587
Futures contracts	17,988	0	0	17,988

Total assets

Liabilities

Futures contracts

Total liabilities

$140,390,932	$34,082,293	$509,350	$174,982,575

$92,265	$0	$0	$92,265

$92,265	$0	$0	$92,265

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

For the nine months ended February 29, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
	Shares	Value
Common Stocks : 96.39%
Communication Services : 0.69%
Entertainment : 0.69%
Lions Gate Entertainment Class B †	725,053	$5,365,392
Zynga Incorporated Class A †	780,438	5,236,739
		10,602,131
Consumer Discretionary : 9.64%
Auto Components : 1.03%	250,405	15,875,677
Fox Factory Holding Corporation †
Diversified Consumer Services : 1.38%
Houghton Mifflin Harcourt Company †	1,116,354	6,106,456
Strategic Education Incorporated	103,552	15,261,494
		21,367,950
Hotels, Restaurants & Leisure : 2.79%
Eldorado Resorts Incorporated †«	414,109	20,779,990
Extended Stay America Incorporated	919,452	10,095,583
International Game Technology	1,139,430	12,123,535
		42,999,108
Household Durables : 0.90%	546,331	13,920,514
Skyline Champion Corporation †
Leisure Products : 0.67%	609,640	10,351,687
Callaway Golf Company
Specialty Retail : 2.25%
Burlington Stores Incorporated †	83,668	18,094,042
Children's Place Retail Stores Incorporated «	168,792	9,722,419
Monro Muffler Brake Incorporated	123,165	6,912,020
		34,728,481
Textiles, Apparel & Luxury Goods : 0.62%	429,502	9,603,665
G-III Apparel Group Limited †
Consumer Staples : 1.48%
Food & Staples Retailing : 1.48%	540,754	22,927,970
Performance Food Group Company †
Energy : 0.85%
Oil, Gas & Consumable Fuels : 0.85%
GasLog Limited	700,349	3,928,958
Parsley Energy Incorporated Class A	687,562	9,213,331
		13,142,289
Financials : 11.15%
Banks : 1.49%
SVB Financial Group †	60,419	12,576,819
Triumph Bancorp Incorporated †	311,253	10,542,139
		23,118,958
Capital Markets : 4.58%
Evercore Partners Incorporated Class A	294,391	19,612,328

1

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo Small Company Growth Portfolio
	Shares	Value
Capital Markets (continued)
Focus Financial Partners Class A †	422,776	$11,495,279
Stifel Financial Corporation	367,918	20,029,456
VIRTU Financial Incorporated Class A	479,402	9,017,552
Virtus Investment Partners Incorporated	95,665	10,561,416
		70,716,031
Consumer Finance : 0.78%	156,146	12,010,750
FirstCash Financial Services Incorporated
Insurance : 3.10%
Argo Group International Holdings Limited	218,416	12,288,084
BRP Group Incorporated Class A †	368,707	5,692,836
Goosehead Insurance Incorporated Class A	269,290	14,606,290
Palomar Holdings Incorporated †	301,466	15,317,487
		47,904,697
Thrifts & Mortgage Finance : 1.20%	424,897	18,542,505
Essent Group Limited
Health Care : 26.98%
Biotechnology : 9.57%
ACADIA Pharmaceuticals Incorporated †	289,437	12,370,537
Alnylam Pharmaceuticals Incorporated †	109,127	12,839,883
Amicus Therapeutics Incorporated †	887,172	8,468,057
bluebird bio Incorporated †	94,041	6,801,986
Blueprint Medicines Corporation †	139,936	7,574,736
CareDx Incorporated †	323,401	7,538,477
Emergent BioSolutions Incorporated †	191,904	11,260,927
Flexion Therapeutics Incorporated †«	416,043	6,569,319
Galapagos NV †«	28,497	6,023,126
Immunomedics Incorporated †	536,191	8,579,056
Intercept Pharmaceuticals Incorporated †	61,945	5,695,223
Invitae Corporation †«	388,287	7,913,289
Ionis Pharmaceuticals Incorporated †	148,354	7,533,416
Iovance Biotherapeutics Incorporated †	369,318	12,154,255
Ironwood Pharmaceuticals Incorporated	890,994	10,727,568
Momenta Pharmaceuticals Incorporated †	371,595	10,512,423
Zymeworks Incorporated †	130,598	5,345,376
		147,907,654
Health Care Equipment & Supplies : 5.80%
Atricure Incorporated †	322,676	12,397,212
Axogen Incorporated †	443,234	5,487,237
Axonics Modulation Technologies Incorporated †«	386,610	13,703,391
Cerus Corporation †	1,553,245	7,983,679
Glaukos Corporation †	293,695	12,916,706
Novocure Limited †	106,667	7,760,024
Silk Road Medical Incorporated †	391,177	15,588,403
Tactile Systems Technology Class I †	272,893	13,756,536
		89,593,188
Health Care Providers & Services : 2.94%
AMN Healthcare Services Incorporated †	268,476	19,759,834
HealthEquity Incorporated †	155,133	11,012,892
PetIQ Incorporated †	469,206	14,592,307
		45,365,033
Health Care Technology : 4.37%
Allscripts Healthcare Solutions Incorporated †	965,512	7,279,960
Evolent Health Incorporated Class A †	842,461	7,784,340
Omnicell Incorporated †	208,968	17,024,623

2

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
	Shares	Value
Health Care Technology (continued)
Phreesia Incorporated †	315,859	$9,804,263
Tabula Rasa Healthcare Incorporated †«	214,445	12,045,376
Teladoc Incorporated †«	109,264	13,653,629
		67,592,191
Life Sciences Tools & Services : 3.63%
Adaptive Biotechnologies Corporation †	209,703	5,892,654
ICON plc ADR †	168,923	26,362,123
Syneos Health Incorporated †	375,684	23,799,581
		56,054,358
Pharmaceuticals : 0.67%	238,179	10,332,205
Pacira Pharmaceuticals Incorporated †
Industrials : 14.95%
Aerospace & Defense : 1.47%
AAR Corporation	302,225	10,441,874
Kratos Defense & Security Solutions Incorporated †	757,282	12,313,405
		22,755,279
Air Freight & Logistics : 0.79%	265,785	12,287,241
Hub Group Incorporated Class A †
Building Products : 1.67%
A.O. Smith Corporation	125,615	4,968,073
Masonite International Corporation †	185,488	13,633,368
PGT Incorporated †	472,446	7,167,006
		25,768,447
Commercial Services & Supplies : 1.22%
IAA Incorporated †	215,789	9,218,506
KAR Auction Services Incorporated	497,972	9,585,961
		18,804,467
Construction & Engineering : 0.31%	162,551	4,805,008
Dycom Industries Incorporated †
Electrical Equipment : 0.96%	401,237	14,809,658
Atkore International Incorporated †
Machinery : 4.79%
Chart Industries Incorporated †	177,828	10,121,970
Circor International Incorporated †	189,284	6,810,438
Gardner Denver Holdings Incorporated †	468,479	15,361,426
SPX Corporation †	470,811	19,741,105
Wabash National Corporation	693,275	7,612,160
Woodward Governor Company	138,762	14,320,238
		73,967,337
Professional Services : 2.22%
ASGN Incorporated †	349,544	17,725,376
ICF International Incorporated	217,150	16,499,057
		34,224,433
Road & Rail : 1.52%
Knight-Swift Transportation Holdings Incorporated	327,506	10,460,542

3

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo Small Company Growth Portfolio
	Shares	Value
Road & Rail (continued)
Schneider National Incorporated Class B	731,121	$13,094,377
		23,554,919
Information Technology : 25.99%
Communications Equipment : 2.75%
Ciena Corporation †	541,199	20,809,102
Lumentum Holdings Incorporated †	278,545	21,676,372
		42,485,474
IT Services : 6.46%
Black Knight Incorporated †	284,850	19,002,344
Euronet Worldwide Incorporated †	131,774	16,345,247
KBR Incorporated	522,896	13,574,380
LiveRamp Holdings Incorporated †	519,286	18,403,496
Verra Mobility Corporation †	897,934	13,599,210
WEX Incorporated †	100,693	18,853,757
		99,778,434
Semiconductors & Semiconductor Equipment : 3.53%
Cabot Microelectronics Corporation	87,777	12,225,581
FormFactor Incorporated †	348,864	7,804,088
Onto Innovation Incorporated †	320,218	9,789,064
Silicon Motion Technology Corporation ADR	266,562	9,921,438
Teradyne Incorporated	250,216	14,702,692
		54,442,863
Software : 13.25%
Benefitfocus Incorporated †	284,345	3,548,626
Box Incorporated Class A †	881,336	14,762,378
Cornerstone OnDemand Incorporated †	372,902	15,300,169
CyberArk Software Limited †	153,315	16,052,081
Mimecast Limited †	298,411	11,814,091
Nuance Communications Incorporated	974,674	21,072,452
Pagerduty Incorporated †«	553,988	11,412,153
PTC Incorporated †	289,070	21,839,239
RealPage Incorporated †	421,122	26,993,920
Sprout Social Incorporated Class A †«	309,589	6,083,424
SS&C Technologies Holdings Incorporated	447,311	24,825,761
Talend SA ADR †	154,556	5,706,208
Zendesk Incorporated †	180,920	14,348,765
Zuora Incorporated †	826,803	10,946,872
		204,706,139
Materials : 3.67%
Chemicals : 1.56%
Element Solutions Incorporated †	1,372,077	14,255,880
Orion Engineered Carbons SA	692,227	9,836,546
		24,092,426
Construction Materials : 0.42%	244,976	6,575,156
US Concrete Incorporated †
Metals & Mining : 0.62%	360,147	9,590,715
Steel Dynamics Incorporated
Paper & Forest Products : 1.07%	464,857	16,493,126
Boise Cascade Company

4

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
			Shares	Value
Real Estate : 0.99%
Equity REITs : 0.99%			273,287	$15,350,529
QTS Realty Trust Incorporated Class A
Total Common Stocks (Cost $1,175,423,051)				1,489,148,693
		Expiration date
Rights : 0.00%
Communication Services : 0.00%
Media : 0.00%		12-31-2020	347,897	0
Media General Incorporated (a)
Total Rights (Cost $0)				0
		Yield
Short-Term Investments : 8.47%
Investment Companies : 8.47%
Securities Lending Cash Investments LLC (l)(r)(u)		1.66%	74,463,846	74,471,292
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.52	56,335,601	56,335,601
Total Short-Term Investments (Cost $130,800,930)				130,806,893
Total investments in securities (Cost $1,306,223,981)	104.86%			1,619,955,586
Other assets and liabilities, net	(4.86)			(75,152,028)
	____			_________________
Total net assets	100.00%			$1,544,803,558
	_____			_________________

†Non-income-earning security

«All or a portion of this security is on loan.

(a)The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust

5

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares,			Shares,	Value,	% of
	beginning of	Shares	Shares	end of	end	net
Short-Term Investments	period	purchased	sold	period	of period	assets

Investment Companies
Securities Lending Cash Investments LLC	117,789,132	559,621,411	(602,946,697)	74,463,846	$74,471,292
Wells Fargo Government Money Market Fund Select Class	77,449,512	491,269,495	(512,383,406)	56,335,601	56,335,601
					$130,806,893	8.47%

Wells Fargo Small Company Growth Portfolio (the "Portfolio")

Notes to Portfolio of investments – February 29, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio's Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio's assets and liabilities as of February 29, 2020:

			Significant
		Other significant	unobservable
	Quoted prices	observable inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$10,602,131	$0	$0	$10,602,131
Consumer discretionary	148,847,082	0	0	148,847,082
Consumer staples	22,927,970	0	0	22,927,970
Energy	13,142,289	0	0	13,142,289
Financials	172,292,941	0	0	172,292,941
Health care	416,844,629	0	0	416,844,629
Industrials	230,976,789	0	0	230,976,789
Information technology	401,412,910	0	0	401,412,910
Materials	56,751,423	0	0	56,751,423
Real estate	15,350,529	0	0	15,350,529
Rights
Communication services	0	0	0	0
Short-term investments
Investment companies	130,806,893	0	0	130,806,893

Total assets	$1,619,955,586	$0	$0	$1,619,955,586

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended February 29, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Small Company Value Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
	Shares	Value
Common Stocks : 98.96%
Communication Services : 0.09%
Media : 0.09%	105,797	$444,347
Gannett Company Incorporated
Consumer Discretionary : 11.44%
Auto Components : 0.89%	290,720	4,180,554
Dana Incorporated
Diversified Consumer Services : 0.77%
Collectors Universe Incorporated	81,408	1,872,791
WW International Incorporated †	57,476	1,724,280
		3,597,071
Hotels, Restaurants & Leisure : 1.03%	59,230	4,847,976
Dine Brands Global Incorporated
Household Durables : 2.38%
Cavco Industries Incorporated †	15,459	3,118,389
GoPro Incorporated Class A †«	301,378	1,143,730
Helen of Troy Limited †	20,440	3,364,424
Hooker Furniture Corporation	189,660	3,567,505
		11,194,048
Internet & Direct Marketing Retail : 0.70%	23,486	3,314,109
Stamps.com Incorporated †
Leisure Products : 1.32%
Johnson Outdoors Incorporated Class A	65,003	4,056,837
Malibu Boats Incorporated Class A †	48,700	2,139,878
		6,196,715
Multiline Retail : 0.69%	93,473	3,243,513
Nordstrom Incorporated
Specialty Retail : 2.17%
American Eagle Outfitters Incorporated	189,144	2,436,175
Dick's Sporting Goods Incorporated	101,344	3,689,935
Shoe Carnival Incorporated «	136,091	4,070,482
		10,196,592
Textiles, Apparel & Luxury Goods : 1.49%
Carter's Incorporated	42,566	3,893,512
Rocky Brands Incorporated	128,527	3,129,632
		7,023,144
Consumer Staples : 2.12%
Food & Staples Retailing : 0.72%	93,898	3,358,731
Ingles Markets Incorporated Class A
Food Products : 0.80%	296,648	3,770,396
Hostess Brands Incorporated †
Household Products : 0.60%	105,591	2,827,727
Central Garden & Pet Company †

1

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo Small Company Value Portfolio
	Shares	Value
Energy : 4.11%
Energy Equipment & Services : 0.82%
Helix Energy Solutions Group Incorporated †	372,537	$2,499,723
Tidewater Incorporated †	96,933	1,346,399
		3,846,122
Oil, Gas & Consumable Fuels : 3.29%
Dorian LPG Limited †	106,022	1,178,965
PBF Energy Incorporated Class A	96,968	2,171,114
QEP Resources Incorporated	689,189	1,550,675
Southwestern Energy Company †	794,322	1,127,937
Targa Resources Corporation	137,165	4,444,146
Teekay Tankers Ltd Class A †	195,215	3,230,808
W&T Offshore Incorporated †	686,137	1,783,956
		15,487,601
Financials : 25.64%
Banks : 14.31%
Ameris Bancorp	127,111	4,344,654
Banc of California Incorporated	143,539	2,200,453
Banner Corporation	89,762	4,096,738
Customers Bancorp Incorporated †	230,339	4,673,578
FB Financial Corporation	135,838	4,424,244
First Foundation Incorporated	247,217	3,578,466
First Interstate BancSystem Class A	123,321	4,200,313
Great Southern Bancorp Incorporated	86,062	4,415,841
Heritage Financial Corporation	185,192	4,294,602
Independent Bank Corporation	225,101	4,405,227
Midland States Bancorp Incorporated	187,018	4,454,769
OFG Bancorp	209,889	3,513,542
Orrstown Financial Services Incorporated	60,829	1,082,756
Triumph Bancorp Incorporated †	105,953	3,588,628
Umpqua Holdings Corporation	300,574	4,625,834
Univest Corporation of Pennsylvania	196,923	4,607,998
Western Alliance Bancorp	104,777	4,823,933
		67,331,576
Capital Markets : 1.52%
Piper Jaffray Companies Incorporated	64,269	4,503,972
Sculptor Capital Management Incorporated	116,331	2,638,387
		7,142,359
Insurance : 2.34%
American Equity Investment Life Holding Company	140,837	3,560,359
FBL Financial Group Incorporated	59,284	2,831,404
Hallmark Financial Services Incorporated †	50,549	716,785
National General Holdings Corporation	96,044	1,869,977
State Auto Financial Corporation	80,732	2,016,685
		10,995,210
Mortgage REITs : 4.52%
Invesco Mortgage Capital Incorporated	304,397	4,894,704
MFA Financial Incorporated	706,243	5,106,137
New York Mortgage Trust Incorporated	870,566	4,962,226
PennyMac Mortgage Investment Trust	14,110	292,077
Redwood Trust Incorporated	298,502	5,098,414
Two Harbors Investment Corporation	67,408	913,378
		21,266,936

2

Wells Fargo Small Company Value Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
	Shares	Value
Thrifts & Mortgage Finance : 2.95%
Homestreet Incorporated	168,030	$4,551,933
OceanFirst Financial Corporation	202,417	4,137,403
Walker & Dunlop Incorporated	79,648	5,165,173
		13,854,509
Health Care : 8.27%
Biotechnology : 0.39%	19,351	1,811,254
Ligand Pharmaceuticals Incorporated †
Health Care Equipment & Supplies : 1.56%
AngioDynamics Incorporated †	39,634	455,395
Fonar Corporation †	46,794	934,944
ICU Medical Incorporated †	9,528	1,865,678
Lantheus Holdings Incorporated †	35,117	546,069
Merit Medical Systems Incorporated †	98,740	3,555,627
		7,357,713
Health Care Providers & Services : 4.78%
American Renal Associates Holdings †	190,627	1,534,547
AMN Healthcare Services Incorporated †	61,292	4,511,091
Brookdale Senior Living Incorporated †	280,242	1,841,190
Ensign Group Incorporated	107,351	4,777,120
Hanger Incorporated †	145,369	3,353,663
LHC Group Incorporated †	27,086	3,289,866
Option Care Health Incorporated †	216,198	3,188,921
		22,496,398
Pharmaceuticals : 1.54%
ANI Pharmaceuticals Incorporated †	9,824	471,650
Lannett Company Incorporated †«	220,635	1,919,525
Prestige Consumer Healthcare Incorporated †	129,853	4,851,308
		7,242,483
Industrials : 20.44%
Aerospace & Defense : 0.96%	101,218	4,519,384
Ducommun Incorporated †
Air Freight & Logistics : 0.22%	236,824	1,042,026
Radiant Logistics Incorporated †
Airlines : 0.08%	67,842	391,448
Mesa Air Group Incorporated †
Building Products : 1.74%
CSW Industrials Incorporated	52,647	3,466,278
Patrick Industries Incorporated	89,573	4,732,142
		8,198,420
Commercial Services & Supplies : 2.80%
ABM Industries Incorporated	53,845	1,772,577
Ennis Incorporated	187,645	3,771,665
Healthcare Services Group Incorporated	113,018	3,112,516
Stericycle Incorporated †	78,164	4,488,959
		13,145,717
Construction & Engineering : 0.71%	79,197	3,343,697
Comfort Systems Incorporated

3

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo Small Company Value Portfolio
	Shares	Value
Electrical Equipment : 1.29%
Encore Wire Corporation	81,711	$4,001,388
Generac Holdings Incorporated †	19,965	2,056,195
		6,057,583
Machinery : 5.69%
Columbus McKinnon Corporation	124,710	3,877,234
Federal Signal Corporation	129,250	3,748,250
Hillenbrand Incorporated	136,354	3,190,684
Kadant Incorporated	42,574	3,866,571
Miller Industries Incorporated	115,604	3,434,595
Mueller Water Products Incorporated Class A	336,088	3,680,164
NN Incorporated	201,073	1,558,316
Spartan Motors Incorporated	230,073	3,393,577
		26,749,391
Marine : 1.14%
Atlas Corporation	343,796	3,644,238
Costamare Incorporated	264,501	1,727,192
		5,371,430
Professional Services : 2.60%
Barrett Business Services Incorporated	33,199	1,988,620
CBIZ Incorporated †	133,060	3,464,882
Kelly Services Incorporated Class A	162,515	2,699,374
Korn/Ferry International	116,415	4,072,197
		12,225,073
Road & Rail : 0.19%	45,063	892,698
Arcbest Corporation
Trading Companies & Distributors : 3.02%
BMC Stock Holdings Incorporated †	148,169	3,634,586
CAI International Incorporated †	165,820	4,102,387
DXP Enterprises Incorporated †	125,639	3,566,891
Fly Leasing Limited ADR †	170,947	2,923,194
		14,227,058
Information Technology : 12.46%
Communications Equipment : 2.37%
Comtech Telecommunications Corporation	92,298	2,586,190
Inseego Corporation †«	429,984	2,984,089
Lumentum Holdings Incorporated †	63,985	4,979,313
NETGEAR Incorporated †	31,850	601,010
		11,150,602
Electronic Equipment, Instruments & Components : 3.18%
ePlus Incorporated †	26,580	2,013,701
Insight Enterprises Incorporated †	79,254	4,366,103
Methode Electronics Incorporated	84,746	2,598,312
PC Connection Incorporated	101,670	4,134,919
Vishay Precision Group †	66,547	1,828,046
		14,941,081
IT Services : 2.30%
Conduent Incorporated †	404,958	1,324,213
Hackett Group Incorporated	110,874	1,707,460
TTEC Holdings Incorporated	104,260	3,902,452
Unisys Corporation †	113,929	1,769,317

4

Wells Fargo Small Company Value Portfolio	Portfolio of investments — February 29, 2020 (unaudited)
	Shares	Value
IT Services (continued)
Verra Mobility Corporation †	139,596	$2,114,181
		10,817,623
Semiconductors & Semiconductor Equipment : 2.66%
Diodes Incorporated †	95,524	4,204,011
FormFactor Incorporated †	154,638	3,459,252
Ichor Holdings Limited †	77,062	2,228,633
Onto Innovation Incorporated †	86,112	2,632,444
		12,524,340
Software : 1.54%
American Software Incorporated Class A	116,868	1,922,479
Mitek Systems Incorporated †	65,406	569,686
Nuance Communications Incorporated	220,700	4,771,534
		7,263,699
Technology Hardware, Storage & Peripherals : 0.41%	76,564	1,929,413
NCR Corporation †
Materials : 5.15%
Chemicals : 1.15%
Hawkins Incorporated	29,959	1,071,034
Stepan Company	49,246	4,325,276
		5,396,310
Construction Materials : 0.63%	37,496	2,959,559
Eagle Materials Incorporated
Containers & Packaging : 1.32%
Silgan Holdings Incorporated	115,457	3,305,534
UFP Technologies Incorporated †	58,716	2,896,460
		6,201,994
Metals & Mining : 1.89%
Kaiser Aluminum Corporation	48,935	4,626,804
Schnitzer Steel Industries Incorporated Class A	259,450	4,275,736
		8,902,540
Paper & Forest Products : 0.16%	54,017	770,282
PH Glatfelter Company
Real Estate : 5.27%
Equity REITs : 5.27%
Armada Hoffler Properties Incorporated	254,889	4,271,940
Global Medical REIT Incorporated	315,161	4,402,799
Independence Realty Trust Incorporated	333,753	4,425,565
One Liberty Properties Incorporated	143,616	3,461,146
Outfront Media Incorporated	166,158	4,376,602
PotlatchDeltic Corporation	104,490	3,838,963
		24,777,015
Utilities : 3.97%
Electric Utilities : 2.01%
Hawaiian Electric Industries Incorporated	75,838	3,248,900
IDACORP Incorporated	32,711	3,161,191

5

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo Small Company Value Portfolio
			Shares	Value
Electric Utilities (continued)
Otter Tail Corporation			62,944	$3,059,708
				9,469,799
Gas Utilities : 0.95%
National Fuel Gas Company			36,325	1,329,858
Northwest Natural Holding Company			47,463	3,121,642
				4,451,500
Multi-Utilities : 0.69%			116,161	3,221,145
MDU Resources Group Incorporated
Water Utilities : 0.32%			43,989	1,510,137
Artesian Resources Corporation Class A
Total Common Stocks (Cost $468,871,013)				465,478,048
Exchange-Traded Funds : 0.49%			15,900	2,326,647
iShares Russell 2000 Index ETF
Total Exchange-Traded Funds (Cost $2,493,915)				2,326,647
		Expiration date
Warrants : 0.00%
Energy : 0.00%
Energy Equipment & Services : 0.00%		9-16-2024	8,457	0
Parker Drilling Company †(a)
Total Warrants (Cost $0)				0
		Yield
Short-Term Investments : 3.63%
Investment Companies : 3.63%
Securities Lending Cash Investments LLC (l)(r)(u)		1.66%	9,819,329	9,820,311
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.52	7,255,232	7,255,232
Total Short-Term Investments (Cost $17,075,363)				17,075,543
Total investments in securities (Cost $488,440,291)	103.08%			484,880,238
Other assets and liabilities, net	(3.08)			(14,508,338)
	____			_________________
Total net assets	100.00%			$470,371,900
	_____			_________________

†Non-income-earning security

«All or a portion of this security is on loan.

(a)The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust

6

Investments in Affiliates

An affiliated investment is an investment in which thePortfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares,
	beginning			Shares,	Value,	% of
	of	Shares	Shares	end of	end	net
Short-Term Investments	period	purchased	sold	period	of period	assets

Investment Companies
Securities Lending Cash Investments LLC	2,006,789	91,084,887	(83,272,347)	9,819,329	$9,820,311
Wells Fargo Government Money Market Fund Select Class	718,186	42,461,555	(35,924,509)	7,255,232	7,255,232
					$17,075,543	3.63%

Wells Fargo Small Company Value Portfolio (the "Portfolio")

Notes to Portfolio of investments – February 29, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio's Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio's assets and liabilities as of February 29, 2020:

			Significant
		Other significant	unobservable
	Quoted prices	observable inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$444,347	$0	$0	$444,347
Consumer discretionary	53,793,722	0	0	53,793,722
Consumer staples	9,956,854	0	0	9,956,854
Energy	19,333,723	0	0	19,333,723
Financials	120,590,590	0	0	120,590,590
Health care	38,907,848	0	0	38,907,848
Industrials	96,163,925	0	0	96,163,925
Information technology	58,626,758	0	0	58,626,758
Materials	24,230,685	0	0	24,230,685
Real estate	24,777,015	0	0	24,777,015
Utilities	18,652,581	0	0	18,652,581
Exchange-traded funds	2,326,647	0	0	2,326,647
Warrants
Energy	0	0	0	0
Short-term investments
Investment companies	17,075,543	0	0	17,075,543
Total assets	$484,880,238	$0	$0	$484,880,238

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For nine months ended February 29, 2020, the Portfolio did not have any transfers into/out of Level 3.